     As filed with the Securities and Exchange Commission on May 1, 2008


                                                             File No. 333-119919
                                                                       811-04721
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
   Pre-Effective Amendment No.                                               [_]
   Post-Effective Amendment No. 7                                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 42                                                          [X]

                        (Check appropriate box or boxes.)

                                   ----------

                  Phoenix Life Variable Universal Life Account
                           (Exact Name of Registrant)

                                   ----------

                         Phoenix Life Insurance Company
                               (Name of Depositor)

                                   ----------

               One American Row, Hartford, Connecticut 06103-2899
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                   ----------

                              John H. Beers, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06103-2899
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2008 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on           pursuant to paragraph (a)(1) of Rule 485
        ---------

If appropriate, check the following box:
[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                   ----------

================================================================================

                                     PART A

                                                                     [Version A]


                            Phoenix Express VUL/SM/

                 Phoenix Life Variable Universal Life Account

             Issued By: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2008



This prospectus describes a fixed and flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the investment options of the Phoenix Life Variable Universal Life Account ("Separate Account"). The investment options purchase shares of the following funds:



 AIM Variable Insurance Funds - Series  .  Phoenix Mid-Cap Growth Series
 I Shares                               .  Phoenix Money Market Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Core Equity Fund /1/          Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Multi-Sector Short Term
    /1/                                    Bond Series
 The Alger American Fund - Class O      .  Phoenix Strategic Allocation Series
 Shares                                 .  Phoenix-Aberdeen International
 .  Alger American Capital                 Series
    Appreciation Portfolio /1/          .  Phoenix-Alger Small-Cap Growth
 DWS Scudder Investments VIT Funds -       Series
 Class A                                .  Phoenix-Duff & Phelps Real Estate
 .  DWS Equity 500 Index VIP               Securities Series
 .  DWS Small Cap Index VIP             .  Phoenix-Dynamic Asset Allocation
 Federated Insurance Series                Series: Aggressive Growth/ 2/
 .  Federated Fund for U.S. Government  .  Phoenix Dynamic Asset Allocation
    Securities II                          Series: Growth/ 2/
 .  Federated High Income Bond Fund II  .  Phoenix Dynamic Asset Allocation
    - Primary Shares                       Series: Moderate/ 2/
 Fidelity(R) Variable Insurance         .  Phoenix Dynamic Asset Allocation
 Products - Service Class                  Series: Moderate Growth/ 2/
 .  Fidelity VIP Contrafund(R)          .  Phoenix-Sanford Bernstein Mid-Cap
    Portfolio                              Value Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Sanford Bernstein
    Portfolio                              Small-Cap Value Series
 .  Fidelity VIP Growth Portfolio       .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Investment Grade Bond  .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 Franklin Templeton Variable Insurance  PIMCO Variable Insurance Trust -
 Products Trust - Class 2               Advisor Class
 .  Franklin Income Securities Fund     .  PIMCO VIT CommodityRealReturn(TM)
 .  Mutual Shares Securities Fund          Strategy Portfolio
 .  Templeton Developing Markets        .  PIMCO VIT Real Return Portfolio
    Securities Fund                     .  PIMCO VIT Total Return Portfolio
 .  Templeton Foreign Securities Fund   The Rydex Variable Trust
 .  Templeton Growth Securities Fund    .  Rydex Variable Trust Inverse
 Lazard Retirement Series - Service        Government Long Bond Strategy Fund
 Shares                                    /1/
 .  Lazard Retirement Small Cap         .  Rydex Variable Trust Nova Fund /1/
    Portfolio /1/                       .  Rydex Variable Trust Sector
 Lord Abbett Series Fund, Inc. - Class     Rotation Fund /1/
 VC                                     Sentinel Variable Products Trust
 .  Lord Abbett Bond-Debenture          .  Sentinel Variable Products
    Portfolio                              Balanced Fund
 .  Lord Abbett Growth and Income       .  Sentinel Variable Products Bond
    Portfolio                              Fund
 .  Lord Abbett Mid-Cap Value Portfolio .  Sentinel Variable Products Common
 Neuberger Berman Advisers Management      Stock Fund
 Trust - Class S                        .  Sentinel Variable Products Mid Cap
 .  Neuberger Berman AMT Small Cap         Growth Fund
    Growth Portfolio                    .  Sentinel Variable Products Small
 .  Neuberger Berman AMT Guardian          Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 Oppenheimer Variable Account Funds -   Pinnacle Series
 Service Shares                         .  Summit S&P MidCap 400 Index
 .  Oppenheimer Capital Appreciation       Portfolio
    Fund/VA                             The Universal Institutional Funds,
 .  Oppenheimer Global Securities       Inc. - Class II Shares
    Fund/VA                             .  Van Kampen UIF Equity and Income
 .  Oppenheimer Main Street Small Cap      Portfolio
    Fund/VA                             Wanger Advisors Trust
 The Phoenix Edge Series Fund           .  Wanger International Select
 .  Phoenix Capital Growth Series       .  Wanger International Small Cap/ 3/
 .  Phoenix Growth and Income Series    .  Wanger Select
                                        .  Wanger U.S. Smaller Companies/ 4/


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on March 24, 2008. /3/Effective June 1, 2008, to be known as Wanger International.
   /4/Effective June 1, 2008, to be known as Wanger USA. See Appendix A for additional information.


The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Read and keep this prospectus for future reference. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:



[GRAPHIC]

 Phoenix Variable Products Mail Operations ("VPMO")
 PO Box 8027
 Boston, MA 02266-8027

 [GRAPHIC]

Phoenix Variable Products
Mail Operations ("VPMO")     Variable and Universal Life Administration ("VULA")
PO Box 8027                    800/541-0171
Boston, MA 02266-8027



Phoenix Variable              ("VPMO") Variable and Universal Life
Products Mail Operations      Administration ("VULA")
PO Box 8027                   800/541-0171
Boston, MA 02266-8027

                               TABLE OF CONTENTS

Heading                                              Page
---------------------------------------------------------

Benefit/Risk Summary................................    3
 Policy Benefits....................................    3
 Policy Risks.......................................    3
Fee Tables..........................................    4
 Transaction Fees...................................    4
 Periodic Charges Other than Fund Operating Expenses    5
 Minimum and Maximum Fund Operating Expenses........    5
Phoenix Life Insurance Company......................    6
Phoenix Life Variable Universal Life Account........    6
 Valuation Date.....................................    6
 Performance History................................    6
Voting Rights.......................................    6
The Variable Investment Options.....................    7
 Administrative, Marketing and Support Service Fees.    7
The Guaranteed Interest Accounts....................    7
 Guaranteed Interest Account........................    8
 Long-term Guaranteed Interest Account..............    8
Charges and Deductions..............................    8
 General............................................    8
 Charges Deducted from Premium Payments.............    8
 Periodic Charges...................................    8
 Loan Interest Charged..............................    9
 Conditional Charges................................    9
 Tax Charges........................................    9
 Fund Charges.......................................    9
The Policy..........................................   10
 Contract Rights: Owner, Insured, Beneficiary.......   10
 Contract Limitations...............................   10
 Purchasing a Policy................................   10
General.............................................   11
 Postponement of Payments...........................   11
 Death Benefit......................................   12
Payment of Proceeds.................................   12
 Surrender and Death Benefit Proceeds...............   12
 Payment Amount.....................................   12
 Surrenders.........................................   13

Heading                                             Page

Transfer of Policy Value...........................   13
 Internet, Interactive Voice Response and Telephone
   Transfers.......................................   13
 Transfer Restrictions.............................   13
Market Timing and Other Disruptive Trading.........   14
Systematic Transfer Programs.......................   15
 Asset Rebalancing Program.........................   15
 Dollar Cost Averaging Program.....................   15
Additional Programs................................   15
 Asset Allocation and Strategic Programs...........   15
 Selecting a Program and Option....................   16
Policy Loans.......................................   16
 Overloan Protection Provision.....................   17
Lapse and Reinstatement............................   17
 Extended Term Insurance...........................   18
 Termination.......................................   18
 Reinstatement.....................................   18
Federal Income Tax Considerations..................   18
 Introduction......................................   18
 Income Tax Status.................................   18
 Policy Benefits...................................   19
 Business and Corporate-Owned Policies.............   20
 Modified Endowment Contracts......................   20
 Limitations on Unreasonable Mortality and Expense
   Charges.........................................   21
 Qualified Plans...................................   21
 Diversification Standards.........................   21
 Owner Control.....................................   21
 Change of Ownership or Insured or Assignment......   21
 Other Taxes.......................................   21
 Withholding.......................................   22
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.....   22
Financial Statements...............................   22
Distribution.......................................   22
Appendix A - Investment Options....................  A-1
Appendix B - Glossary of Special Terms.............  B-1

Benefit/Risk Summary
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms, marked by italics, have been defined and can be found in "Appendix B-Glossary of Special Terms" located at the end of the prospectus.

This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.

Policy Benefits

Death Benefits
This policy is a fixed and flexible premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies. All policies will be issued with Death Benefit Option 2, but you may change your Death Benefit Option after the fourth policy year.

.. Death Benefit Option 1 will equal the policy's face amount, or the minimum death benefit if greater.

.. Death Benefit Option 2 will equal the face amount plus the policy value, or the minimum death benefit if greater.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured person at the beginning of the policy year in which death occurs.

Loans and Surrenders
Generally, you may borrow up to the amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan towards the applicable limit.

The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may partially surrender any part of the policy at anytime. We may also impose a separate surrender charge.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

Investment Choices

You may select from a wide variety of investment options and two Guaranteed Interest Accounts. Each investment option invests directly in a professionally managed fund. You may transfer policy value among any of the investment options and the Guaranteed Interest Accounts while continuing to defer current income taxes.


Asset Allocation and Strategic Programs
You may also elect an asset allocation or strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs.

Temporary Insurance Coverage
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

Premiums
The policy has a fixed premium for the first four years with flexible premiums thereafter. The amount of level premium that you will be required to pay in each of the first four years will be an amount that will not exceed the Guideline Level Premium (the level premium required, when accrued at 4% with guaranteed cost of insurance rates and assuming current expenses, for the policy value to equal the face amount at age 100) for your policy on the issue date. Also, this level premium will not exceed the TAMRA premium (the level premium required during the first seven policy years, when accrued at 4% with guaranteed cost of insurance rates and assuming no expenses, for the policy value to equal the face amount at age 100) for the face amount of your policy on the issue date.

Optional Insurance Benefits
At this time, additional benefits and riders are not available for this policy. However, we reserve the right to offer additional benefits and riders in the future.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

Policy Risks

Suitability Risk
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first seven years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.


Replacements


Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.



Conflicts of Interest


Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.


Tax Effects
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

Risk of Lapse
Your policy will remain in force as long as required premiums are paid and the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the above conditions are not met, the policy will lapse, or end. You will receive an amount equal to the policy's cash surrender value in the event that the policy lapses and the cash surrender value is positive. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Investment Risk

A comprehensive discussion of the risks of each fund purchased by an investment option of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


Transfer Risk
Transfers or deposits to the Guaranteed Interest Accounts are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Accounts are limited to one transfer per year. The amounts you may transfer out of the Guaranteed Interest Accounts are limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

The following tables describe the fees, and expenses that you will pay when buying, owning and surrendering the policy. There are two tables describing the policy charges. The first describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, transfer policy value between investment options, or exercise the overloan protection provision.
Fee Tables
--------------------------------------------------------------------------------

                               Transaction Fees

            Charge                          When Deducted
---------------------------------------------------------------------
Premium Expense Charge           Upon premium payment.
---------------------------------------------------------------------
Administration Charge/1/         Monthly calculation day/2/ for the
                                 first 10 policy years.
 Minimum - Maximum

 Example for a Male, Age 45, in
 the Standard Non-smoking
 class
---------------------------------------------------------------------
Surrender Charge/3, 4/           Upon full surrender or lapse.

---------------------------------------------------------------------
Partial Surrender Charge/3, 4/   Upon partial surrender of policy
                                 value.
                                 Upon face amount decrease.



---------------------------------------------------------------------
Partial Surrender Fee            Upon partial surrender.

---------------------------------------------------------------------
Transfer Charge                  Upon transfer.


---------------------------------------------------------------------
Overloan Protection Provision    Upon exercise of the option, a one-
                                 time charge will be deducted on the
                                 next monthly calculation day./2/
---------------------------------------------------------------------

            Charge                                  Maximum Amount Deducted
-----------------------------------------------------------------------------------------------
Premium Expense Charge           5% of the premium payment
-----------------------------------------------------------------------------------------------
Administration Charge/1/

 Minimum - Maximum               $0.04 per $1,000 of face amount to $0.35 per $1,000 of face amount
 Example for a Male, Age 45, in
 the Standard Non-smoking
 class                           $0.22 per $1,000 of face amount
-----------------------------------------------------------------------------------------------
Surrender Charge/3, 4/           35% of the policy's initial required annual premium, but not greater than policy value
-----------------------------------------------------------------------------------------------
Partial Surrender Charge/3, 4/   Full surrender charge multiplied by the result of dividing the partial surrender amount by the policy value before the
                                 surrender.
                                 Full surrender charge multiplied by the result of dividing the face decrease amount by the face amount before the
                                 reduction.
-----------------------------------------------------------------------------------------------
Partial Surrender Fee            We do not charge a partial surrender fee, but we reserve the right to charge up to a $25 fee from your policy value.
-----------------------------------------------------------------------------------------------
Transfer Charge                  We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer
                                 after the first twelve transfers.
-----------------------------------------------------------------------------------------------
Overloan Protection Provision    A one-time transaction charge of 3.5% of the policy value
                                 will be deducted.

-----------------------------------------------------------------------------------------------

/1/ This charge will vary according to issue age and face amount and is charged during the first ten policy years. The charge shown in the table may not be typical of the charge that you will pay. Your policy's specifications page will indicate the charge applicable to your policy. For more information, see "Charges and Deductions."
/2/ The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or if that date does not fall in any given month, it will be the last day of that month.
/3/ The surrender charge period is seven years.
/4/ This charge is incurred only if there is a full surrender, partial surrender or face amount decrease.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

              Periodic Charges Other than Fund Operating Expenses


           Charge                     When Deducted                              Maximum Amount Deducted
------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance/1/           On each monthly
                               calculation day
 Minimum - Maximum                                          $0.02 - $83.33 per $1,000 of amount at risk/2/ each month.
 Example for a male age 41 in
 the Standard Non-smoking
 class                                                      $0.19 per $1,000 of amount at risk/2/ per month.
------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk     On each monthly
Charge/3/                      calculation day
 Maximum                                                    0.075% each month from amounts allocated to the Separate Account.
------------------------------------------------------------------------------------------------------------------------------
Tax Charges                    When we become liable for    Currently, there are no charges for taxes. We reserve the right to
                               taxes                        impose a charge should we become liable for taxes in the future.
                                                            Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of investment option values.
------------------------------------------------------------------------------------------------------------------------------
Loan Interest Rate Charge/4/   Interest accrues daily and   The maximum net cost to the policy value is 2% of the loan balance
                               is due on each policy        on an annual basis.
                               anniversary. If not paid on
                               that date, we will treat the
                               accrued interest as another
                               loan against the policy.
------------------------------------------------------------------------------------------------------------------------------

/1/ Cost of insurance charges will vary according to age, gender, underwriting class, policy year, net amount at risk, and the ratio of policy value to death benefit. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
/2/ The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
/3/ We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. For more information, see "Charges and Deductions."
/4/ The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information, see "Charges and Deductions" and "Loans."


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



                     Total Annual Fund Operating Expenses



                                                 Minimum   Maximum
             Gross Annual Fund Operating Expense  0.31%     3.83%
             Net Annual Fund Operating Expenses.  0.28%     3.83%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.



/1/ The total and net fund operating expenses for each available investment portfolio are given in the following table.

Phoenix Life Insurance Company
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Phoenix Life Variable Universal Life Account
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses whether or not realized of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.


The Separate Account is divided into investment options, each of which is available for allocation of policy value. We determine the value of each investment option's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each investment option will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on the front page of this prospectus. Each portfolio's investment objective is given in Appendix A.



Phoenix does not guarantee the investment performance of the Separate Account or any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.


We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

Valuation Date
A valuation date is every day the NYSE is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

Performance History

We may choose to include performance history of the investment options or the underlying portfolios in advertisements, sales literature or reports. Performance information about each investment option is based on past performance and is not an indication of future performance.


Voting Rights
--------------------------------------------------------------------------------


We legally own all fund shares held by the investment options; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.



While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.



We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.


We may ask you to provide voting instructions for such items as:


1)the election or removal of the fund's Trustees;


2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on the front page.

The Variable Investment Options
--------------------------------------------------------------------------------


You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.


You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the policy have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.



The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the company. The amount of the fee that an underlying fund and its affiliates pay the company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as party of its Total Annual Operating Expenses and is not paid directly from the assets of your variable insurance policy.


The Guaranteed Interest Accounts
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

Guaranteed Interest Account

We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total non-loaned policy value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:


         .  First Year:                         25% of the total value
         .  Second Year:                        33% of remaining value
         .  Third Year:                         50% of remaining value
         .  Fourth Year:                        100% of remaining value

Long-term Guaranteed Interest Account
The amount that can be transferred out is limited to the greatest of
(a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.

Charges and Deductions
--------------------------------------------------------------------------------

General
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

Charges Deducted from Premium Payments

Premium Expense Charge
We deduct a charge of 5% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

Periodic Charges

Monthly Charges

We make monthly deductions on each monthly calculation day from the investment options, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account according to your specified allocation instructions. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.


Cost of Insurance
We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 125% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the insured's last birthday. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either non-tobacco risk class or a tobacco risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the non-tobacco risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality tobacco risk class.

The current monthly cost of insurance rate will vary based on the ratio of the policy value to the death benefit on any monthly calculation date. If the ratio of the policy value to the death benefit is greater than or equal to 20% and less than 40%, then the current cost if insurance rate will be discounted by 5%. If the ratio of the policy value to the death benefit is greater than 40%, then the current cost of insurance rate will be discounted by 10%.

                Ratio of policy value to           Reduction in current
                     death benefit                cost of insurance rate
       -----------------------------------------------------------------
       Less than 20%.............................            0%
       Greater than or equal to 20% and less than
         40%.....................................            5%
       Greater than or equal to 40%..............           10%

Mortality and Expense Risk Charge
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.


During the first ten policy years, your policy will pay a mortality and expense risk charge equal to .04% of the average daily balance in the investment options for the month on each monthly calculation day. Beginning in policy year 11, your policy will pay a mortality and expense risk charge equal to .01% of the average daily balance in the variable investment options for the month on each monthly calculation day. These rates are current and are not guaranteed. The guaranteed monthly mortality and expense risk charge is equal to .075% of the average daily balance in the variable investment options for the month on each monthly calculation day.


Administration Charge
We deduct a monthly charge per $1,000 of face amount during the first 10 policy years. The monthly charge per $1,000 of face amount is calculated as follows.

(Issue Age/150) - .08

The table below provides examples of the Administration Charge for various issue ages.

                                 Administration Charge
                      Issue Age Per 1,000 of Face Amount
                         18              0.040
                         25              0.087
                         35              0.153
                         45              0.220
                         55              0.287
                         65              0.353

Loan Interest Charged
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

                                           Rate we credit the
                                          loaned portion of the
                Policy Loan Interest Rate  Guaranteed Interest
                Years       Charged              Account
                1-10           5%                   3%
                11-15          4%                   3%
                 16+           3%                   3%

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Subject to approval in your state, the policy loan interest rates for policy years 11 and subsequent, may change (based upon issue age of the insured). Under the revised schedule, we charge loan interest at an effective annual rate of 3% at the earlier of the 16/th/ policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

Conditional Charges
The surrender charge applies during the first seven policy years if you surrender the policy for its cash surrender value, request a face amount decrease, or allow the policy to lapse.

.. Surrender Charge. The surrender charge applies during the first seven policy years if you surrender the policy for its cash surrender value or request a face amount decrease. The surrender charge is 35% of the initial annual required premium amount. This charge is intended to recoup the costs incurred in issuing the policy. The actual surrender charge will never exceed policy value, therefore, we will never require you to submit an additional payment in order to surrender your policy. The surrender charge will be shown on your policy's schedule pages.

..  Partial Surrender Charge

  . Requested face amount decrease - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. This charge is intended to recoup the costs of issuing the policy.

  . Partial surrender of policy value - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any surrender of policy value. Face amount reductions may result if you request a partial surrender of policy value. This charge is intended to recoup the costs of issuing the policy.

.. Partial Surrender Fee. Should you withdraw a portion of your policy value, we will not charge you. However, we reserve the right to charge up to a $25 fee from your policy value upon prior written notice. A portion of the surrender charge may also apply. This charge is intended to recoup the cost of administering the partial surrender of policy value.

.. Transfer Charge. Currently, we do not charge for transfers, however, we reserve the right to charge up to $20 for each transfer in excess of twelve each policy year upon prior written notice. This charge, if we were to impose a transfer charge would be intended to recoup the cost of administering the transfer.

.. Overloan Protection Option Charge. A one-time transaction charge of 3.5% of the policy value will be deducted on the monthly calculation day following election of the option. This charge is intended to recoup the cost of insurance for the remainder of the policy duration.

Tax Charges
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.

Fund Charges
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in the Fee Tables section of this prospectus.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

The Policy
--------------------------------------------------------------------------------

Contract Rights

Owner
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.

Insured
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. A policy may be issued to insureds ages 18 through 65. We will require that you provide evidence that the person to be insured is, in fact, insurable.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

Contract Limitations

Assignment
.. You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at VULA, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

.. Subject to applicable legal and regulatory requirements, the Company reserves the right to purchase your policy in those instances where you have agreed to sell your policy to a duly licensed viatical settlement company. If the Company exercises this right it will pay the agreed upon price offered by the viatical settlement company.

Purchasing a Policy

Underwriting Procedures
We base our rates on the insured person's gender, attained age and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

Eligible Purchasers
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

Premium Payments

This prospectus describes a fixed and flexible premium variable universal life insurance policy. It has a required premium for the first four years with flexible premiums thereafter. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several investment options of the Separate Account or the Guaranteed Interest Accounts. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the funds to which premiums have been allocated.


A number of factors concerning the person insured and the policy features you desire will affect our required issue premium. The age, gender, and risk class can affect the issue premium, as can policy features such as the face amount and added benefits.


The issue premium is due on the policy date. The insured person must be alive when the issue premium is paid. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. You must deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.



We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Accounts will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

Payment by Check
We may wait to credit your policy if you pay by check until your check has cleared your bank.

Automated Payments

You may elect to pay subsequent premiums by pre-authorized check. Under this service, we automatically deduct premiums each month from a bank account you designate. We will not send a bill for these automatic payments. Withdrawals from your bank account will be made on the 15 of each month. You may commence the pre-authorized check service at any time, unless your policy has entered its grace period.



You can discontinue this service by contacting our VPMO. We must receive notification of account changes at our VPMO at least 30 days before the next draft date. Upon termination of this service, the premium payment frequency will be changed to the most frequent modal premium available under your policy. We may automatically switch you to quarterly billing if we are unable to obtain the premium payment from your bank account. We may discontinue this service with 30 days' written notice to you.


Allocation of Premium

We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts upon receipt of a completed application, in accordance with your allocation instructions on the valuation date we approve you for coverage assuming we have received your completed application in good order. We may delay the application of a subsequent premium payment if applying it would cause the policy to become a MEC. Generally, we will apply the portion of the subsequent premium payment that will not cause the policy to become a MEC and we will refund the balance to you. However, if we receive a subsequent premium payment that will cause the policy to become a MEC within 20 days prior to the policy anniversary date, we will hold the portion of the subsequent premium payment that would cause MEC status. We will apply the remaining portion on the policy anniversary date when it can be applied without creating a MEC. If it is your intention to create a MEC or if you would like the portion of the premium payment that will create a MEC returned to you, you must notify us in writing within thirty days of the policy anniversary date. If you intend to create a MEC, you will be required to sign a form acknowledging that you understand the tax consequences of MEC status.



For policies in which a material change impacting the 7-pay limit or 7-pay period occurred, if the material change caused the start of the 7-pay year to no longer coincide with the policy anniversary, the procedure described above for holding payments may not apply. Generally speaking, the 7-pay limit and 7-pay period are measures of the amount of premium that can be paid into a life insurance contract without causing the contract to become a MEC under federal tax law. For additional information about the 7-pay test, see the "Modified Endowments Contracts" section of this prospectus.



However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market investment option of the Separate Account and, at the expiration of the right to cancel period, the policy value of the money market investment option is allocated among the investment options of the Separate Account or to the Guaranteed Interest Accounts in accordance with your allocation instructions in the application for insurance.



Premium payments received by us will be reduced by the premium expense charge. Premium payments received during a grace period, after deduction of the premium expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various investment options of the Separate Account or to the Guaranteed Interest Accounts, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."


Policy Refund
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)the current policy value less any debt; plus

2)any monthly deductions and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any debt and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

General
--------------------------------------------------------------------------------

Postponement of Payments

We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone investment option transfers under any of the following circumstances:


.. we may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts;

.. we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus
  Day and Veteran's Day) or may have closed early; or

.. when the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


Death Benefit
Death Benefit Option 1 will pay the policy's face amount on the date of the insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the insured person's death but not less than the minimum death benefit.

All policies will be issued with Death Benefit Option 2. Death Benefit Option changes are permitted after the 4/th/ policy year.

After age 100, the death benefit option is automatically changed to Death Benefit Option 1.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in which death occurs.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Partial Surrender and Requested Decreases in Face Amount: Effect on Death
Benefit
A partial surrender or a requested decrease to in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A requested decrease in face amount reduces the death benefit on the next monthly calculation day by the requested amount of the face decrease. A partial surrender reduces the death benefit immediately by the amount of the partial surrender. A decrease in the death benefit may have tax consequences.

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Generally, there will be a pro rata reduction of the cost of insurance and administration charges. For more information, see "Federal Income Tax Consideration - Partial Surrenders."

Requests for Increase in Face Amount
Face amount increases are not available with this policy.

Payment of Proceeds
--------------------------------------------------------------------------------

Surrender and Death Benefit Proceeds
We will process death benefits and full or partial surrenders at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another mode of payment has been agreed upon by you and us. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured person dies.


If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. You should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check. A beneficiary may opt out of the PCA and may elect another option we are then offering for this policy before payment of the death proceeds.



The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to certain restrictions (including minimum amount requirements). In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. A recipient should consult a qualified tax adviser before electing to receive an annuity.


Payment Amount
We will make the death benefit payment based on the death benefit option in effect at the time.

                                       Value we apply to payment
                                       option
                ------------------------------------------------
                Death Benefit Option 1 Policy face amount
                ------------------------------------------------
                Death Benefit Option 2 Policy face amount plus
                                       policy value

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding debt.

The cash surrender value is the policy value reduced by outstanding debt on the surrender date.

Surrenders
You may take a full or partial surrender of your policy at any time as long as insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. We may postpone surrender payments under certain circumstances.

Full Surrenders
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

Partial Surrenders
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit partial surrenders of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:

.. Partial Surrender Amount - the portion of the cash surrender value you choose, but not less than $500; plus

..  Partial Surrender Fee not to exceed $25; plus

.. Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash surrender value by the partial surrender amount paid. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

Transfer of Policy Value
--------------------------------------------------------------------------------

Internet, Interactive Voice Response and Telephone Transfers

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or Telephone, You may also write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on the front page.) The Company may discontinue any of these options and may provide other options at any time. We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the twelve-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized transfer instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions
We do not permit transfers of less than $500 unless either:


..  the entire balance in the investment option or the Guaranteed Interest
   Accounts is being transferred; or


..  the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any investment option if the value of your investment in that investment option immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of an investment option or the Guaranteed Interest Accounts be transferred if the value of your investment in that investment option immediately after the transfer, would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may make additional transfers out of the Guaranteed Interest Account if the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. The amount you may transfer is limited to the greater of $1,000, 10% of the value of the Long-term Guaranteed Interest Account or the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.



"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:



.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),



.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the

Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Systematic Transfer Programs
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.


We base transfers under a Systematic Transfer Program on the investment option values next determined following our receipt of your transfer request. Except as described below, you may have only one program in effect at a time.


We do not charge for these programs.

Asset Rebalancing Program

Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.



You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below,the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program

Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a "source account") and periodically we will make transfers from the source account you designate to one or several of the available investment options ("target investment options") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


 .  $25 monthly                         .  $150 semiannually
 .  $75 quarterly                       .  $300 annually

You must have at least $2,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.


You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. Except as described below,the Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect.



Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs


If you elect to participate in either the Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:



1.Dollar Cost Averaging; and



2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding
  Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.




Additional Programs
--------------------------------------------------------------------------------

You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective policy owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option
If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

The following programs are currently available:

..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund - 34%
  .  Mutual Shares Securities Fund - 33%
  .  Templeton Growth Securities Fund - 33%

..  Phoenix-Ibbotson Strategic Asset Allocation
  PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request that we do so. If you elect to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on and after September 10, 2007, on an annual basis we will reallocate the policy value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your policy date for as long as the asset allocation program is in effect for your policy.


  You should consult with your registered representative for the most current information on this program and the options within the program.


..  Phoenix- Dynamic Asset Allocation Series


  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:



  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  .  Phoenix Dynamic Asset Allocation Series: Growth


  .  Phoenix Dynamic Asset Allocation Series: Moderate


  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth


If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this policy.

Policy Loans
--------------------------------------------------------------------------------

Generally, you may borrow up to amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan toward the applicable limit. We generally do not allow loans under $500 except to pay premiums on any Phoenix policies (including affiliates).


When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from the investment options and the Guaranteed Interest Accounts for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.


We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

                         Policy Years Loan InterestRate
                         1-10........         5%
                         11-15.......         4%
                         16 and after         3%

The policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. We charge loan interest at an effective annual rate of 3% at the earlier of the 16/th/ policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your investment options, the non-loaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the choseninvestment options, at the rate we credit the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding debt.


The proceeds of policy loans may be subject to federal income tax under some circumstances. If a request for a decrease in face amount occurs, the contract will have to be retested under section 7702 and 7702A of the Internal Revenue Code. This decrease may cause the contract to become a Modified Endowment Contract and impact the testing under section 7702. Following reduction in the face amount, if the contract becomes a Modified Endowment Contract, any loan on the policy must be treated as a taxable distribution to the owner to the extent of gain in the policy.


A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of the investment options, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.


Subject to approval in your state, the policy loan interest rates for policy years 11 and subsequent, may change (based upon issue age of the insured). Under the revised schedule, we charge loan interest at an effective annual rate of 3% at the earlier of the 16/th/ policy year or upon the insured reaching age 65 (but not before policy year 11).

Overloan Protection Provision
This option is designed to prevent a heavily loaned policy from lapsing and may be exercised under the following conditions.

..  The policy has been in force for at least 15 years.

..  The Insured is at least 75 years old.

..  All premiums paid have been withdrawn by partial surrender.

.. The loan balance is equal to 96% of the policy value (any loan in excess of this amount must be repaid).

Note: If the loan balance exceeds 96% of the policy value, the loan balance in excess of 96% must be repaid at the time that this provision is requested.

When you elect this option, the following actions will occur on the next monthly calculation day.

..  Riders in effect, if any, will terminate;

..  Deduction of a one-time transaction charge of 3.5% of the policy value;

..  The death benefit option will permanently change to Death Benefit Option 1;

..  The face amount will be reduced to the policy value multiplied by 101%;

..  The remaining policy value will be transferred to the Long Term Guaranteed
   Interest Account. No transfer charge will be assessed for this transfer. No further transfers will be allowed;

..  The death benefit will be the greater of:

  .  the new face amount, or
  . the greater of the policy value or the loan multiplied by the applicable minimum death benefit percentage.

After election of this option, monthly charges will no longer be assessed, however, loan interest will continue to accrue. No additional premium payments will be accepted. No additional partial surrenders, policy loans or loan repayments will be allowed. Any loan balance will reduce the death benefit payable and the loan interest will continue to accrue.

Lapse and Reinstatement
--------------------------------------------------------------------------------

Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first 7 policy years, required premiums are not paid or the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the required premium less the actual premium to prevent the policy from lapsing.

If, at any time after the first seven policy years, the cash surrender value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the amount required to provide a positive cash surrender value to prevent the policy from lapsing.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur. By lapse, we mean that the policy is no longer in full force and has no value except to the extent of any extended insurance provided by the cash surrender value, if any, as described in the "Extended Term Insurance" section below.

The policy will remain in force during the grace period, however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

Extended Term Insurance
If this policy lapses during the required annual premium years payable period and has a positive cash surrender value on the date of lapse, coverage under this policy will continue as Extended Term Insurance. At that time, all values from the Separate Account and all values from the Long-term Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account. We then assess the full surrender charge against the policy, which will be taken from the non-loaned portion of the Guaranteed Interest Account.

If the policy is in Death Benefit Option 1, the face amount of the policy will be reduced by the amount of any outstanding debt in effect on the date of lapse.

If the policy is in Death Benefit Option 2, the face amount will remain unchanged, however the policy value will be reduced by the amount of any outstanding debt in effect on the date of lapse.

The loaned portion of the Guaranteed Interest Account would then be set to zero, and there will no longer be any outstanding debt in effect under the policy. At the time the policy lapses to Extended Term Insurance, the policy value would be set equal to the cash surrender value as of the date of lapse.

Once the policy has lapsed to Extended Term Insurance, the monthly administration charge will no longer apply, and no additional premium payments, transfers, partial surrenders, risk classification changes, or changes in face amount may be made. In addition, policy loans will no longer be available. All additional benefit riders will terminate unless they provide otherwise.

While this policy is in force as Extended Term Insurance, monthly processing will proceed with the following difference:

..  The cost of insurance charge rates will be those in effect for Extended Term
   Insurance, but in no event will such rates be higher than the maximum guaranteed cost of insurance rates.

This policy will be continued as Extended Term Insurance until the first monthly calculation day that the policy value is not sufficient to pay the monthly deduction. In such event, the policy will lapse and terminate without value as of such date.

Termination
This policy terminates automatically on the earliest of the date of death, full surrender, the date that the grace period expires without the payment of sufficient premium in accordance with the lapse provision or until the first monthly calculation day that the policy value is not sufficient to pay the monthly deduction in accordance with the lapse provision.

Reinstatement
Unless this policy has been surrendered for its cash surrender value, this policy may be reinstated at any time within three years from the date of the premium default. You may request reinstatement in writing and will require submission of evidence of insurability satisfactory to us along with the payment of all required annual premiums in arrears with interest at a rate of 6% compounded annually, or an amount if greater that would result in a cash surrender value equal to at least three monthly deductions.

Federal Income Tax Considerations
--------------------------------------------------------------------------------

Introduction
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the policy owner. Policy owners should consult their own independent tax advisors for advice and information relating to their particular tax situation.


Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Accounts are separate entities from Phoenix Life Insurance Company. PHL Variable Insurance Company and

Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits


Tax Treatment as Life Insurance


In order to be treated as life insurance for federal income tax purposes, the policy must meet certain requirements. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include definitional tests and rules for diversification of the policy's investments (described below).



There are two definitional tests for life insurance in the Internal Revenue
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this policy permits the policy owner to select the applicable test, this selection must be made at issue.



Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value. Compliance with the test is based on the policy design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.



Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the policy in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.


Death Benefit Proceeds

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see "Business and Corporate-Owned Policies"). Also, a policy owner should not be considered to be in constructive receipt of the cash surrender value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, it is possible that the IRS may consider a benefit paid under a Living Benefits Rider as taxable income in the year of receipt.



As described above, Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.


Full Surrender
Upon full surrender of a policy for its cash surrender value, the excess, if any, of the policy value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

Partial Surrender

If the policy is classified as a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders are generally not taxable. There are situations, however, in which a partial surrender, accompanied by a reduction in death benefits can result in current taxation under Code
Section 7702(f)(7), where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.


Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy is limited under Code Section 264. In most cases, there is no interest deduction permitted, although in limited circumstances, a current deduction may be permitted. We suggest you consult with your tax advisor to determine that amount, if any, of your policy loan interest that may be deductible.



Business and Corporate-Owned Policies


If the policy is owned by an entity engaged in a trade or business, there are Internal Revenue Code provisions that apply to the tax treatment of premiums, policy loan interest, contract earnings and death benefits. No deduction is permitted for premiums paid if the policy owner is a beneficiary under the contract. With limited exceptions, no deduction is allowed for interest paid or accrued on any policy loan. An interest deduction disallowance rule on non-policy interest (e.g., interest relating to a different investment) paid or incurred by the owner may also apply in the case of a policy insuring the life of an individual who is not an owner of the policy owner, or an officer, director, or employee of the policy owner's business.



Death benefits may be subject to income tax unless (1) specified notice and consent provisions are met and (2) criteria are satisfied concerning the relationship between the insured and policy owner or the insured and the death benefits. The policy owner is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. As required by the Internal Revenue Service, the policy owner must also comply with any required annual reporting and recordkeeping requirements. In addition, for certain corporate policy owners, the death benefits and policy earnings may be subject to tax under the corporate alternative minimum tax.




Modified Endowment Contracts

General

A life insurance policy is tested under the "7-pay test" of Code Section 7701A to determine if it is a modified endowment contract "MEC". This test is designed to distinguish policies that have more investment orientation from policies which are less investment oriented. Under this test, there is a premium limit that applies for the first 7 years of the policy and for 7 years after a material change to the policy. If the policy is classified as a MEC, there is no change to the terms of the policy; however, the tax treatment of loans, distributions and decreases is changed from the treatment for non-MEC policies. For a MEC, loans and other distributions will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid).



We will modify your premium payments to determine if the premium paid will exceed the 7-pay limit. If such a payment occurs, we will remove the excess premium from your policy to reverse MEC status and offer you the opportunity to have the excess amounts reapplied. Premiums paid during a policy year but which are removed from the policy, with interest if any, within 60 days after the end of the policy year will be excluded from the 7-pay test. If you chose to have the premiums reapplied to your policy during the same policy year and your policy becomes a MEC, the MEC status cannot be reversed. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.




Reduction in Benefits During the First Seven Years

If, during the first seven contract years, there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, the 7-pay test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the policy and each premium actually paid is tested against the recalculated limit.


Distributions Affected

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure) are considered distributions under a modified endowment contract.


Penalty Tax

Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, except for distributions that are:


..  made on or after the taxpayer attains age 59 1/2;

..  attributable to the taxpayer's disability (within the meaning of Code
   Section 72(m)(7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums.




A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of Modified Endowment Contracts
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner.


Limitations on Unreasonable Mortality and Expense Charges
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

Qualified Plans
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

Diversification Standards

To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each contract is required to be adequately diversified Through the use of separate accounts, a contract can satisfy the diversification requirements as long as on the last day of each calendar quarter the separate account's assets be invested in no more than:


..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.



We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

Owner Control

For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you specifically cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.



At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, the company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


Change of Ownership or Insured or Assignment

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

Withholding

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.


The Phoenix Companies, Inc. -
 Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or "FINRA" (formerly known as the National Association of Securities Dealers, Inc., or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.





In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.


Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.


Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.




These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Financial Statements
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2007, and the results of its operations and for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on the Guaranteed Interest Accounts' rates that we credit during a guarantee period.


Distribution
--------------------------------------------------------------------------------

The company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the company and its affiliated companies. The company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.


PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or FINRA.



PEPCO and the company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the company under applicable state insurance law and must be licensed to sell variable life insurance products. The company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.


Compensation. Broker-dealers having selling agreements with PEPCO and the company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 99% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.


Promotional Incentives and Payments. To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.



Preferred Distribution Arrangements. The company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing the company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with State Farm VP Management Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services and certain of its affiliates, National Financial Partners, FFR Financial and Insurance Services, and Crump Group, Inc.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------





                   Fund Name                                      Investment Objective
AIM V.I. Capital Appreciation Fund               Growth of capital














--------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                  Growth of capital














--------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/          Long term growth of capital













--------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Long term capital appeciation
(formerly Alger American Leveraged AllCap
Portfolio)/1,3/
--------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the
                                                 Standard & Poor's 500 Composite Stock Price Index,
                                                 which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the Russell
                                                 2000(R) Index, which emphasizes stocks of small US
                                                 companies.
--------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                 securities
--------------------------------------------------------------------------------------------------------



                   Fund Name                           Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund               Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.;
                                                  Invesco Global Asset Management
                                                   (N.A.), Inc.;
                                                  Invesco Institutional (N.A.), Inc.;
                                                  Invesco Senior Secured
                                                   Management, Inc.;
                                                  Invesco Hong Kong Limited;
                                                  Invesco Asset Management Limited;
                                                  Invesco Asset Management (Japan)
                                                   Limited;
                                                  Invesco Asset Management
                                                   Deutschland, GmbH; and
                                                  Invesco Australia Limited
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                  Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.;
                                                  Invesco Global Asset Management
                                                   (N.A.), Inc.;
                                                  Invesco Institutional (N.A.), Inc.;
                                                  Invesco Senior Secured
                                                   Management, Inc.;
                                                  Invesco Hong Kong Limited;
                                                  Invesco Asset Management Limited;
                                                  Invesco Asset Management (Japan)
                                                   Limited;
                                                  Invesco Asset Management
                                                   Deutschland, GmbH; and
                                                  Invesco Australia Limited
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/          Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.; Invesco Global
                                                   Asset Management (N.A.), Inc.;
                                                  Invesco Institutional (N.A.), Inc.;
                                                  Invesco Senior Secured
                                                   Management, Inc.;
                                                  Invesco Hong Kong Limited;
                                                  Invesco Asset Management Limited;
                                                  Invesco Asset Management (Japan)
                                                   Limited;
                                                  Invesco Asset Management
                                                   Deutschland, GmbH; and
                                                  Invesco Australia Limited
---------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Fred Alger Management, Inc.
(formerly Alger American Leveraged AllCap
Portfolio)/1,3/
---------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Federated Investment Management Company


---------------------------------------------------------------------------------------------


                     Fund Name                                        Investment Objective
Federated High Income Bond Fund II                  High current income by investing primarily in a
                                                    professionally managed, diversified portfolio of high
                                                    yield, lower rated corporated bonds (also known as
                                                    "Junk Bonds")
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio         Capital growth
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                       Capital appreciation
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio        As high a level of current income as is consistent with
                                                    the preservation of capital

-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                     Maximize income while maintaining prospects for
                                                    capital appreciation
-------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/         Long term capital appreciation
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                High current income and the opportunity for capital
                                                    appreciation to produce a high total return
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Long-term growth of capital and income without
                                                    excessive fluctuations in market value
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Capital appreciation through investments, primarily in
                                                    equity securities which are believed to be undervalued
                                                    in the marketplace
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Capital appreciation with income as a secondary goal
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Long term growth of capital; current income is a
                                                    secondary goal
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            Capital appreciation by investing in securities of well-
                                                    known, established companies
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               Long-term capital appreciation by investing in
                                                    securities of foreign insurers, "growth-type"
                                                    companies, cyclical industries and special situations
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           Capital appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Intermediate and long-term capital appreciation with
                                                    income as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Dividend growth, current income and capital
                                                    appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Capital appreciation

-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         As high a level of current income as is consistent with
                                                    the preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Long-term total return

-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         High current income while attempting to limit changes
                                                    in the series' net asset value per share caused by
                                                    interest rate changes
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 High total return consistent with prudent investment
                                                    risk



-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               High total return consistent with reasonable risk

-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Long-term capital growth

-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Capital appreciation and income with approximately equal emphasis

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Long-term capital growth
Aggressive Growth/ 2,3/

-------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
Federated High Income Bond Fund II                  Federated Investment Management Company



---------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio         Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                       Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio        Fidelity Management and Research Company
                                                     Subadvisor: Fidelity Investments Money
                                                      Management, Inc.
---------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                     Franklin Advisers, Inc.

---------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/         Lazard Asset Management LLC
---------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                Lord, Abbett & Co. LLC

---------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC

---------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Lord, Abbett & Co. LLC


---------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano              Subadvisor: Neuberger Berman, LLC
Portfolio)
---------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Neuberger Berman Management Inc.
                                                     Subadvisor: Neuberger Berman, LLC
---------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               OppenheimerFunds, Inc.


---------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Harris Investment Management, Inc.
---------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Phoenix Investment Counsel, Inc.
---------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Neuberger Berman Management, Inc.
---------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
---------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
---------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.

---------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 Phoenix Variable Advisors, Inc.
                                                     Subadvisors: Goodwin Capital Advisers, Inc.
                                                      (fixed income portion)
                                                     Phoenix Investment Counsel, Inc.
                                                      (equity portion)
---------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Aberdeen Asset Management Inc.
---------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Duff & Phelps Investment
                                                      Management Company
---------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc.
Aggressive Growth/ 2,3/                              Limited Services Subadvisor: Ibbotson
                                                      Associates, Inc.
---------------------------------------------------------------------------------------------------


                      Fund Name                                        Investment Objective
Phoenix Dynamic Asset Allocation Series: Growth/ 2,3/ Long-term capital growth with current income as a secondary consideration

--------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Current income with capital growth as a secondary
Moderate/ 2,3/                                        consideration

--------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate     Long-term capital growth and current income with a
Growth/ 2,3/                                          greater emphasis on capital growth

--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        Long-term capital appreciation with current income as
                                                      a secondary investment objective
--------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      Long-term capital appreciation by investing primarily
                                                      in small-capitalization stocks that appear to be
                                                      undervalued with current income as a secondary
                                                      investment objective
--------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    Long-term capital appreciation with current income as
                                                      a secondary consideration

--------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series            High total return


--------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio      Seeks maximum real return consistent with prudent
                                                      investment management
--------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                           Seeks maximum real return, consistent with
                                                      preservation of real capital and prudent investment
                                                      management
--------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                          Seeks maximum total return, consistent with
                                                      preservation of capital and prudent investment
                                                      management
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long          Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1,3/                              to the price movements of a benchmark for U.S.
                                                      Treasury debt instruments or futures contract on a
                                                      specified debt instrument. The Fund's current
                                                      benchmark is the inverse of the daily price movement
                                                      of the Long Treasury Bond.
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund/ 1,3/                  Seeks to provide investment results that match the
                                                      performance of its benchmark on a daily basis. The
                                                      Fund's current benchmark is 150% of the performance
                                                      of the S&P 500 Index
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/       Seeks long-term capital appreciation
--------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                            Seeks a combination of growth of capital and current
                                                      income, with relatively low risk and relatively low
                                                      fluctuations in value
--------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                Seeks high current income while seeking to control
                                                      risk
--------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                        Seeks a combination of growth of capital, current
                                                      income, growth of income and relatively low risk as
                                                      compared with the stock market as a whole
--------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                      Seeks growth of capital
--------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                       Seeks growth of capital
--------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                 Seeks investment results that correspond to the total
                                                      return performance of U.S. common stock, as
                                                      represented by the S&P MidCap 400 Index
--------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          Long-term capital appreciation
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     Long-term capital growth
--------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      Long-term capital growth
--------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio            Capital appreciation and current income
--------------------------------------------------------------------------------------------------------------
Wanger International Select                           Long-term growth of capital
--------------------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/                    Long-term growth of capital
--------------------------------------------------------------------------------------------------------------
Wanger Select                                         Long-term growth of capital
--------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                     Long-term growth of capital
--------------------------------------------------------------------------------------------------------------



                      Fund Name                            Investment Advisor / Subadvisor
Phoenix Dynamic Asset Allocation Series: Growth/ 2,3/ Phoenix Variable Advisors, Inc.
                                                       Limited Services Subadvisor: Ibbotson
                                                        Associates, Inc.
-----------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Phoenix Variable Advisors, Inc.
Moderate/ 2,3/                                         Limited Services Subadvisor: Ibbotson
                                                        Associates, Inc.
-----------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate     Phoenix Variable Advisors, Inc.
Growth/ 2,3/                                           Limited Services Subadvisor: Ibbotson
                                                        Associates, Inc.
-----------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        Phoenix Variable Advisors, Inc.
                                                       Subadvisor: AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      Phoenix Variable Advisors, Inc.
                                                       Subadvisor: AllianceBernstein L.P.


-----------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Morgan Stanley Investment
                                                        Management Inc., d/b/a Van Kampen
-----------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series            Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Morgan Stanley Investment
                                                        Management Inc., d/b/a Van Kampen
-----------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio      Pacific Investment Management Company LLC

-----------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                           Pacific Investment Management Company LLC


-----------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                          Pacific Investment Management Company LLC


-----------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long          Rydex Investments
Bond Strategy Fund/ 1,3/




-----------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund/ 1,3/                  Rydex Investments



-----------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/       Rydex Investments
-----------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                            Sentinel Asset Management, Inc.


-----------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                Sentinel Asset Management, Inc.

-----------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                        Sentinel Asset Management, Inc.


-----------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                      Sentinel Asset Management, Inc.
-----------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                       Sentinel Asset Management, Inc.
-----------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                 Summit Investment Partners, Inc.


-----------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          Templeton Asset Management Ltd.
-----------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     Templeton Investment Counsel, LLC
-----------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio            Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------
Wanger International Select                           Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/                    Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------
Wanger Select                                         Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                     Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------

/1/ This fund closed to new investment on May 1, 2006.


/2/ This fund closed to new investment on March 24, 2008.


/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1)only regular premium payments are allowed into the fund; (2)no transfers from other funds are allowed into the fund; (3)existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4)existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5)existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.


/4/ Effective June 1, 2008, to be known as Wanger International.


/5/ Effective June 1, 2008, to be known as Wanger USA.

APPENDIX B - Glossary of Special Terms
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.


Age: The age of the insured on the last birthday.

Amount at risk: The amount at risk equals the difference between the total death benefit we would pay and the policy value.

Cash surrender value: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

Death benefit option: The type of death benefit described in effect.

Debt: Unpaid policy loans with accrued interest.

Due proof of death: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

In force: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

In writing (written notice, written request): Is a written form signed by you, satisfactory to us and received by us.

Monthly calculation day: The first monthly calculation day is the same day as the policy date. Subsequent monthly calculation days are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation day.

Payment date: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

Policy anniversary: The anniversary of the policy date.

Policy date: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

Policy value: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Accounts.

Policy year: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

Subaccounts: The accounts within our Separate Account to which non-loaned assets under the policy are allocated. The subaccounts in turn purchase shares in corresponding underlying funds.

Unit: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

Valuation period: The period in days from the end of one valuation date through the next valuation date.

We (our, us, company): Phoenix Life Insurance Company.

You (your): The owner of this policy at the time an owner's right is exercised.

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012



Additional information about the Phoenix Express VUL/SM/ (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated
May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits and cash surrender values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone
(800) 541-0171, or you can download copies from The Phoenix Companies, Inc., web site at phoenixwm.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, NW, Washington, D.C. 20549.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
V616

Investment Company Act File No. 811-04721

PHOENIX(R)


L4113PR2 (C)2008 The Phoenix Companies, Inc. 5/08

                                                                     [Version B]

                            Phoenix Express VUL/SM/



                 Phoenix Life Variable Universal Life Account

             Issued by: Phoenix Life Insurance Company ("Phoenix")


 PROSPECTUS                                                       May 1, 2008



This prospectus describes a fixed and flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the investment options of the Phoenix Life Variable Universal Life Account ("Separate Account"). The investment options purchase shares of the following funds:



 AIM Variable Insurance Funds - Series  .  Phoenix Mid-Cap Growth Series
 I Shares                               .  Phoenix Money Market Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Core Equity Fund /1/          Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Multi-Sector Short Term
    /1/                                    Bond Series
 The Alger American Fund - Class O      .  Phoenix Strategic Allocation Series
 Shares                                 .  Phoenix-Aberdeen International
 .  Alger American Capital                 Series
    Appreciation Portfolio /1/          .  Phoenix-Alger Small-Cap Growth
 DWS Scudder Investments VIT Funds -       Series
 Class A                                .  Phoenix-Duff & Phelps Real Estate
 .  DWS Equity 500 Index VIP               Securities Series
 .  DWS Small Cap Index VIP             .  Phoenix Dynamic Asset Allocation
 Federated Insurance Series                Series: Aggressive Growth/ 2/
 .  Federated Fund for U.S. Government  .  Phoenix Dynamic Asset Allocation
    Securities II                          Series: Growth/ 2/
 .  Federated High Income Bond Fund II  .  Phoenix Dynamic Asset Allocation
    - Primary Shares                       Series: Moderate/ 2/
 Fidelity(R) Variable Insurance         .  Phoenix Dynamic Asset Allocation
 Products - Service Class                  Series: Moderate Growth/ 2/
 .  Fidelity VIP Contrafund(R)          .  Phoenix-Sanford Bernstein Mid-Cap
    Portfolio                              Value Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Sanford Bernstein
    Portfolio                              Small-Cap Value Series
 .  Fidelity VIP Growth Portfolio       .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Investment Grade Bond  .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 Franklin Templeton Variable Insurance  PIMCO Variable Insurance Trust -
 Products Trust - Class 2               Advisor Class
 .  Franklin Income Securities Fund     .  PIMCO VIT CommodityRealReturn/TM/
 .  Mutual Shares Securities Fund          Strategy Portfolio
 .  Templeton Developing Markets        .  PIMCO VIT Real Return Portfolio
    Securities Fund                     .  PIMCO VIT Total Return Portfolio
 .  Templeton Foreign Securities Fund   The Rydex Variable Trust
 .  Templeton Growth Securities Fund    .  Rydex Variable Trust Inverse
 Lazard Retirement Series - Service        Government Long Bond Strategy Fund
 Shares                                    /1/
 .  Lazard Retirement Small Cap         .  Rydex Variable Trust Nova Fund /1/
    Portfolio /1/                       .  Rydex Variable Trust Sector
 Lord Abbett Series Fund, Inc. - Class     Rotation Fund /1/
 VC                                     Sentinel Variable Products Trust
 .  Lord Abbett Bond-Debenture          .  Sentinel Variable Products
    Portfolio                              Balanced Fund
 .  Lord Abbett Growth and Income       .  Sentinel Variable Products Bond
    Portfolio                              Fund
 .  Lord Abbett Mid-Cap Value Portfolio .  Sentinel Variable Products Common
 Neuberger Berman Advisers Management      Stock Fund
 Trust - Class S                        .  Sentinel Variable Products Mid Cap
 .  Neuberger Berman AMT Small Cap         Growth Fund
    Growth Portfolio                    .  Sentinel Variable Products Small
 .  Neuberger Berman AMT Guardian          Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 Oppenheimer Variable Account Funds -   Pinnacle Series
 Service Shares                         .  Summit S&P MidCap 400 Index
 .  Oppenheimer Capital Appreciation       Portfolio
    Fund/VA                             The Universal Institutional Funds,
 .  Oppenheimer Global Securities       Inc. - Class II Shares
    Fund/VA                             .  Van Kampen UIF Equity and Income
 .  Oppenheimer Main Street Small Cap      Portfolio
    Fund/VA                             Wanger Advisors Trust
 The Phoenix Edge Series Fund           .  Wanger International Select
 .  Phoenix Capital Growth Series       .  Wanger International Small Cap/ 3/
 .  Phoenix Growth and Income Series    .  Wanger Select
                                        .  Wanger U.S. Smaller Companies/ 4/


   /1/Closed to new investment on May 1, 2006 /2/Closed to new investment on March 24, 2008. /3/Effective June 1, 2008, to be known as Wanger International.
  /4/Effective June 1, 2008, to be known as Wanger USA. . See Appendix A for additional information.



The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested.


The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Read and keep this prospectus for future reference. If you have any questions, please contact us at:


                                    [GRAPHIC]

                                              Phoenix Variable Products Mail Operations
                                              PO Box 8027
                                              Boston, MA 02266-8027

                                                                              [GRAPHIC]

Phoenix Variable Products Mail Operations                                               Variable and Universal Life Administration
PO Box 8027                                                                             800/541-0171
Boston, MA 02266-8027


Phoenix Variable Products Mail Operations Variable and Universal Life Administration
PO Box 8027                               800/541-0171
Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                               Page
----------------------------------------------------------

Benefit/Risk Summary.................................    3
 Policy Benefits.....................................    3
 GMWB Policy Benefits................................    4
 Policy Risks........................................    4
 GMWB Policy Risks...................................    4
Fee Tables...........................................    5
 Transaction Fees for All Policies...................    5
 Transaction Fees - Policies without the GMWB Feature    5
 Charges Deducted from Policy Value Other than Fund
   Operating Expenses................................    6
 Guaranteed Minimum Withdrawal Benefit (GMWB) Fee....    6
 Minimum and Maximum Fund Operating Expenses for All
   Policies..........................................    7
Phoenix Life Insurance Company.......................    8
Phoenix Life Variable Universal Life Account.........    8
 Business Day........................................    8
 Performance History.................................    8
Voting Rights........................................    8
The Variable Investment Options......................    9
 Administrative, Marketing and Support Service Fees..    9
The Guaranteed Interest Accounts.....................    9
 Guaranteed Interest Account.........................   10
 Long-term Guaranteed Interest Account...............   10
Charges and Deductions...............................   10
 General.............................................   10
 Charges Deducted from Premium Payments..............   10
 Charges Deducted from Policy Value -
   Monthly Charges...................................   10
 Charges Deducted from Policy Value -
   Daily Charges.....................................   11
 Conditional Charges.................................   11
 Loan Interest Charged...............................   12
 Tax Charges.........................................   12
 Fund Charges........................................   12
The Policy...........................................   12
 Contract Rights: Owner, Insured, Beneficiary........   12
 Other Policy Provisions.............................   12
 Policy Limitations..................................   12
 Purchasing a Policy.................................   13
Transfer of Policy Value.............................   14
 Internet, Interactive Voice Response and Telephone
   Transfers.........................................   14
 Transfer Restrictions...............................   15
Market Timing and Other Disruptive Trading...........   15
Systematic Transfer Programs.........................   16
 Asset Rebalancing Program...........................   16
 Dollar Cost Averaging Program.......................   16
Additional Programs..................................   17
 Asset Allocation and Strategic Programs.............   17


Heading                                            Page

 Selecting a Program and Option...................   17
Death Benefits and Changes in Face Amount.........   18
 Death Benefit....................................   18
Payment of Proceeds...............................   19
 Surrender and Death Benefit Proceeds.............   19
 Death Benefit Payment............................   19
 Surrenders.......................................   19
 Postponement of Payments.........................   20
Policy Loans......................................   20
 Policy Loans.....................................   20
 Overloan Protection Provision....................   21
Guaranteed Minimum Withdrawal Benefit (GMWB)
  Feature.........................................   21
 General..........................................   21
 GMWB Waiting Period..............................   21
 Withdrawal Limit.................................   22
 Withdrawal Limit Step-up.........................   22
 Change of Withdrawal Limit Percentage............   23
 Overdrawn Protection and GMWB Benefit Payments...   23
 Termination of the GMWB Feature..................   23
Policy Lapse and Reinstatement....................   23
 Lapse............................................   23
 Extended Term Insurance..........................   24
 Termination......................................   24
 Reinstatement....................................   24
Federal Income Tax Considerations.................   24
 Introduction.....................................   24
 Income Tax Status................................   24
 Policy Benefits..................................   25
 Business and Corporate-Owned Policies............   26
 Modified Endowment Contracts.....................   26
 Limitations on Unreasonable Mortality and Expense
   Charges........................................   27
 Qualified Plans..................................   27
 Diversification Standards........................   27
 Owner Control....................................   27
 Change of Ownership or Insured or Assignment.....   27
 Other Taxes......................................   27
 Withholding......................................   28
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries....   28
Financial Statements..............................   28
Distribution......................................   28
 Compensation.....................................   29
 Percentage of Premium Payment....................   29
 Promotional Incentives and Payments..............   29
 Preferred Distribution Arrangements..............   29
Appendix A - Investment Options...................  A-1
Appendix B - Glossary of Special Terms............  B-1

Benefit/Risk Summary
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms, marked by italics, have been defined and can be found in "Appendix B-Glossary of Special Terms" located at the end of the prospectus.

This prospectus contains information about the material rights and features of the policy that you should understand before investing. Some policy features may vary due to differences in state law.

This prospectus describes a fixed and flexible premium variable universal life insurance policy that is both an insurance product and a security. The policy is intended to provide flexibility for financial and investment planning for those persons needing death benefit protection.

You may purchase this policy either with or without the Guaranteed Minimum Withdrawal Benefit ("GMWB") Feature. Your decision at issue, however, is irrevocable. The provisions and benefits discussed throughout this prospectus are generally applicable to both policy versions. Any differences due to purchasing the GMWB feature are indicated.

The policy has a required annual premium for the first four years with flexible premiums thereafter. The required annual premium is designed to conform to Internal Revenue Code ("IRC") Guideline Level Premium and TAMRA restrictions. The IRC limits the amount of money that you may put into a life insurance policy and still meet the definition of life insurance for tax purposes. The amount of level premium that you will be required to pay in each of the first four years will be an amount that will not exceed the Guideline Level Premium for your policy on the issue date. Also, this level premium will not exceed the TAMRA premium (the level premium required during the first seven policy years, when accrued at 4% with guaranteed cost of insurance rates and assuming no expenses, for the policy value to equal the face amount at age 100) for the face amount of your policy on the issue date. For more information, refer to the section on "Federal Income Tax Considerations."

Policy Benefits

Death Benefits
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the insured under the policy dies. All policies are issued with Death Benefit Option B, but you may change your death benefit option after the fourth policy year.

.. Death Benefit Option A will equal the policy's face amount, or the minimum death benefit if greater.

.. Death Benefit Option B will equal the face amount plus the policy value, or the minimum death benefit if greater.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured at the beginning of the policy year in which death occurs.

Loans and Surrenders
Generally, you may borrow up to the amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan towards the applicable limit.

The net surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may withdraw any part of the policy at anytime. We may also impose a separate surrender charge.

You may surrender this policy anytime for its net surrender value. A surrender charge may be imposed.

Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy.

Investment Choices

You may select from a wide variety of investment options and two Guaranteed Interest Accounts. Each investment option invests directly in a professionally managed fund. You may transfer policy value among any of the investment options and the Guaranteed Interest Accounts while continuing to defer current income taxes.


Asset Allocation and Strategic Programs
You may also elect an asset allocation or strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs. If you purchase the GMWB feature, you must also elect an asset allocation or strategic program through which to allocate your premiums and policy value.

Tax Benefits
Under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account and the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or withdrawal from the policy, however, could result in recognition of income for tax purposes.

Temporary Insurance Coverage
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and at least the minimum initial premium. This will provide you with immediate insurance protection under the terms set forth in the Receipt.

Optional Insurance Benefits
Currently, additional riders are not available for this policy; however, we reserve the right to offer additional riders in the future.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

GMWB Policy Benefits

Guaranteed Minimum Withdrawal Benefit ("GMWB") Feature

You may purchase this policy with a Guaranteed Minimum Withdrawal Benefit
(GMWB) feature. The GMWB feature guarantees a minimum income benefit regardless of investment performance, subject to an annual Withdrawal Limit and the GMWB Waiting Period. If you purchase this policy with the GMWB feature, you must select an asset allocation or strategic program for your initial and subsequent premium payments and payments will be allocated to the investment options according to the program that you select.


Overdrawn Protection
Overdrawn protection maintains a minimum policy value and death benefit preventing the policy from terminating prior to the death of the insured.

Policy Risks

Suitability Risk
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. The policy may also be unsuitable if you do not require death benefit protection, as there are additional costs and expenses associated with providing insurance.

Surrender charges apply during the first seven years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.


Replacements


Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.



Conflicts of Interest


Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.


Adverse Tax Risk
If the cumulative premium you pay exceeds a defined limit, your policy may become a modified endowment contract, as defined by Internal Revenue Code section 72(e). Surrenders, withdrawals and loans (as well as GMWB benefit payments if you purchase the GMWB feature) under the policy will then be taxable as ordinary income to the extent that there are earnings in the policy, and a 10% penalty may apply to these distributions.

Risk of Lapse
Your policy will remain in force as long as required premiums are paid and the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the above conditions are not met, the policy will lapse, or end. You will receive an amount equal to the policy's net surrender value in the event that the policy lapses and the net surrender value is positive. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Risks of Accessing Policy Values
The drawbacks to accessing policy values through loans and withdrawals include decreases in the face amount of your policy, reductions in the death benefit, and lower policy values. Reductions in policy values may increase the risk of lapse and the loss of insurance protection. If you fully surrender the policy prior to the seventh policy year, you will be assessed a surrender charge. Taking a loan, surrendering your policy or withdrawing a part of your policy values may also result in recognition of income for tax purposes.

Investment Risk

A comprehensive discussion of the risks of each fund purchased by an investment option of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


Transfer Risk
Transfers or deposits to the Guaranteed Interest Accounts are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Accounts are limited to one transfer per year. The amounts you may transfer out of the Guaranteed Interest Accounts are limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

GMWB Policy Risks

GMWB Waiting Period
If you purchase the GMWB feature, you will be subject to the GMWB Waiting Period. The GMWB Waiting Period represents the period of time before you are eligible to receive benefits under the GMWB feature. The GMWB Waiting Period begins on the policy date and ends on the later of the 10th policy anniversary and the policy anniversary following the insured's 55th birthday.

GMWB Restrictions

If you purchase the GMWB feature, you must allocate your premiums and policy values in accordance with one of our asset allocation or strategic programs. Any required participation in an applicable asset allocation or strategic programs will be determined on the policy date and will not change while the policy is in effect. Although the asset allocation or strategic programs allow you to choose an allocation for your premiums and policy values, your ability to select specific investment options and to transfer premium payments and policy value among the various investment options will be restricted. You will also be restricted from allocating premiums and policy values to the Guaranteed Interest Accounts.


The diversification provided by asset allocation or strategic programs does not guarantee or protect against loss. There is no guarantee that a diversified portfolio will outperform a non-diversified portfolio. You bear all the corresponding investment risks

The amount of the guaranteed minimum income benefit that you will receive is contingent upon certain elections being made. Refer to the "Guaranteed Minimum Withdrawal Benefit (GMWB)" section of this prospectus as well as your policy for more information.

The following tables describe the fees, and expenses that you will pay when buying, owning and surrendering the policy. The first table, which applies to all versions of the policy, describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer policy value among investment options.
Fee Tables
--------------------------------------------------------------------------------

                       Transaction Fees for All Policies


            Charge                          When Deducted
---------------------------------------------------------------------
Premium Expense Charge           Upon premium payment.
---------------------------------------------------------------------
Administrative Charge            Monthly calculation date/2/ for the
                                 first 10 policy years.

 Minimum - Maximum
 Example for a Male, Age 45, in
 the standard non-smoking
 class
---------------------------------------------------------------------
Surrender Charge                 Upon surrender or lapse.


                                 Upon withdrawal of policy value.

                                 Upon face amount decrease.
---------------------------------------------------------------------
Withdrawal Fee                   Upon withdrawal.

---------------------------------------------------------------------
Transfer Charge                  Upon transfer.


---------------------------------------------------------------------


            Charge                                  Maximum Amount Deducted
-----------------------------------------------------------------------------------------------
Premium Expense Charge           5% of the premium payment
-----------------------------------------------------------------------------------------------
Administrative Charge

                                 $0.04 per $1,000 of face amount to $0.35 per $1,000 of face
 Minimum - Maximum               amount
 Example for a Male, Age 45, in
 the standard non-smoking
 class                           $0.22 per $1,000 of face amount
-----------------------------------------------------------------------------------------------
Surrender Charge                 35% of the policy's required annual premium, but not greater than policy value in policy years 1-7; 0% thereafter.
                                 Surrender charge multiplied by the result of dividing the
                                 withdrawal amount by the surrender value.
                                 Surrender charge multiplied by the result of dividing the face decrease amount by the face amount before the reduction.
-----------------------------------------------------------------------------------------------
Withdrawal Fee                   We do not charge a withdrawal fee, but we reserve the right to charge up to a $25 fee from your policy value.
-----------------------------------------------------------------------------------------------
Transfer Charge                  We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer
                                 after the first twelve transfers.
-----------------------------------------------------------------------------------------------


This table describes the fee if you will pay if you exercise the Overloan Protection Provision (Available only on policies without the GMWB Feature) This fee is charged in addition to the Transaction Fees listed above and the Periodic Expenses listed below.

             Transaction Fees - Policies without the GMWB feature

           Charge                        When Deducted                              Maximum Amount Deducted
-----------------------------------------------------------------------------------------------------------------------------
Overloan Protection Provision Upon exercise of the option on       A one-time transaction charge of 3.5% of the policy value.
                              the next monthly calculation date/2/
-----------------------------------------------------------------------------------------------------------------------------

/1/ This charge will vary according to issue age and face amount and is charged during the first ten policy years. The charge shown in the table may not be typical of the charge that you will pay. Your policy's specifications page will indicate the charge applicable to your policy. The charge will never exceed $80 per month. For more information, see "Charges and Deductions."
/2/ The monthly calculation date occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or if that date does not fall in any given month, it will be the last day of that month.

The next table, which applies to all versions of the policy, describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

 Charges Deducted from Policy Value Other than Fund Operating Expenses for All
                                   Policies


           Charge                         When Deducted
--------------------------------------------------------------------
Cost of Insurance/1/           On each monthly calculation date
 Minimum - Maximum
 Example for a male age 45 in
 the standard non-smoking
 class
--------------------------------------------------------------------
 Guaranteed Minimum -
 Maximum
 Example for a male age 45 in
 the Standard Non-smoking
 class
--------------------------------------------------------------------
Mortality and Expense Risk     On each business day
Charge/3/
 Maximum
--------------------------------------------------------------------
Tax Charges                    When we become liable
                               for taxes




--------------------------------------------------------------------
Loan Interest Rate Charge/4/   Interest accrues daily and is due
                               on each policy anniversary. If not
                               paid on that date, we will treat the
                               accrued interest as another loan
                               against the policy.
--------------------------------------------------------------------


           Charge                                 Maximum Amount Deducted
---------------------------------------------------------------------------------------------
Cost of Insurance/1/
 Minimum - Maximum             $0.02 - $83.33 per $1,000 of amount at risk/2/ each month.
 Example for a male age 45 in
 the standard non-smoking      $0.095 per $1,000 of amount at risk/2/ to $83.33 per $1,000 of
 class                         amount at risk/2/ each month.
---------------------------------------------------------------------------------------------
 Guaranteed Minimum -          $0.104 per $1,000 of net amount at risk/2/ to $83.33 per
 Maximum                       $1,000 of net amount at risk each month.
 Example for a male age 45 in
 the Standard Non-smoking
 class                         $0.493 per $1,000 of net amount at risk/2/ per month.
---------------------------------------------------------------------------------------------
Mortality and Expense Risk     0.00247% of the balance in the Separate Accounts each
Charge/3/                      business day
 Maximum                       (0.90% on an annual basis)
---------------------------------------------------------------------------------------------
Tax Charges                    Currently, there are no charges for taxes. We reserve the
                               right to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Separate Account
                               and would be included in our calculation of investment
                               option values.
---------------------------------------------------------------------------------------------
Loan Interest Rate Charge/4/   The maximum net cost to the policy value is 2% of the loan balance on an annual basis.



---------------------------------------------------------------------------------------------

/1/ Cost of insurance charges will vary according to age, gender, underwriting class, policy year, net amount at risk, and the ratio of policy value to death benefit. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
/2/ The net amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
/3/ We currently offer reduced mortality and expense risk charges beginning in policy year 11. For more information, see "Charges and Deductions."
/4/ The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information, see "Charges and Deductions" and "Loans."

The next table describes the fee that you will pay periodically during the time that you own the policy, not including fund fees and expenses if you purchase the Guaranteed Minimum Withdrawal Benefit (GMWB) Feature. This fee is charged in addition to the Transaction Fees or the Periodic Expenses listed above.

               Guaranteed Minimum Withdrawal Benefit (GMWB) Fee

           Charge                      When Deducted              Maximum Amount Deducted
---------------------------------------------------------------------------------------------
Guaranteed Minimum            On each monthly calculation date
Withdrawal Benefit (GMWB) Fee
Percentage/1/
 Maximum                                                       0.125% (1.50% on annual basis)
---------------------------------------------------------------------------------------------

/1/ The fee for the GMWB feature is determined by multiplying the GMWB fee percentage by the greater (a) the cumulative premiums less withdrawals, less any outstanding loans, and (b) the total policy value at the time the fee is assessed. The current fee is 0.0583% monthly (0.70%) annually. Your fee percentage is locked in at the time you purchase the GMWB feature. If you later elect the Withdrawal Limit Step-up, the fee percentage is recalculated and the fee at such time may be higher than when you first elected GMWB. The fee will never exceed 1.50% annually. For more information, see "Charges and Deductions."

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



                     Total Annual Fund Operating Expenses



                                                 Minimum   Maximum

             Gross Annual Fund Operating Expense  0.31%     3.83%

             Net Annual Fund Operating Expenses   0.28%     3.83%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Phoenix Life Insurance Company
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Phoenix Life Variable Universal Life Account
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses whether or not realized of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.


The Separate Account is divided into investment options, each of which is available for allocation of policy value. We determine the value of each investment option's shares at the end of every business day that the New York Stock Exchange ("NYSE") is open. Each investment option will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.



Phoenix does not guarantee the investment performance of the Separate Account or any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.


We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

Business Day
A business day is any day the New NYSE is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each business day, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

Performance History

We may choose to include performance history of the investment options or the underlying portfolios in advertisements, sales literature or reports. Performance information about each investment option is based on past performance and is not an indication of future performance.


Voting Rights
--------------------------------------------------------------------------------


We legally own all fund shares held by the investment options; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.



While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.



We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.


We may ask you to provide voting instructions for such items as:


1)the election or removal of the fund's Trustees;


2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on the front page.

The Variable Investment Options
--------------------------------------------------------------------------------


You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The Investment Options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time, we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives.


Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

The Company and the principal underwriter for the policy have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.



The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the company. The amount of the fee that an underlying fund and its affiliates pay the company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as party of its Total Annual Operating Expenses and is not paid directly from the assets of your variable insurance policy.


The Guaranteed Interest Accounts
--------------------------------------------------------------------------------

Note: Currently if you purchase the GMWB feature, you are restricted from transferring and allocating premiums and policy values to the guaranteed interest accounts. All GMWB feature premium allocations must be made in accordance to asset allocation or strategic program. We reserve the right to remove this restriction at a later date.

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy. We also reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

Guaranteed Interest Account

The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total non-loaned policy value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:


         .  First Year:                         25% of the total value
         .  Second Year:                        33% of remaining value
         .  Third Year:                         50% of remaining value
         .  Fourth Year:                        100% of remaining value

Long-term Guaranteed Interest Account
The amount that can be transferred out is limited to the greatest of
(a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

Charges and Deductions
--------------------------------------------------------------------------------

General
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

Charges Deducted from Premium Payments

Premium Expense Charge
We deduct a charge of 5% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

Charges Deducted from Policy Value - Monthly Charges

We make monthly deductions on each monthly calculation day from the investment options, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account according to your specified allocation instructions. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.



If you purchase the GMWB feature or participate in an asset allocation or strategic program, we will deduct the monthly charges from the investment options on a pro rata basis across the investment options in which you are currently invested.


The following charges are deducted monthly: Administrative Charge, Cost of Insurance and if your purchase the GMWB feature, the GMWB Fee.

Administrative Charge
We deduct a monthly charge per $1,000 of face amount during the first 10 policy years. The monthly charge per $1,000 of face amount is calculated as follows.

(Issue Age/150) - .08

The table below provides examples of the Administrative Charge for various issue ages.

                                  Administrative Charge
                       Issue Age Per 1,000 of Face Amount
                       ----------------------------------
                          18              0.040
                       ----------------------------------
                          25              0.087
                       ----------------------------------
                          35              0.153
                       ----------------------------------
                          45              0.220
                       ----------------------------------
                          55              0.287
                       ----------------------------------
                          65              0.353

The Administrative Charge will never exceed $80 per month.

Cost of Insurance
We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are subject to state variation and range between 100% and 125% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the insured's last birthday. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either non-smoking risk class or a smoking risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the -standard non-smoking risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality standard smoking risk class.

The current monthly cost of insurance rate will vary based on the ratio of the policy value to the death benefit on any monthly calculation date. If the ratio of the policy value to the death benefit is greater than or equal to 20% and less than 40%, then the current cost of insurance rate will be discounted by 5%. If the ratio of the policy value to the death benefit is greater than 40%, then the current cost of insurance rate will be discounted by 10%.

       Ratio of policy value to                 Reduction in current
             death benefit                     cost of insurance rate
 -----------------------------------------------------------------------------
 Less than 20%                                           0%
 -----------------------------------------------------------------------------
 Greater than or equal to 20% and less
  than 40%                                               5%
 -----------------------------------------------------------------------------
 Greater than or equal to 40%                            10%

GMWB Fee

If you purchase the GMWB feature, we will deduct the GMWB Fee from the non-loaned policy value on each monthly calculation date prior to the date GMWB benefit payments commence. The amount of the GMWB Fee is equal to the GMWB Fee percentage divided by 12, and then multiplied by the greater of (1) cumulative premiums less cumulative withdrawals less the policy debt and (2) the total policy value at the time the fee is assessed. The fee is deducted from each investment option on a proportional basis as determined by your asset allocation or strategic program.


Currently on an annual basis, the GMWB Fee Percentage is 0.70%; however we reserve the right to charge up to 1.50%. The fee percentage is determined on the policy date and will remain unchanged while your policy is in force unless you choose a Withdrawal Limit Step-up. If you choose a Withdrawal Limit Step-up, the GMWB Fee Percentage is recalculated and the fee may be higher than when you first elected GMWB, but will never exceed 1.50% annually.

Charges Deducted from Policy Value - Daily Charges

Mortality and Expense Risk Charge
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.


During the first ten policy years, your policy will pay a mortality and expense risk charge daily equal to 0.00132% (0.48% annually) of the balance in each investment option. Beginning in policy year 11, your policy will pay a mortality and expense risk charge daily equal to 0.00033% (0.12% annually) of the balance in each investment option. These rates are current and are not guaranteed. The daily guaranteed mortality and expense risk charge is equal to 0.00247% (0.90% annually) of the balance in each investment option.


We review the mortality and expense risk charge periodically, and may re-determine the charge at such time on a basis that does not discriminate unfairly within any class of insureds. Any change will be determined prospectively. The maximum mortality and expense risk charge remains the same whether or not you elect the GMWB feature.

Conditional Charges

Surrender Charge
The surrender charge applies during the first seven policy years if you surrender the policy for its net surrender value, request a face amount decrease, make a withdrawal or allow the policy to lapse. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy, if you reduce the policy's face amount or make a withdrawal during this period. They are deferred charges because they are not deducted from premiums.

The surrender charge is 35% of the policy's required annual premium, but will not exceed the policy value; therefore, we will never require you to submit an additional payment in order to surrender your policy.

You may be assessed a pro rata portion of the surrender charge if you request a reduction in the face amount of your policy or request a withdrawal of your net surrender value

.. Requested face amount reduction - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any reduction in face amount. This charge is intended to recoup the costs of issuing the policy.

.. Withdrawal of policy value - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any withdrawal of policy value. This charge is intended to recoup the costs of issuing the policy.


Face amount reductions may result if you request a withdrawal of policy value. This amount is assessed against the investment options and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.


Withdrawal Fee
Should you withdraw a portion of your policy value, we will not charge you. However, we reserve the right to charge up to a $25 fee from your policy value upon prior written notice. A portion of the surrender charge may also apply. It is intended to recover the actual costs of processing the withdrawal request and will be deducted from each investment option and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request, withdrawal allocations will be made in the same manner as monthly deductions.


Transfer Charge
Currently, we do not charge for transfers, however, we reserve the right to charge up to $20 for each transfer in excess of twelve each policy year upon prior written notice. This charge, if we were to impose a transfer charge would be intended to recoup the cost of administering the transfer.

Overloan Protection Provision Charge (Applicable only to policies without the GMWB feature). A one-time transaction charge of 3.5% of the policy value will be deducted on the monthly calculation day following election of the option. This charge is intended to recoup the cost of insurance for the remainder of the policy duration.

Loan Interest Charged
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

                                           Rate we credit the
                                          loaned portion of the
                Policy Loan Interest Rate  Guaranteed Interest
                Years       Charged              Account
                -----------------------------------------------
                1-10           5%                   3%
                -----------------------------------------------
                11-15          4%                   3%
                -----------------------------------------------
                16+            3%                   3%

Subject to approval in your state, the policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. Under the revised schedule, We charge loan interest at an effective annual rate of 3% at the earlier of the 16/th/ policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Tax Charges
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.

Fund Charges
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. These fees are deducted daily from each fund. We provide a table of these charges in the Fee Tables section of this prospectus.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

The Policy
--------------------------------------------------------------------------------

Contract Rights

Owner
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.

Insured
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. A policy may be issued to insureds ages 18 through 65. We will require that you provide evidence that the person to be insured is, in fact, insurable.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Main Administrative Office. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

Other Policy Provisions

Suicide
If the Insured, whether sane or insane, dies by suicide within two years from the issue date, or within two years from any reinstatement of the policy, and while the policy is in force, our liability shall be limited to an amount equal to the premiums paid on this policy less any policy debt owed us and less any withdrawals.

Incontestability
This policy shall be incontestable after it has been in force during the Insured's lifetime for two years from the Issue date, except for fraud, or any provision for reinstatement or policy change requiring evidence of insurability. In the case of reinstatement or any policy change requiring evidence of insurability, the incontestable period shall be two years from the effective date of such reinstatement or policy change.

Policy Limitations

Asset Allocation or Strategic Program Requirements
If you purchase the GMWB feature, you must also select an asset allocation or strategic program through which to allocate your premium payments and policy value.

If you purchase a policy without the GMWB feature, participation in an asset allocation or strategic program is optional.


Whether you purchase a policy with the GMWB feature or not, the asset allocation or strategic program, and the asset class within the program that you select will remain in effect until such time you select another program or asset class within the program by transferring 100% of your policy value to the new program or asset class. You may only change your program or asset class annually within a 30-day period surrounding your policy anniversary (15 days prior and 15 days following). Any loans or withdrawals will be taken pro rata from the investment options in which you are invested at the time of the withdrawal or loan.


Assignment
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at our Main Administrative Office, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

Subject to applicable legal and regulatory requirements, the Company reserves the right to purchase your policy in those instances where you have agreed to sell your policy to a duly licensed viatical settlement company. If the Company exercises this right it will pay the agreed upon price offered by the viatical settlement company.

Policy Exchanges under Section 1035
Under Internal Revenue Code Section 1035, generally you may exchange one insurance policy for another in a tax-free exchange. You should not exchange an existing life insurance policy for another without careful consideration of the potential advantages and disadvantages of doing so. For example, you may be assessed a surrender charge under the old policy and subsequently enter into an extended surrender period with a higher surrender charge. If the exchange does not qualify for section 1035 treatment, you may have to pay federal income tax on any gain, and potentially incur a tax penalty on any early withdrawal. You should consult with a tax advisor to determine whether a specific exchange will be in your best interests.

Purchasing a Policy

Underwriting Procedures
We base our rates on the insured's gender, attained age and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

Policies with face amounts less than or equal to $1,000,000 will be issued on a simplified underwriting basis, although policy approval is contingent upon your answers to qualifying questions. Policies with face amounts over $1,000,000 will be fully underwritten and may require additional medical information, medical examination and other proofs of insurability.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

Eligible Purchasers
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

Premium Payments

This prospectus describes a fixed and flexible premium variable universal life insurance policy. It has a required annual premium for the first four years with flexible premiums thereafter. The policy differs from a fixed benefit whole life policy because you may allocate your premium into one or more of several investment options of the Separate Account or the Guaranteed Interest Accounts. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the funds to which premiums have been allocated.


A number of factors concerning the insured such as age, gender, and risk class, and the policy features elected such as face amount and added benefits, will affect the required annual premium. The minimum required annual premium for this policy is $5,000.


The minimum initial premium (one quarter of the required annual premium) is due on the policy date. The insured must be alive when the minimum initial premium is paid. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. You must deliver the minimum initial premium payment to your registered representative, who will forward it to our underwriting department.



We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium.


We establish maximum premium limits and may change them from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Accounts, if applicable, will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.


Payment by Check
We may wait to credit your policy if you pay by check until your check has cleared your bank.

Automated Payments

You may elect to pay subsequent premiums by pre-authorized check. Under this service, we automatically deduct premiums each month from a bank account you designate. We will not send a bill for these automatic payments. Withdrawals from your bank account will be made on the 15 of each month. You may commence the pre-authorized check service at any time, unless your policy has entered its grace period.



You can discontinue this service by contacting our VPMO. We must receive notification of account changes at our VPMO at least 30 days before the next draft date. Upon termination of this service, the premium payment frequency will be changed to the most frequent modal premium available under your policy. We may automatically switch you to quarterly billing if we are unable to obtain the premium payment from your bank account. We may discontinue this service with 30 days' written notice to you.


Allocation of Premium

We will generally allocate the minimum initial premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts, if applicable, on the valuation date we approve you for coverage assuming we have received your completed application order, in accordance with your allocation instructions. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market investment option of the Separate Account and, at the expiration of the right to cancel period, the policy value of the money market investment option is allocated among the investment options of the Separate Account or to the Guaranteed Interest Accounts, if applicable, in accordance with your allocation instructions in the application for insurance.



Premium payments received by us will be reduced by the premium expense charge. Premium payments received during a grace period, after deduction of the premium expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various investment options of the Separate Account or to the Guaranteed Interest Accounts, if applicable, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value."



We may delay the application of a subsequent premium payment if applying it would cause the policy to become a MEC. Generally, we will apply the portion of the subsequent premium payment that will not cause the policy to become a MEC and we will refund the balance to you. However, if we receive a subsequent premium payment that will cause the policy to become a MEC within 20 days prior to the policy anniversary date, we will hold the portion of the subsequent premium payment that would cause MEC status. We will apply the remaining portion on the policy anniversary date when it can be applied without creating a MEC. If it is your intention to create a MEC or if you would like the portion of the premium payment that will create a MEC returned to you, you must notify us in writing within thirty days of the policy anniversary date. If you intend to create a MEC, you will be required to sign a form acknowledging that you understand the tax consequences of MEC status.



For policies in which a material change impacting the 7-pay limit or 7-pay period occurred, if the material change caused the start of the 7-pay year to no longer coincide with the policy anniversary, the procedure described above for holding payments may not apply. Generally speaking, the 7-pay limit and 7-pay period are measures of the amount of premium that can be paid into a life insurance contract without causing the contract to become a MEC under federal tax law. For additional information about the 7-pay test, see the "Modified Endowments Contracts" section of this prospectus.


Policy Refund
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1)the current policy value less any debt; plus

2)any monthly deductions and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any debt and less any withdrawal amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

Transfer of Policy Value
--------------------------------------------------------------------------------

Internet, Interactive Voice Response and Telephone Transfers
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. You may also write or call our Main Administrative Office between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page one.) The Company may discontinue any of these options and may provide other options at any time.


We will execute a written request the day we receive it at our Main Administrative Office. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a systematic transfer program toward the twelve-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized transfer instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions
We do not permit transfers of less than $500 unless either:


..  the entire balance in the investment option or the Guaranteed Interest
   Accounts is being transferred; or


..  the transfer is part of a systematic transfer program.


We reserve the right to prohibit a transfer to any investment option if the value of your investment in that investment option immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of an investment option or the Guaranteed Interest Accounts be transferred if the value of your investment in that investment option immediately after the transfer would be less than $500.


You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may make additional transfers out of the Guaranteed Interest Account if the transfers are made as part of a systematic transfer program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. The amount you may transfer is limited to the greater of $1,000, 10% of the value of the Long-term Guaranteed Interest Account or the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.



"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:



.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),



.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),

.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.


We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.



We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.



We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.



Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.



We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.



We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


Systematic Transfer Programs
--------------------------------------------------------------------------------


You may elect one of the systematic transfer programs that we offer under this policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.



We base transfers under a systematic transfer program on the investment option values next determined following our receipt of your transfer request. Except as described below, you may have only one program in effect at a time.


We do not charge for these programs.

Asset Rebalancing Program

Under this program, you specify the percentage levels you would like to maintain among the investment options. We will automatically rebalance policy values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.


You may start or discontinue this program at any time by submitting a written request to our Main Administrative Office (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.


Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging ("DCA") Program

Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a "source account") and periodically we will make transfers from the source account you designate to one or several of the available investment options and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


 .  $25 monthly                         .  $150 semiannually
 .  $75 quarterly                       .  $300 annually

You must have at least $2,000 in the source account to begin a dollar cost averaging program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.


You may start or discontinue this program at any time by submitting a written request to our Main Administrative Office (see page one). Dollar cost averaging does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect, when you purchase GMWB or when you participate in an asset allocation program.


We may at any time offer additional or multiple DCA programs or may modify, suspend or terminate the Dollar Cost Averaging Program.


Enhanced Dollar Cost Averaging Program


We may at different times offer an Enhanced Dollar Cost Averaging Program that can offer a higher interest rate during selected periods. This program will not be offered at the same time as the standard Dollar Cost Averaging program. Under this program, the first net premium payment will be held in the money market investment option of the Separate Account and then transferred to the source account at the end of the policy's right to cancel period. The source account is an account within the Guaranteed Interest Account. If you elect this program, monthly transfers from the source account to the target accounts you establish will begin on the first monthly calculation day following the end of the right to cancel period. The Enhanced Dollar Cost Averaging interest rate will be guaranteed from the end of the right to cancel period for six months or to the first policy anniversary, depending on the period you chose when you elected the Enhanced Dollar Cost Averaging Program. This may be substantially less than a full year if the policy has been backdated to save age.



Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs


If you elect to participate in either the Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:



   1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and



   2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
     Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.



If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.


Additional Programs
--------------------------------------------------------------------------------

Asset Allocation and Strategic Programs

General
Asset allocation is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long-term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


We currently offer the following asset allocation and strategic programs:
Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is no additional charge associated with participating in these programs. You may only participate in one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective policy owners. For the most current information on any program or option within a program, please contact your registered representative.




Selecting a Program and Option within the Program
If you purchase a policy without the GMWB feature, participation in a program is optional. If you are interested in adding a program, consult with your registered representative to discuss your options. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change programs or asset allocation options. You may at any time switch from your current program, or current option within the program, to another, including any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs and options available at that time.

If you purchase the GMWB feature, you must select, in consultation with your registered representative, one of the approved programs through which to allocate your premium payments and policy values. You should also periodically review your program with your registered representative to determine if you need to change programs or asset allocation options. You may switch from your current program or current option within the program, to another, including any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so as canceling the program will cause the GMWB feature to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate the GMWB feature if it has terminated. You may only make the above referenced changes annually within a 30-day period surrounding your policy anniversary (15 days prior and 15 days following). If a program is eliminated and you have purchased the GMWB feature, where participation in an approved program is required, you will receive notice and you must choose in consultation with your registered representative, among the other programs and options available at that time, otherwise the GMWB feature will terminate without value.

Allocation of Premium Payments and Policy Values

When you participate in a program 100% of your premium payments and policy value will be allocated to the investment options in accordance with your selected program and option within that program. The program and option within that program that you select will determine which investment options your premium payments and policy values are allocated to. Your initial premium payment (or policy value for in force policies) and subsequent premium payments will be allocated according to your selection.


The Strategic Program

Franklin Founding Funds Investment Strategy
Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

..  Franklin Income Securities Fund - 34%
..  Mutual Shares Securities Fund - 33%
..  Templeton Growth Securities Fund - 33%

The Asset Allocation Programs

Phoenix-Ibbotson Strategic Asset Allocation

PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:


..  Conservative Portfolio
..  Moderately Conservative Portfolio
..  Moderate Portfolio
..  Moderately Aggressive Portfolio
..  Aggressive Portfolio


On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (policy value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request that we do so. If you elect to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on and after September 10, 2007, on an annual basis we will reallocate the policy value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your policy date for as long as the asset allocation program is in effect for your policy. You should consult with your registered representative for the most current information on this program and the options within the program.



Phoenix Dynamic Asset Allocation Series

The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:


..  Phoenix Dynamic Asset Allocation Series: Moderate


..  Phoenix Dynamic Asset Allocation Series: Moderate Growth


..  Phoenix Dynamic Asset Allocation Series: Growth


..  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


Death Benefits and Change in Face Amounts
--------------------------------------------------------------------------------

Death Benefit
The death benefit is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, accrued loan interest, withdrawals, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

Currently we offer two death benefit options:

Death Benefit Option A will pay the policy's face amount on the date of the insured's death but not less than the minimum death benefit.

Death Benefit Option B will pay the policy's face amount plus the policy value on the date of the insured's death but not less than the minimum death benefit.

All policies will be issued with Death Benefit Option B. Death benefit option changes are permitted after the 4/th/ policy year.

After the age 100 policy anniversary, the death benefit option is automatically changed to Death Benefit Option A.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured's attained age at the beginning of the policy year in which death occurs.

Changing Death Benefit Option
While this policy is in force, after the 4/th/ policy year, and prior to your age 100 policy anniversary, you may change the death benefit option subject to the minimum face amount of $25,000. Your request must be in writing. Any change in death benefit options will be effective on the next monthly calculation date. You are limited to one change in death benefit option per policy year.

For a change from Option A to Option B, the face amount will be reduced by the policy value.

For a change from Option B to Option A, the face amount will be increased by the policy value.

Withdrawals and Requested Decreases to Face Amount: Effect on Death Benefit
A withdrawal or a requested decrease to face amount generally decreases the death benefit and a surrender charge may be deducted from policy value based on the amount of the decrease or withdrawal. A requested decrease in face amount reduces the death benefit on the next monthly calculation date by the requested amount of the face decrease. A withdrawal reduces the death benefit immediately by the amount of the withdrawal. A decrease in the death benefit may have tax consequences.

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation date following the date we approve the request. A portion of the surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Generally, there will be a pro rata reduction of the cost of insurance and administrative charges.

If you purchase the GMWB feature, decreasing the face amount may have adverse or unintended consequences. You should review any decision to do so with your financial advisor before proceeding.

For more information, see "Federal Income Tax Consideration - Withdrawals."

Requests for Increase in Face Amount
Currently, face amount increases are not available with this policy.

Payment of Proceeds
--------------------------------------------------------------------------------

Surrender and Death Benefit Proceeds
We will process death benefits, surrenders and withdrawals at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another mode of payment has been agreed upon by you and us. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured dies.


If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. You should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check. A beneficiary may opt out of the PCA and may elect one of the payment options described below, or another option we are then offering for this policy before payment of the death proceeds.



The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to certain restrictions (including minimum amount requirements). In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. A recipient should consult a qualified tax adviser before electing to receive an annuity.


Death Benefit Payment
We will make the death benefit payment based on the death benefit option in effect at the time.

                                        Death Benefit Payment
          -----------------------------------------------------------
          Death Benefit Option A Policy face amount
          -----------------------------------------------------------
          Death Benefit Option B Policy face amount plus policy value

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding debt.

Surrenders
You may surrender or take a withdrawal at any time as long as the insured is living and the policy is in force. The amount available for surrender will be the net surrender value at the end of the business period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. We may postpone surrender payments under certain circumstances.

Surrenders
You may surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at our Main Administrative Office.

Withdrawals
You may receive a part of the policy's net surrender value by requesting a withdrawal. You must submit a written request to our Main Administrative Office. We may require you to return your policy before we make payment. A withdrawal will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit withdrawals of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the withdrawal would result in a value below $500 in that investment option. The $500 minimum is waived if you purchased the GMWB feature.

Unless you purchase the GMWB feature or participate in one of the asset allocation or strategic programs, you may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions. A withdrawal will reduce your policy value by the sum of:

1)Withdrawal Amount - the portion of the net surrender value you choose to withdraw, but not less than $500; plus

2)Withdrawal Fee - currently set at $0 (not to exceed $25); plus

3)Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a surrender.

We will reduce your policy's net surrender value by the withdrawal amount paid. If your policy has Death Benefit Option A, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

Postponement of Payments

We may postpone payment of surrenders, withdrawals, policy loans or death benefits under certain circumstances. We may also postpone investment option transfers under any of the following circumstances:


.. We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts.

.. We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day) or may have closed early; or

.. When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


Policy Loans
--------------------------------------------------------------------------------

Policy Loans
Generally, you may borrow up to amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan toward the applicable limit. We generally do not allow loans under $500 except to pay premiums on any Phoenix policies (including affiliates). The $500 minimum is waived if you purchased the GMWB feature.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account.


If you do not purchase the GMWB feature, you may instruct us how to withdraw policy value from the investment options and the Guaranteed Interest Accounts, as applicable, for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.



If you purchase the GMWB feature, we will withdraw policy value from the investment options in the same proportion as the policy value is currently allocated among the investment options. We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:


                        -------------------------------
                        Policy Years Loan Interest Rate
                        -------------------------------
                        1-10                 5%
                        11-15                4%
                        16 and after         3%
                        -------------------------------

The policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. We charge loan interest at an effective annual rate of 3% at the earlier of the 16/th/ policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).


At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your investment options, the non-loaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's net surrender value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen investment options, at the rate we credit the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding debt.


The proceeds of policy loans may be subject to federal income tax under some circumstances. If a request for a decrease in face amount occurs, the contract will have to be retested under section 7702 and 7702A of the Internal Revenue Code. This decrease may cause the contract to become a modified endowment contract and impact the testing under section 7702. Following reduction in the face amount, if the contract becomes a modified endowment contract, any loan on the policy must be treated as a taxable distribution to the owner to the extent of gain in the policy.


A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of the investment options, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.


Overloan Protection Provision (available only on policies without the GMWB feature)
This option is designed to prevent a heavily loaned policy from lapsing and may be exercised under the following conditions.

   1)The policy debt exceeds the specified face amount;

   2)The policy debt is equal to 96% of the total policy value;

   3)The insured is at least 65 years of age;

   4)This policy has been in force for at least 15 policy years; and

   5)All premiums paid have been previously withdrawn.

Note: If the loan balance exceeds 96% of the policy value, the loan balance in excess of 96% must be repaid at the time that this provision is requested.

When you elect this option, the following actions will occur on the next monthly calculation date:

   1)A one-time transaction fee of 3.5% of policy value will be deducted.

   2)The death benefit will be changed permanently to Death Benefit Option A, if it is not already in effect.

   3)The face amount then in effect will be reduced to 101% of the policy value.

   4)The death benefit will equal the greater of (a) and (b), where:

     (a) = the new face amount, and

 (b) = theapplicable Minimum Death Benefit Percentage multiplied by the greater of (i) and (ii), where:

           (i)= the policy value, and

          (ii)= the policy debt.

   1)Any remaining non-loaned policy value will be transferred to the Long Term Guaranteed Interest Account and no further transfers will be allowed.

   2)No further monthly deductions will be assessed.

   3)No further premium payments will be accepted.

   4)No further withdrawals will be allowed.

   5)No additional loans or loan repayments will be allowed.

   6)Any rider then in effect will terminate.

Any loan balance will reduce the death benefit payable. Loan interest will continue to accrue.

Guaranteed Minimum Withdrawal Benefit ("GMWB") Feature
--------------------------------------------------------------------------------

General
The GMWB feature guarantees a minimum income benefit in the form of GMWB Benefit Payments regardless of investment performance, subject to the annual Withdrawal Limit and the GMWB Waiting Period. Under this feature, once Overdrawn Protection is in effect, as described below, GMWB Benefit Payments, if any, will commence at the later of the next monthly calculation date and the end of the GMWB Waiting Period. You may purchase the GMWB feature only at issue and this decision is irrevocable.

GMWB Waiting Period
The GMWB Waiting Period represents the period of time before you are eligible to receive benefits under the GMWB feature. The GMWB Waiting Period begins on the policy date and ends on the later of the 10/th/ policy anniversary and the policy anniversary following the insured's 55/th/ birthday.

After the GMWB Waiting Period, minimum withdrawal and loan requirements are waived. We do not normally permit withdrawals of less than $500 or if the resulting death benefit would be less than $25,000. The $500 minimum is waived if you purchased the GMWB feature. We generally do not allow loans under $500 except to pay premiums on policies. The $500 minimum is waived if you purchased the GMWB feature.

Withdrawal Limit
The Withdrawal Limit represents the maximum amount that may be loaned or withdrawn each policy year, after the GMWB Waiting Period and prior to the date that the GMWB Benefit Payments become due.

The GMWB Withdrawal Limit Percentages A, B and C shown on your policy will not change while your policy is in force.

                   Current Values* of Percentages A, B and C

                                Percentage A 3%
                                ----------------
                                Percentage B 4%
                                ----------------
                                Percentage C 5%

* Values of Percentages A, B and C can range from a minimum of 1% to a maximum of 10%.

On the policy date, the Withdrawal Limit Percentage is set equal to GMWB Withdrawal Limit Percentage A. Your initial Withdrawal Limit is determined by multiplying the GMWB Withdrawal Limit Percentage, then in effect, by the premium payment received. The premium payment must equal or exceed the minimum initial premium The Withdrawal Limit is recalculated whenever any of the events described below occurs.

When a Premium Payment is Received
When a premium payment is received, the new Withdrawal Limit will depend on whether it was received during or after the GMWB Waiting Period.

If a premium payment is received during the GMWB Waiting Period, the new Withdrawal Limit equals the sum of (a) and (b), where:

     (a) = the current Withdrawal Limit, and

 (b) = theGMWB Withdrawal Limit Percentage then in effect multiplied by the premium payment received.

If a premium payment is received after the GMWB Waiting Period, then no recalculation will be made.

When a Loan or Withdrawal is Made
Although GMWB does not preclude you from making loans or withdrawals in excess of your Withdrawal Limit, if you do so, a recalculation of the Withdrawal Limit will occur. GMWB does not prevent you from surrendering the policy but doing so will terminate the GMWB feature. When a loan or withdrawal is made, the new Withdrawal Limit also will depend on whether it was made during or after the GMWB Waiting Period. If a loan or withdrawal is made during the GMWB Waiting Period, the new Withdrawal Limit equals the lesser of (a) and (b), where:

     (a) = the current Withdrawal Limit, and

 (b) = theGMWB Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value after the loan or withdrawal.

If a loan or withdrawal is made after the GMWB Waiting Period, we will first determine whether cumulative loans and withdrawals for the current policy year, including the current loan and withdrawal amounts, exceed the Withdrawal Limit then in effect. If cumulative loans and withdrawals exceed the Withdrawal Limit then in effect, then the new Withdrawal Limit equals the lesser of (a) and (b), where:

     (a) = the current Withdrawal Limit, and

 (b) = theGMWB Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value after the loan or withdrawal.

If cumulative loans and withdrawals do not exceed the Withdrawal Limit then in effect, then no recalculation will be made.

Loan repayments do not cause a recalculation of the Withdrawal Limit.

Any withdrawal made within the surrender charge period, whether in excess of the Withdrawal Limit or not, may be subject to a surrender charge.

Withdrawal Limit Step-up
The GMWB Step-up Period represents the amount of time you must wait between eligibility for Withdrawal Limit Step-ups. Currently the GMWB Step-up Period is five policy years. On any policy anniversary following the end of a GMWB Step-up Period, but not earlier than the seventh policy anniversary, you may be eligible for a Step-up, subject to terms available for new issues and only if we are currently offering the GMWB feature as an option on new issues. A Step-up is only permitted if the non-loaned policy value, multiplied by the GMWB Withdrawal Limit Percentage then in effect, is greater than the Withdrawal Limit on the policy anniversary immediately prior to the Step-up.

Upon your election of a Step-up, the following will occur:

   1)We will determine a new GMWB Fee Percentage, which may be higher than the current GMWB Fee Percentage, but will not exceed a maximum of 1.50%.

   2)We will recalculate the Withdrawal Limit. The new Withdrawal Limit will equal the greater of (a) and (b), where:

     (a) = the current Withdrawal Limit, and

 (b) = theWithdrawal Limit Percentage then in effect multiplied by the non-loaned policy value.

   3)A new GMWB Step-up Period of the same length will begin.

The Withdrawal Limit Step-up will be automatically effective on the applicable policy anniversary.

We will notify you in advance in writing if the GMWB Fee Percentage is higher at the time of the Step-up, and inform you of the new GMWB fee at that time. You will have an opportunity to decline the Step-up if you wish to do so.

In the event that you decline the Withdrawal Limit Step-up, we will no longer provide notice or process an automatic Step-up in subsequent years. You may, however, request in writing to elect a Withdrawal Limit Step-up in subsequent years. Any such election will be subject to the terms and conditions available for new issues at that time.

Change of Withdrawal Limit Percentage

Immediately following the seventh policy anniversary, the Withdrawal Limit Percentage will reset to equal GMWB Percentage B if the following conditions are met:

   1)the death benefit option must be permanently set to Death Benefit Option A, and

   2)the face amount must be set equal to the face amount that will result in a Guideline Level Premium of zero.

After the insured reaches the GMWB Reset Age (currently 65) but not earlier than the end of the eighth policy year, the Withdrawal Limit Percentage will reset to equal GMWB Percentage C if the following conditions are met:

   1)you have not taken any withdrawals or loans to date, and

   2)the Withdrawal Limit Percentage was previously reset to Withdrawal Limit Percentage B.

Under either set of circumstances, the new Withdrawal Limit will equal
(a) multiplied by (b) divided by (c), where:

     (a) = the current Withdrawal Limit, and

     (b) = the new Withdrawal Limit Percentage.

     (c) = the previous Withdrawal Limit Percentage in effect.

Overdrawn Protection and GMWB Benefit Payments
Overdrawn Protection is a feature that maintains a minimum policy value and death benefit in order to protect the policy from terminating prior to the death of the insured. There is no separate fee for Overdrawn Protection as it is included in the GWMB feature. On each business day, we will compare the non-loaned policy value to the Withdrawal Limit then in effect. If the non-loaned policy Value is less than 10% of the Withdrawal Limit and all required annual premiums have been paid, Overdrawn Protection will automatically become in effect.

Once Overdrawn Protection is in effect, you will not be prevented from surrendering your policy, however, doing so will forfeit any future GMWB Benefit Payments and may subject you to adverse tax risks.

Any loan balance will reduce the death benefit payable. Loan interest will continue to accrue on this policy, but at a rate equal to the loan interest credited rate then in effect.

Once Overdrawn Protection is in effect, GMWB Benefit Payments will commence at the later of the next monthly calculation date and the end of the GMWB Waiting Period. The GMWB Benefit Payments will equal 1/12 of the Withdrawal Limit in effect at that time, and will be paid on a monthly basis. GMWB Benefit Payments are not subject to a surrender charge.

The duration of GMWB benefit payments depends on whether or not the Withdrawal Limit Percentage was previously changed. If the Withdrawal Limit Percentage was previously changed to GMWB Percentage B, GMWB benefit payments continue until the death of the insured.

If the Withdrawal Limit Percentage remains equal to GMWB Percentage A, and if total premiums were already withdrawn or loaned prior to Overdrawn Protection, then no GMWB Benefit Payments will be made. Otherwise, GMWB benefit payments cease at the earlier of (a) and (b), where:

  (a)death of the insured, and

  (b)when total premiums paid have been returned through withdrawals, loans, excluding loan interest, or GMWB benefit payments.

GMWB Benefit Payments are subject to satisfactory proof of survival of the insured.

Termination of the GMWB Feature
Your purchase of the GMWB feature is irrevocable. The GMWB feature will terminate without value on the earliest of the following:

   1)a change of insured;

   2)death of the insured at any time, regardless of whether GMWB Benefit Payments have commenced;

   3)the date of exchange or termination of the policy through lapse, surrender or continuation under Extended Term Insurance, or;

   4)the date any portion of the non-loaned policy value is no longer invested in accordance with any applicable asset allocation or strategic program required at issue of the policy; and

   5)a change to Death Benefit Option B after the Withdrawal Limit Percentage was changed to GMWB Withdrawal Limit Percentage B.

Upon termination, if the policy remains in force, the following will occur:

   1)the Withdrawal Limit will be set equal to zero;

   2)no further GMWB Fees will be assessed;

   3)Overdrawn Protection will not be available.

Policy Lapse and Reinstatement
--------------------------------------------------------------------------------

Lapse
Payment of additional premiums following the four-year required annual premium payment period, no matter how large, will not guarantee the policy will remain in force. If you take a withdrawal or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first 4 policy years, required premiums are not paid or the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the required premium less the actual premium to prevent the policy from lapsing. If, at any time after the first four policy years, the net surrender value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the amount required to provide a positive net surrender value to prevent the policy from lapsing.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur. By lapse, we mean that the policy is no longer in full force and has no value except to the extent of any extended insurance provided by the net surrender value, if any, as described in the "Extended Term Insurance" section below.


The policy will remain in force during the grace period; however, we will not permit any investment option transfers, loans, surrenders or withdrawals. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.


The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

Extended Term Insurance
If this policy lapses during the required annual premium years payable period and has a positive net surrender value on the date of lapse, coverage under this policy will continue as Extended Term Insurance. At that time, all values from the Separate Account and all values from the Long-term Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account. We then assess the full surrender charge against the policy, which will be taken from the non-loaned portion of the Guaranteed Interest Account.

If the policy is in Death Benefit Option A, the face amount of the policy will be reduced by the amount of any outstanding debt in effect on the date of lapse.

If the policy is in Death Benefit Option B, the face amount will remain unchanged; however the policy value will be reduced by the amount of any outstanding debt in effect on the date of lapse.

The loaned portion of the Guaranteed Interest Account would then be set to zero, and there will no longer be any outstanding debt in effect under the policy. At the time the policy lapses to Extended Term Insurance, the policy value would be set equal to the net surrender value as of the date of lapse.

Once the policy has lapsed to Extended Term Insurance, the monthly administrative charge will no longer apply, and no additional premium payments, transfers, withdrawals, risk classification changes, or changes in face amount may be made. In addition, policy loans will no longer be available. All additional benefit riders will terminate unless they provide otherwise.

While this policy is in force as Extended Term Insurance, monthly processing will proceed with the following difference:

..  The cost of insurance charge rates will be those in effect for Extended Term
   Insurance, but in no event will such rates be higher than the maximum guaranteed cost of insurance rates.

This policy will be continued as Extended Term Insurance until the first monthly calculation date that the policy value is not sufficient to pay the monthly deduction. In such event, the policy will lapse and terminate without value as of such date.

Termination
This policy terminates automatically on the earliest of the date of death, full surrender, the date that the grace period expires without the payment of sufficient premium in accordance with the lapse provision or until the first monthly calculation day that the policy value is not sufficient to pay the monthly deduction in accordance with the lapse provision.

Reinstatement
Unless this policy has been surrendered for its net surrender value, or the Extended Term Insurance, if any, has expired, or it is after the required annual premium payment period of four years, this policy may be reinstated while the insured is alive within three years from the date of the premium default. You may request reinstatement in writing and we will require submission of evidence of insurability satisfactory to us. Additionally we will require the payment of all required annual premiums in arrears with interest at a rate of 6% compounded annually, or an amount, if greater, that would result in all required annual premiums plus net surrender value equal to at least three monthly deductions and payment of any reinstatement of policy debt as of the date of the termination with any interest.

Federal Income Tax Considerations
--------------------------------------------------------------------------------

Introduction
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the policy owner. Policy owners should consult their own independent tax advisors for advice and information relating to their particular tax situation.


Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Accounts are separate entities from Phoenix Life Insurance Company. PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits


Tax Treatment as Life Insurance


In order to be treated as life insurance for federal income tax purposes, the policy must meet certain requirements. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include definitional tests and rules for diversification of the policy's investments (described below).



There are two definitional tests for life insurance in the Internal Revenue
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this policy permits the policy owner to select the applicable test, this selection must be made at issue and cannot be changed thereafter.



Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value. Compliance with the test is based on the policy design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.



Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the policy in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.


Death Benefit Proceeds

The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see "Business and Corporate-Owned Policies"). Also, a policy owner should not be considered to be in constructive receipt of the net surrender value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via surrender, withdrawal or loan. In addition, it is possible that the IRS may consider a benefit paid under a Living Benefits Rider as taxable income in the year of receipt.



As described above, Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.


Surrenders
Upon full surrender of a policy for its net surrender value, the excess, if any, of the policy value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

Withdrawals

If the policy is classified as a modified endowment contract, withdrawals and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, withdrawals are generally not taxable. There are situations, however, in which a partial surrender, accompanied by a reduction in death benefits can result in current taxation. Under Code Section 7702(f)(7), where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a withdrawal. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a withdrawal as to the portion, if any, which would be subject to tax, and in addition as to the impact such withdrawal might have under the rules affecting modified endowment contracts.


Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy is limited under Code Section 264. In most cases, there is no interest deduction permitted, although in limited circumstances, a current deduction may be permitted. We suggest you consult with your tax advisor to determine that amount, if any, of your policy loan interest that may be deductible.



Business and Corporate-Owned Policies


If the policy is owned by an entity engaged in a trade or business, there are Internal Revenue Code provisions that apply to the tax treatment of premiums, policy loan interest, policy earnings and death benefits. No deduction is permitted for premiums paid if the policy owner is a beneficiary under the policy. With limited exceptions, no deduction is allowed for interest paid or accrued on any policy loan. An interest deduction disallowance rule on non-policy interest (e.g., interest relating to a different investment) paid or incurred by the owner may also apply in the case of a policy insuring the life of an individual who is not an owner of the policy owner, or an officer, director, or employee of the policy owner's business.



Death benefits may be subject to income tax unless (1) specified notice and consent provisions are met and (2) criteria are satisfied concerning the relationship between the insured and policy owner or the insured and the death benefits. The policy owner is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. As required by the Internal Revenue Service, the policy owner must also comply with any required annual reporting and recordkeeping requirements. In addition, for certain corporate policy owners, the death benefits and policy earnings may be subject to tax under the corporate alternative minimum tax.




Modified Endowment Contracts

General

A life insurance policy is tested under the "7-pay test" of Code Section 7701A to determine if it is a modified endowment contract "MEC". This test is designed to distinguish policies that have more investment orientation from policies which are less investment oriented. Under this test, there is a premium limit that applies for the first 7 years of the policy and for 7 years after a material change to the policy. If the policy is classified as a MEC, there is no change to the terms of the policy; however, the tax treatment of loans, distributions and decreases is changed from the treatment for non-MEC policies. For a MEC, loans and other distributions will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid).



We will modify your premium payments to determine if the premium paid will exceed the 7-pay limit. If such a payment occurs, we will remove the excess premium from your policy to reverse MEC status and offer you the opportunity to have the excess amounts reapplied. Premiums paid during a policy year but which are removed from the policy, with interest if any, within 60 days after the end of the policy year will be excluded from the 7-pay test. If you chose to have the premiums reapplied to your policy during the same policy year and your policy becomes a MEC, the MEC status cannot be reversed. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.




Reduction in Benefits During the First Seven Years

If, during the first seven contract years, there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits the 7-pay test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the policy and each premium actually paid is tested against the recalculated limit.


Distributions Affected

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure) are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, and is not materially charged, the policy generally will not be subject to the modified endowment contract rules.


Penalty Tax

Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, except for distributions that are:


..  made on or after the taxpayer attains age 59 1/2;

..  attributable to the taxpayer's disability (within the meaning of Code
   Section 72(m) (7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums.




A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of Modified Endowment Contracts
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner.


Limitations on Unreasonable Mortality and Expense Charges
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

Qualified Plans
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

Diversification Standards

To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each contract is required to be adequately diversified. Through the use of separate accounts, a contract can satisfy the diversification requirements as long as on the last day of each calendar quarter the separate account's assets be invested in no more than:


..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments


A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.




We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

Owner Control

For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you specifically cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.



In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.



The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.



At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, the company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


Change of Ownership or Insured or Assignment

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.


Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

Withholding

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.


The Phoenix Companies, Inc. -
 Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or "FINRA" (formerly known as the National Association of Securities Dealers, Inc., or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.





In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.


Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.


Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.




These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Financial Statements
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2007, and the results of its operations and for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on the Guaranteed Interest Accounts' rates that we credit during a guarantee period.


Distribution
--------------------------------------------------------------------------------

The company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the company and its affiliated companies. The company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.


PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or FINRA.



PEPCO and the company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the company under applicable state insurance law and must be licensed to sell variable life insurance products. The company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.


Compensation
Broker-dealers having selling agreements with PEPCO and the company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 99% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment
We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

Promotional Incentives and Payments

To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.


Preferred Distribution Arrangements

The company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing the company with access to the distribution network of the broker-dealer, the hiring and raining of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with State Farm VP Management Corporation, Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services and certain of its affiliates, National Financial Partners, FFR Financial and Insurance Services, and Crump Group, Inc.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------





                   Fund Name                                      Investment Objective
AIM V.I. Capital Appreciation Fund               Growth of capital










---------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1,3/                  Growth of capital










---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1,3/          Long term growth of capital










---------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Long term capital appeciation
(formerly Alger American Leveraged AllCap
Portfolio) /1,3/
---------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the
                                                 Standard & Poor's 500 Composite Stock Price Index,
                                                 which emphasizes stocks of large U.S. companies
---------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the Russell
                                                 2000(R) Index, which emphasizes stocks of small US
                                                 companies.
---------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                 securities
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               High current income by investing primarily in a
                                                 professionally managed, diversified portfolio of high
                                                 yield, lower rated corporated bonds (also known as
                                                 "Junk Bonds")
---------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Capital growth
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Capital appreciation
---------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     As high a level of current income as is consistent with
                                                 the preservation of capital

---------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Maximize income while maintaining prospects for
                                                 capital appreciation
---------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio /1,3/      Long term capital appreciation
---------------------------------------------------------------------------------------------------------



                   Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund               Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.;
                                                  Invesco Global Asset Management (N.A.), Inc.;
                                                  Invesco Institutional (N.A.), Inc.;
                                                  Invesco Senior Secured Management, Inc.;
                                                  Invesco Hong Kong Limited;
                                                  Invesco Asset Management Limited;
                                                  Invesco Asset Management (Japan) Limited;
                                                  Invesco Asset Management Deutschland, GmbH;
                                                  and Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1,3/                  Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.;
                                                  Invesco Global Asset Management (N.A.), Inc.;
                                                  Invesco Institutional (N.A.), Inc.;
                                                  Invesco Senior Secured Management, Inc.;
                                                  Invesco Hong Kong Limited;
                                                  Invesco Asset Management Limited;
                                                  Invesco Asset Management (Japan) Limited;
                                                  Invesco Asset Management Deutschland, GmbH;
                                                  and Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1,3/          Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.;
                                                  Invesco Global Asset Management (N.A.), Inc.;
                                                  Invesco Institutional (N.A.), Inc.;
                                                  Invesco Senior Secured Management, Inc.;
                                                  Invesco Hong Kong Limited;
                                                  Invesco Asset Management Limited;
                                                  Invesco Asset Management (Japan) Limited;
                                                  Invesco Asset Management Deutschland, GmbH;
                                                  and Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio    Fred Alger Management, Inc.
(formerly Alger American Leveraged AllCap
Portfolio) /1,3/
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Federated Investment Management Company


---------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               Federated Investment Management Company



---------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     Fidelity Management and Research Company
                                                 Subadvisor: Fidelity Investments Money Management,
                                                   Inc.
---------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Franklin Advisers, Inc.

---------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio /1,3/      Lazard Asset Management LLC
---------------------------------------------------------------------------------------------------


                       Fund Name                                          Investment Objective
Lord Abbett Bond-Debenture Portfolio                    High current income and the opportunity for capital
                                                        appreciation to produce a high total return
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                 Long-term growth of capital and income without
                                                        excessive fluctuations in market value
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                     Capital appreciation through investments, primarily in
                                                        equity securities which are believed to be undervalued
                                                        in the marketplace
-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio         Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                 Long term growth of capital; current income is a
                                                        secondary goal
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                Capital appreciation by investing in securities of well-
                                                        known, established companies
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                   Long-term capital appreciation by investing in
                                                        securities of foreign insurers, "growth-type"
                                                        companies, cyclical industries and special situations
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA               Capital appreciation
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                           Intermediate and long-term capital appreciation with
                                                        income as a secondary consideration
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                        Dividend growth, current income and capital
                                                        appreciation
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                           Capital appreciation

-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                             As high a level of current income as is consistent with
                                                        the preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                Long-term total return

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series             High current income while attempting to limit changes
                                                        in the series' net asset value per share caused by
                                                        interest rate changes
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                     High total return consistent with prudent investment
                                                        risk



-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk

-----------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                   Long-term capital growth

-----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately
                                                        equal emphasis

-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:                Long-term capital growth
Aggressive Growth /2,3/

-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2,3/   Long-term capital growth with current income as a
                                                        secondary consideration

-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate /2,3/ Current income with capital growth as a secondary consideration

-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate       Long-term capital growth and current income with a
Growth /2,3/                                            greater emphasis on capital growth

-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as
                                                        a secondary investment objective
-----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        Long-term capital appreciation by investing primarily
                                                        in small-capitalization stocks that appear to be
                                                        undervalued with current income as a secondary
                                                        investment objective
-----------------------------------------------------------------------------------------------------------------



                       Fund Name                                 Investment Advisor / Subadvisor
Lord Abbett Bond-Debenture Portfolio                    Lord, Abbett & Co. LLC

---------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                 Lord, Abbett & Co. LLC

---------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                     Lord, Abbett & Co. LLC


---------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio         Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano                  Subadvisor: Neuberger Berman, LLC
Portfolio)
---------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                 Neuberger Berman Management Inc.
                                                         Subadvisor: Neuberger Berman, LLC
---------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                   OppenheimerFunds, Inc.


---------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA               OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                           Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Harris Investment Management, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                        Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Phoenix Investment Counsel, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                           Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Neuberger Berman Management, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                             Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Goodwin Capital Advisers, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Goodwin Capital Advisers, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series             Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Goodwin Capital Advisers, Inc.

---------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                     Phoenix Variable Advisors, Inc.
                                                         Subadvisors: Goodwin Capital Advisers, Inc.
                                                         (fixed income portion)
                                                         Phoenix Investment Counsel,
                                                         Inc. (equity portion)
---------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Aberdeen Asset Management Inc.
---------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                   Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Phoenix Variable Advisors, Inc.
                                                         Subadvisor: Duff & Phelps Investment
                                                         Management  Company
---------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:                Phoenix Variable Advisors, Inc.
Aggressive Growth /2,3/                                 Limited Services Subadvisor: Ibbotson Associates,
                                                          Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth /2,3/   Phoenix Variable Advisors, Inc.
                                                        Limited Services Subadvisor: Ibbotson Associates,
                                                          Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate /2,3/ Phoenix Variable Advisors, Inc.
                                                        Limited Services Subadvisor: Ibbotson Associates,
                                                          Inc.
---------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate       Phoenix Variable Advisors, Inc.
Growth /2,3/                                            Limited Services Subadvisor: Ibbotson Associates,
                                                          Inc.
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Phoenix Variable Advisors, Inc.
                                                         Subadvisor: AllianceBernstein L.P.
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        Phoenix Variable Advisors, Inc.
                                                         Subadvisor: AllianceBernstein L.P.


---------------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
Phoenix-Van Kampen Comstock Series               Long-term capital appreciation with current income as
                                                 a secondary consideration

---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund /1,3/                         to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund /1,3/  Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap /4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies /5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
Phoenix-Van Kampen Comstock Series               Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                  Management  Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                  Management  Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund /1,3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund /1,3/  Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap /4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies /5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------


/1/ This fund closed to new investment on May 1, 2006.


/2 /This fund closed to new investment on March 24, 2008.


/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1)only regular premium payments are allowed into the fund; (2)no transfers from other funds are allowed into the fund; (3)existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4)existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5)existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.


/4/ Effective June 1, 2008, to be known as Wanger International.


/5/ Effective June 1, 2008, to be known as Wanger USA.

APPENDIX B - Glossary of Special Terms
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.


Age: On any given day, the age of the insured on the last birthday.

Asset allocation: A process of investing among asset classes, such as stocks, bonds and cash that act differently under various economic conditions and bear different levels of investment risk.

Asset allocation program/strategic program: An asset allocation portfolio that encompasses the investment options and percentage allocations to reflect risk tolerance, time horizon and investment objectives, e.g. conservative, moderate and aggressive.

Attained age: The age of the insured on the policy date plus the number of whole years elapsed since the policy date.


Business day (date): any day that we are open for business and the New York Stock Exchange ("NYSE") is open for trading. The net asset value of the underlying shares of an investment option will be determined at the end of each business day. We will deem each business day to end at the close of regularly scheduled trading of the NYSE (currently 4:00 p.m. Eastern Time) on that day.


Business period: The period in days from the end of one business day through the next business day.

Death benefit: The amount payable to the beneficiary if this policy is in force upon the death of the insured.

Due proof of death: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

Face amount: The amount of life insurance used to determine the death benefit, which on issue date equals the initial face amount shown on your policy; thereafter it may change under the terms of your policy.

General Account: An account that consists of the Company's assets, including any policy value you allocate to the Guaranteed Interest Accounts, and excluding assets held in any Separate Account.

Guideline Level Premium: The level premium required, when accrued at 4% with guaranteed cost of insurance rates and assuming current expenses, for the policy value to equal the face amount at age 100.

In force: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

In writing (written notice, written request): Is a written form signed by you, satisfactory to us and received by us.

Issue date: The date from which the suicide exclusion and Incontestability provisions are applied.

Minimum death benefit: The policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured at the beginning of the policy year in which death occurs.

Minimum initial premium: The amount needed to put the policy in force; one quarter of the required annual premium.

Monthly calculation date: The date on which monthly deductions are assessed from the policy value. The first monthly calculation date is the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be used.

Net amount at risk: The net amount at risk equals the difference between the total death benefit and the policy value.

Net surrender value: The policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

Overdrawn protection: Prevents a policy from terminating prior to the death of the insured by maintaining a minimum policy value and death benefit. This feature is included in all policies that purchase the GMWB feature.

Overloan protection provision: An optional provision that is designed to prevent a heavily loaned policy from lapsing as long as certain conditions are met. This feature is available only on policies that do not purchase the GMWB feature.

Payment date: The business day on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next business date.

Policy anniversary: The same day and month each year as the policy date.

Policy date: The date from which the first policy charges are calculated. Policy years, policy months and policy anniversaries are determined from the policy date.

Policy debt: Unpaid loans with accrued interest.


Policy value: The sum of your policy's share in the value of each investment option plus the value of your policy allocated to the Guaranteed Interest Accounts.


Policy year: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

Required annual premium: The amount that you must pay for policy coverage to be effective. This policy has a required annual premium for the first four years with flexible premiums thereafter. The minimum required annual premium is $5,000.


Investment Options: The accounts within our Separate Account to which non-loaned assets under the policy are allocated. The investment options in turn purchase shares in corresponding underlying funds.



Unit: A standard of measurement used to determine the share of this policy in the value of each investment option of the Separate Account.


We (our, us, company): Phoenix Life Insurance Company.

You (your): The owner of this policy.

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012


Additional information about the Phoenix Express VUL/SM/ (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated
May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI and personalized illustrations of death benefits and net surrender values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171, or you can download copies from The Phoenix Companies, Inc., web site at phoenixwm.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, NW, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
06PEXVUL

Investment Company Act File No. 811-04721

PHOENIX(R)


L4444PR2 (C)2008 The Phoenix Companies, Inc. 05/08

                                    PART B

--------------------------------------------------------------------------------
                            Phoenix Express VUL(SM)
--------------------------------------------------------------------------------

               The Phoenix Life Variable Universal Life Account
                   Issued by: Phoenix Life Insurance Company


Statement of Additional Information                                 May 1, 2008


                               -----------------

      Fixed and Flexible Premium Variable Universal Life Insurance Policy


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                               -----------------

                               Table of Contents


                                                                           Page
                                                                           ----
Phoenix Life Insurance Company............................................    2
The Separate Account......................................................    2
Services..................................................................    3
The Policy................................................................    4
Performance History.......................................................    6
Additional Information about Charges......................................    7
Safekeeping of the Separate Account's Assets..............................    8
State Regulation..........................................................    8
Reports...................................................................    8
Experts...................................................................    9
Separate Account Financial Statements..................................... SA-1
Company Financial Statements..............................................  F-1


If you have any questions, please contact
us at our Main Administrative Office:       [LOGO] Phoenix Variable Products Mail Operations
                                                                                 PO Box 8027
                                                            Boston, Massachusetts 02266-8027
                                                                  [LOGO] Tel. (800) 541-0171

Phoenix Life Insurance Company

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), a newly-formed, publicly-traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive East, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Surplus

Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.


You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the investment option's investment results.


The Separate Account

Phoenix established the Phoenix Life Variable Universal Life Account ("Separate Account") as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses of the Separate Account will be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.


The Separate Account is divided into investment options, each of which is available for allocation of policy value. Each investment option will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.

Reinvestment and Redemption

All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; any capital gains distributions of a fund are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

Substitution of Investments

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.


If the shares of any of the portfolios of a fund should no longer be available for investment, or, if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected investment option to another investment option without penalty.



Determination of Investment Option Values



We establish the unit value of each investment option on the first valuation date of that investment option. The unit value of an investment option on any other valuation date is determined by multiplying the unit value of that investment option on the previous valuation date by the net investment factor for that investment option for the then current valuation period. The unit value of each investment option on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each investment option on a valuation date is determined at the end of that day.



The net investment factor for each investment option is determined by the investment performance of the assets held by the investment option during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:


                           (A) + (B)   -  (D) where:
                           ---------
                              (C)


(A)= The value of the assets in the investment option on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.



(B)= The amount of any dividend (or, if applicable, any capital gain distribution) received by the investment option if the "ex-dividend" date for shares of the fund occurs during the current valuation period.



(C)= The value of the assets in the investment option as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.



(D)= Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period, per $1 of assets in the investment option. These charges will only be deducted if, in the future, the Separate Account becomes liable for them.


The Policy


The number of units credited to an investment option of the Separate Account will be determined by dividing the portion of the net premium applied to that investment option by the unit value of the investment option on the payment date.


You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. During a grace period, the minimum payment we will accept is the amount needed to prevent policy lapse.

The Policy

The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

Suicide

We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value reduced by any outstanding debt and refund any monthly deductions and other fees and charges.

Incontestability

We may not contest this policy or any attached rider after it has been in force for two years during which the insured person is alive.

Change of Owner or Beneficiary

The beneficiary you name in the policy application, or subsequently change, will receive the policy benefits upon death of the insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.

You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.

Misstatements

If you incorrectly state the age or gender of the insured person, we will adjust the face amount to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons' correct personal information.

Services

Servicing Agent


The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through variable life policies and variable annuities issued by Phoenix, PHL Variable Insurance Company and Phoenix Life and Annuity Company. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



       Year Ended December 31,                         Fee Paid
       -----------------------                         --------
                 2005                                $1.9 Million
                 2006                                $1.5 Million
                 2007                                $1.7 Million


Other Service Providers

Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:


       Year Ended December 31,                         Fee Paid
       -----------------------                         --------
                 2005                                  $86,000
                 2006                                  $101,000
                 2007                                  $95,000



Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



       Year Ended December 31,                         Fee Paid
       -----------------------                         --------
                 2005                                $159,779.94
                 2006                                $177,316.43
                 2007                                $352,306.86



Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



       Year Ended December 31,                         Fee Paid
       -----------------------                         --------
                 2005                                $548,916.200
                 2006                                $537,086.622
                 2007                                $560,416.07

Performance History


Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account.
The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


Example Calculation:

The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2007:


Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period.......................         $1.000000
Value of the same account (excluding capital changes) at
  the end of the 7-day period:..............................         $1.000792
Calculation:
  Ending account value......................................         $1.000792
  Less beginning account value..............................         $1.000000
  Net change in account value...............................         $0.000792
Base period return:
  (adjusted change/beginning account value).................         $0.000791
Current annual yield = return x (365/7) =...................             4.12%
Effective annual yield = [(1 + return)(365/7)] - 1 =........             4.21%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.


Total Return: We will usually advertise the average annual total return for an investment option calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.


Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable charges deducted, including the cost of insurance.


Since investment option performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


     The Dow Jones Industrial Average(SM) ("DJIA")
     CS First Boston High Yield Index
     Citigroup Corporate Index
     Citigroup Government Bond Index
     Standard & Poor's 500 Index(R) ("S&P 500")



Each investment option may include its yield and total return in advertisements or communications with current or prospective policy owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:


     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

     Barron's
     Business Week
     Changing Times
     Consumer Reports
     Financial Planning
     Financial Services Weekly
     Forbes
     Fortune
     Investor's Business Daily
     Money
     The New York Times
     Personal Investor
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal

DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.


The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on page one.

Additional Information about Charges

Reduction in Charges

Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

..  the number of insureds,

..  total premiums expected to be paid,

..  total assets under management for the policyowner,

..  the nature of the relationship among individual insureds,

..  the purpose for which the policies are being purchased,

.. where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its
  affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

.. internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

.. other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

Surrender Charge. During the first seven policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy or if you reduce the policy's face amount during this period. They are deferred charges because they are not deducted from premiums. The maximum surrender charge we assess during each policy year is given in your prospectus and a schedule will be provided in your policy.


Partial Surrender Charge. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the investment options and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.


We also will deduct a partial surrender charge from your policy value if you decrease your policy's face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.


Partial Surrender Fee. In the case of a partial surrender, do not deduct a fee. However, we reserve the right to charge up to a $25 fee from your policy value upon prior written notice. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each investment option and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocations will be made in the same manner as monthly deductions.


Underwriting procedures. We generally base our rates on the insured person's gender, age, and risk class. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

Partial Surrender and Decreases in Face Amount: Effect on Death Benefit. A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, we will deduct a partial surrender charge from your policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences.

Requests for Decrease in Face Amount. You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $25,000. You must request a face amount decrease in writing and it will become effective on the first monthly calculation day following the date we approve your request. We will deduct a partial surrender charge from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

Requests for Increase in Face Amount. Face amount increases are not available with this policy.

Safekeeping of the Separate Account's Assets

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of fund shares.

State Regulation

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York

Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on investments we may make, including investments for the Separate Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Separate Account's investment policies.

Reports

We will provide all policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

Experts


The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2007 and the results of its operations and changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



Michele Drummey, Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws, respectively, in connection with the contracts described in the prospectus.

[LOGO]
PHOENIX



--------------------------------------------------------------------------------

                                                                  ANNUAL REPORT

                                                          PHOENIX LIFE VARIABLE

                                                         UNIVERSAL LIFE ACCOUNT

                                                              December 31, 2007

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                                                AIM V.I. Capital                         AIM V.I. Mid Cap
                                                               Appreciation Fund - AIM V.I. Core Equity Core Equity Fund -
                                                                     Class I          Fund - Class I         Class I
                                                               ------------------- -------------------- ------------------
Assets:
   Investments at fair value                                    $      9,061,366     $      3,949,992    $      4,915,790
                                                               ------------------- -------------------- ------------------
   Total Assets                                                 $      9,061,366     $      3,949,992    $      4,915,790
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -     $              -    $              -
                                                               ------------------- -------------------- ------------------
         Total Net Assets                                       $      9,061,366     $      3,949,992    $      4,915,790
                                                               =================== ==================== ==================
                                                               =================== ==================== ==================
         Units Outstanding                                             7,901,941            3,367,395           3,767,650
                                                               =================== ==================== ==================
   Investment shares held                                                308,524              135,692             337,390
   Investments at cost                                          $      6,412,790     $      3,422,488    $      4,531,124

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.26     $           1.18    $           1.33
             Estate Edge(R)                                     $           1.12     $           1.17    $           1.30
             Estate Strategies                                  $           1.23     $              -    $           1.32
             Executive Benefit                                  $           1.26     $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.13     $           1.17    $           1.30
             Phoenix Benefit Choice VUL/SM/                     $              -     $              -    $              -
             Phoenix Express VUL(R)                             $              -     $              -    $              -
             The Phoenix Edge(R)                                $              -     $              -    $           1.31
             The Phoenix Edge(R)--SPVL                          $           1.26     $           1.18    $           1.33

                                                                 Alger American
                                                                Leveraged AllCap
                                                               Portfolio - Class O
                                                               -------------------
Assets:
   Investments at fair value                                    $     15,227,241
                                                               -------------------
   Total Assets                                                 $     15,227,241
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               -------------------
         Total Net Assets                                       $     15,227,241
                                                               ===================
                                                               ===================
         Units Outstanding                                            13,759,535
                                                               ===================
   Investment shares held                                                274,909
   Investments at cost                                          $      7,140,520

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.52
             Estate Edge(R)                                     $           1.04
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.07
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           1.47

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                      Anchor Series Trust
                                                 Anchor Series Trust     Government &     Anchor Series Trust Anchor Series Trust
                                                 Capital Appreciation    Quality Bond      Growth and Income  Growth Portfolio -
                                                 Portfolio - Class 1  Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                 -------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                       $      3,019,916    $        397,991    $        301,696    $      2,321,328
                                                 -------------------- ------------------- ------------------- -------------------
   Total Assets                                    $      3,019,916    $        397,991    $        301,696    $      2,321,328
Liabilities:
   Payable to Phoenix Life Insurance Company       $              -    $              -    $              -    $              -
                                                 -------------------- ------------------- ------------------- -------------------
         Total Net Assets                          $      3,019,916    $        397,991    $        301,696    $      2,321,328
                                                 ==================== =================== =================== ===================
                                                 ==================== =================== =================== ===================
         Units Outstanding                                   23,547               8,259               6,421              20,965
                                                 ==================== =================== =================== ===================
   Investment shares held                                    65,381              26,451              28,163              82,741
   Investments at cost                             $      2,131,149    $        380,575    $        351,008    $      2,210,588

         Unit Value
             ICAP Plus Variable Life               $         136.89    $          33.21    $          48.37    $          75.52
             RSVP Variable Life                    $         128.12    $          48.27    $          46.89    $         114.03

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                             Anchor Series Trust
                                                 Anchor Series Trust Anchor Series Trust Anchor Series Trust  Strategic Multi-
                                                    Money Market         Multi-Asset      Natural Resources   Asset Portfolio -
                                                 Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1       Class 1
                                                 ------------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                      $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
                                                 ------------------- ------------------- ------------------- -------------------
   Total Assets                                   $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
Liabilities:
   Payable to Phoenix Life Insurance Company      $              -    $              -    $              -    $              -
                                                 ------------------- ------------------- ------------------- -------------------
         Total Net Assets                         $        764,830    $      3,027,521    $      1,110,199    $      1,856,842
                                                 =================== =================== =================== ===================
                                                 =================== =================== =================== ===================
         Units Outstanding                                  31,481              64,958               9,011              34,358
                                                 =================== =================== =================== ===================
   Investment shares held                                  764,830             416,799              15,968             183,146
   Investments at cost                            $        764,830    $      4,122,604    $        402,850    $      1,697,838

         Unit Value
             ICAP Plus Variable Life              $          19.89    $          46.72    $         118.17    $          56.64
             RSVP Variable Life                   $          24.61    $          46.60    $         124.16    $          53.91

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                                DWS Equity 500  Federated Fund for   Federated High
                                                               Index Fund VIP -  U.S. Government    Income Bond Fund
                                                                   Class A        Securities II    II - Primary Shares
                                                               ---------------- ------------------ -------------------
Assets:
   Investments at fair value                                    $   43,822,482   $     37,541,562   $      9,539,208
                                                               ---------------- ------------------ -------------------
   Total Assets                                                 $   43,822,482   $     37,541,562   $      9,539,208
Liabilities:
   Payable to Phoenix Life Insurance Company                    $            -   $              -   $              -
                                                               ---------------- ------------------ -------------------
         Total Net Assets                                       $   43,822,482   $     37,541,562   $      9,539,208
                                                               ================ ================== ===================
                                                               ================ ================== ===================
         Units Outstanding                                          30,163,557         25,838,550          6,778,906
                                                               ================ ================== ===================
   Investment shares held                                            2,821,795          3,255,990          1,273,593
   Investments at cost                                          $   34,688,114   $     37,118,428   $      9,820,078

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $         1.49   $           1.43   $           1.60
             Estate Edge(R)                                     $         1.42   $           1.46   $           1.39
             Estate Strategies                                  $         1.46   $           1.32   $           1.56
             Executive Benefit                                  $         1.49   $           1.35   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $         1.42   $           1.47   $           1.39
             Phoenix Benefit Choice VUL/SM/                     $            -   $              -   $              -
             Phoenix Express VUL(R)                             $            -   $              -   $              -
             The Phoenix Edge(R)                                $         1.45   $           1.32   $           1.44
             The Phoenix Edge(R)--SPVL                          $         1.49   $           1.39   $           1.52

                                                                  Fidelity VIP
                                                                  Contrafund(R)
                                                               Portfolio - Service
                                                                      Class
                                                               -------------------
Assets:
   Investments at fair value                                     $    81,122,146
                                                               -------------------
   Total Assets                                                  $    81,122,146
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -
                                                               -------------------
         Total Net Assets                                        $    81,122,146
                                                               ===================
                                                               ===================
         Units Outstanding                                            49,616,626
                                                               ===================
   Investment shares held                                              2,918,063
   Investments at cost                                           $    76,089,633

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.89
             Estate Edge(R)                                      $          1.57
             Estate Strategies                                   $          1.95
             Executive Benefit                                   $          2.01
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.59
             Phoenix Benefit Choice VUL/SM/                      $             -
             Phoenix Express VUL(R)                              $             -
             The Phoenix Edge(R)                                 $          1.82
             The Phoenix Edge(R)--SPVL                           $          2.00

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Fidelity VIP Growth                       Fidelity VIP
                                                                  Opportunities    Fidelity VIP Growth Investment Grade
                                                               Portfolio - Service Portfolio - Service Bond Portfolio -
                                                                      Class               Class         Service Class
                                                               ------------------- ------------------- ----------------
Assets:
   Investments at fair value                                     $     8,378,170     $    20,423,124   $     2,264,376
                                                               ------------------- ------------------- ----------------
   Total Assets                                                  $     8,378,170     $    20,423,124   $     2,264,376
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -     $             -   $             -
                                                               ------------------- ------------------- ----------------
         Total Net Assets                                        $     8,378,170     $    20,423,124   $     2,264,376
                                                               =================== =================== ================
                                                               =================== =================== ================
         Units Outstanding                                             7,718,708          22,189,885         2,181,954
                                                               =================== =================== ================
   Investment shares held                                                375,366             453,947           178,720
   Investments at cost                                           $     6,162,589     $    13,136,904   $     2,221,159

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.45     $          1.09   $             -
             Estate Edge(R)                                      $          1.06     $          0.89   $          1.04
             Estate Strategies                                   $             -     $          1.24   $             -
             Executive Benefit                                   $             -     $             -   $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.06     $          0.91   $          1.04
             Phoenix Benefit Choice VUL/SM/                      $             -     $             -   $             -
             Phoenix Express VUL(R)                              $             -     $             -   $             -
             The Phoenix Edge(R)                                 $             -     $          1.09   $             -
             The Phoenix Edge(R)--SPVL                           $          1.45     $          1.09   $          1.05

                                                                Franklin Income
                                                               Securities Fund -
                                                                    Class 2
                                                               -----------------
Assets:
   Investments at fair value                                    $     2,115,995
                                                               -----------------
   Total Assets                                                 $     2,115,995
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               -----------------
         Total Net Assets                                       $     2,115,995
                                                               =================
                                                               =================
         Units Outstanding                                            1,842,574
                                                               =================
   Investment shares held                                               122,242
   Investments at cost                                          $     2,101,946

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.16
             Estate Edge(R)                                     $          1.15
             Estate Strategies                                  $             -
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.15
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          1.15
             The Phoenix Edge(R)--SPVL                          $          1.16


                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Lazard Retirement   Lord Abbett Bond-   Lord Abbett Growth
                                                               Small Cap Portfolio Debenture Portfolio      and Income
                                                                 - Service Shares       - Class VC     Portfolio - Class VC
                                                               ------------------- ------------------- --------------------
Assets:
   Investments at fair value                                    $      1,967,513    $      5,312,303     $     24,495,483
                                                               ------------------- ------------------- --------------------
   Total Assets                                                 $      1,967,513    $      5,312,303     $     24,495,483
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -    $              -     $              -
                                                               ------------------- ------------------- --------------------
         Total Net Assets                                       $      1,967,513    $      5,312,303     $     24,495,483
                                                               =================== =================== ====================
                                                               =================== =================== ====================
         Units Outstanding                                             1,691,026           4,523,048           19,454,756
                                                               =================== =================== ====================
   Investment shares held                                                197,146             451,342              877,660
   Investments at cost                                          $      2,790,862    $      5,292,967     $     23,424,719

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.19    $           1.20     $           1.28
             Estate Edge(R)                                     $           1.16    $           1.17     $           1.26
             Estate Strategies                                  $           1.17    $           1.18     $           1.27
             Executive Benefit                                  $              -    $              -     $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.16    $           1.17     $           1.26
             Phoenix Benefit Choice VUL/SM/                     $              -    $              -     $              -
             Phoenix Express VUL(R)                             $              -    $              -     $              -
             The Phoenix Edge(R)                                $              -    $           1.18     $           1.27
             The Phoenix Edge(R)--SPVL                          $           1.19    $           1.20     $           1.28

                                                                Lord Abbett Mid-
                                                               Cap Value Portfolio
                                                                    - Class VC
                                                               -------------------
Assets:
   Investments at fair value                                    $     10,370,122
                                                               -------------------
   Total Assets                                                 $     10,370,122
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               -------------------
         Total Net Assets                                       $     10,370,122
                                                               ===================
                                                               ===================
         Units Outstanding                                             8,584,029
                                                               ===================
   Investment shares held                                                548,683
   Investments at cost                                          $     11,059,948

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.23
             Estate Edge(R)                                     $           1.21
             Estate Strategies                                  $           1.22
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.21
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           1.22
             The Phoenix Edge(R)--SPVL                          $           1.23

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                                 Mutual Shares    Neuberger Berman    Neuberger Berman
                                                               Securities Fund -    AMT Fasciano        AMT Guardian
                                                                    Class 2      Portfolio - S Class Portfolio - S Class
                                                               ----------------- ------------------- -------------------
Assets:
   Investments at fair value                                   $     45,267,430   $          9,264    $      1,110,744
                                                               ----------------- ------------------- -------------------
   Total Assets                                                $     45,267,430   $          9,264    $      1,110,744
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $              -    $              -
                                                               ----------------- ------------------- -------------------
         Total Net Assets                                      $     45,267,430   $          9,264    $      1,110,744
                                                               ================= =================== ===================
                                                               ================= =================== ===================
         Units Outstanding                                           22,697,644              9,610             986,056
                                                               ================= =================== ===================
   Investment shares held                                             2,242,072                638              52,842
   Investments at cost                                         $     37,299,734   $          9,325    $      1,078,469

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.65   $              -    $           1.14
             Estate Edge(R)                                    $           2.08   $              -    $           1.13
             Estate Strategies                                 $           1.61   $              -    $              -
             Executive Benefit                                 $           1.65   $              -    $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           2.05   $           0.96    $           1.13
             Phoenix Benefit Choice VUL/SM/                    $              -   $              -    $              -
             Phoenix Express VUL(R)                            $              -   $              -    $              -
             The Phoenix Edge(R)                               $           1.89   $              -    $              -
             The Phoenix Edge(R)--SPVL                         $           1.71   $              -    $           1.14

                                                                   Oppenheimer
                                                               Capital Appreciation
                                                                Fund/VA - Service
                                                                      Shares
                                                               --------------------
Assets:
   Investments at fair value                                     $        782,690
                                                               --------------------
   Total Assets                                                  $        782,690
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -
                                                               --------------------
         Total Net Assets                                        $        782,690
                                                               ====================
                                                               ====================
         Units Outstanding                                                679,560
                                                               ====================
   Investment shares held                                                  16,731
   Investments at cost                                           $        679,419

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           1.17
             Estate Edge(R)                                      $           1.15
             Estate Strategies                                   $              -
             Executive Benefit                                   $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           1.15
             Phoenix Benefit Choice VUL/SM/                      $              -
             Phoenix Express VUL(R)                              $              -
             The Phoenix Edge(R)                                 $              -
             The Phoenix Edge(R)--SPVL                           $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  Oppenheimer    Oppenheimer Main
                                                               Global Securities Street Small Cap      Phoenix
                                                               Fund/VA - Service Fund/VA - Service  Capital Growth
                                                                    Shares            Shares           Series
                                                               ----------------- ----------------- ---------------
Assets:
   Investments at fair value                                    $     1,409,969  $      1,171,944  $  178,892,078
                                                               ----------------- ----------------- ---------------
   Total Assets                                                 $     1,409,969  $      1,171,944  $  178,892,078
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -  $              -  $            -
                                                               ----------------- ----------------- ---------------
         Total Net Assets                                       $     1,409,969  $      1,171,944  $  178,892,078
                                                               ================= ================= ===============
                                                               ================= ================= ===============
         Units Outstanding                                            1,254,856         1,195,452      44,357,519
                                                               ================= ================= ===============
   Investment shares held                                                38,874            64,998      10,644,760
   Investments at cost                                          $     1,384,874  $      1,231,874  $  195,240,576

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.14  $           0.99  $         1.04
             Estate Edge(R)                                     $          1.12  $           0.98  $         4.16
             Estate Strategies                                  $             -  $              -  $         1.01
             Executive Benefit                                  $             -  $              -  $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.12  $           0.98  $         4.16
             Phoenix Benefit Choice VUL/SM/                     $             -  $              -  $            -
             Phoenix Express VUL(R)                             $             -  $              -  $            -
             The Phoenix Edge(R)                                $             -  $           0.98  $         4.43
             The Phoenix Edge(R)--SPVL                          $             -  $           0.99  $         0.71


                                                               Phoenix Growth and
                                                                 Income Series
                                                               ------------------
Assets:
   Investments at fair value                                    $     38,868,819
                                                               ------------------
   Total Assets                                                 $     38,868,819
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $     38,868,819
                                                               ==================
                                                               ==================
         Units Outstanding                                            25,041,301
                                                               ==================
   Investment shares held                                              2,601,652
   Investments at cost                                          $     30,890,548

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.37
             Estate Edge(R)                                     $           1.52
             Estate Strategies                                  $           1.33
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.60
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           1.52
             The Phoenix Edge(R)--SPVL                          $           1.51

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                   Phoenix Multi-
                                                                Phoenix Mid-Cap  Phoenix Money      Sector Fixed
                                                                Growth Series   Market Series        Income Series
                                                               ---------------- ---------------    ---------------
Assets:
   Investments at fair value                                   $    38,989,762  $    60,100,321    $    88,583,280
                                                               ---------------- ---------------    ---------------
   Total Assets                                                $    38,989,762  $    60,100,321    $    88,583,280
Liabilities:
   Payable to Phoenix Life Insurance Company                   $             -  $             -    $             -
                                                               ---------------- ---------------    ---------------
         Total Net Assets                                      $    38,989,762  $    60,100,321    $    88,583,280
                                                               ================ ===============    ===============
                                                               ================ ===============    ===============
         Units Outstanding                                          23,979,767       33,620,525         24,646,854
                                                               ================ ===============    ===============
   Investment shares held                                            2,377,727        6,010,033          9,750,229
   Investments at cost                                         $    34,383,181  $    60,100,321    $    90,564,733

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $          0.93  $          1.22    $          1.56
             Estate Edge(R)                                    $          1.64  $          1.86    $          3.68
             Estate Strategies                                 $             -  $          1.14    $          1.52
             Executive Benefit                                 $          1.01  $          1.18    $          1.56
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $          1.67  $          1.86    $          3.68
             Phoenix Benefit Choice VUL/SM/                    $             -  $             -    $             -
             Phoenix Express VUL(R)                            $             -  $             -    $             -
             The Phoenix Edge(R)                               $          1.56  $          2.32    $          4.23
             The Phoenix Edge(R)--SPVL                         $          0.94  $          1.21    $          1.63

                                                                Phoenix Multi-
                                                               Sector Short Term
                                                                  Bond Series
                                                               -----------------
Assets:
   Investments at fair value                                    $    10,937,939
                                                               -----------------
   Total Assets                                                 $    10,937,939
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               -----------------
         Total Net Assets                                       $    10,937,939
                                                               =================
                                                               =================
         Units Outstanding                                            9,350,033
                                                               =================
   Investment shares held                                             1,108,620
   Investments at cost                                          $    11,143,858

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.21
             Estate Edge(R)                                     $          1.16
             Estate Strategies                                  $          1.19
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.16
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          1.18
             The Phoenix Edge(R)--SPVL                          $          1.21

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Phoenix Strategic   Phoenix-Aberdeen   Phoenix-Alger Small-
                                                               Allocation Series International Series  Cap Growth Series
                                                               ----------------- -------------------- --------------------
Assets:
   Investments at fair value                                    $    72,854,533    $    111,898,373     $     15,787,693
                                                               ----------------- -------------------- --------------------
   Total Assets                                                 $    72,854,533    $    111,898,373     $     15,787,693
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -    $              -     $              -
                                                               ----------------- -------------------- --------------------
         Total Net Assets                                       $    72,854,533    $    111,898,373     $     15,787,693
                                                               ================= ==================== ====================
                                                               ================= ==================== ====================
         Units Outstanding                                           15,664,598          28,168,631            6,482,073
                                                               ================= ==================== ====================
   Investment shares held                                             5,624,162           5,845,469              884,411
   Investments at cost                                          $    77,479,554    $     83,274,462     $     15,166,546

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.42    $           1.85     $           2.53
             Estate Edge(R)                                     $          4.90    $           4.17     $           2.43
             Estate Strategies                                  $          1.36    $           2.11     $           2.48
             Executive Benefit                                  $          1.42    $              -     $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          4.90    $           4.17     $           2.43
             Phoenix Benefit Choice VUL/SM/                     $             -    $              -     $              -
             Phoenix Express VUL(R)                             $             -    $              -     $              -
             The Phoenix Edge(R)                                $          5.24    $           4.40     $           2.47
             The Phoenix Edge(R)--SPVL                          $          1.41    $           1.77     $           2.53

                                                                 Phoenix-Duff &
                                                               Phelps Real Estate
                                                               Securities Series
                                                               ------------------
Assets:
   Investments at fair value                                    $    32,925,291
                                                               ------------------
   Total Assets                                                 $    32,925,291
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               ------------------
         Total Net Assets                                       $    32,925,291
                                                               ==================
                                                               ==================
         Units Outstanding                                            7,483,908
                                                               ==================
   Investment shares held                                             1,227,494
   Investments at cost                                          $    23,707,972

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          3.08
             Estate Edge(R)                                     $          4.66
             Estate Strategies                                  $          2.81
             Executive Benefit                                  $          2.88
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          4.66
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $          4.83
             The Phoenix Edge(R)--SPVL                          $          3.04

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                  Phoenix-S&P        Phoenix-S&P        Phoenix-S&P
                                                                 Dynamic Asset      Dynamic Asset      Dynamic Asset
                                                               Allocation Series: Allocation Series: Allocation Series:
                                                               Aggressive Growth        Growth            Moderate
                                                               ------------------ ------------------ ------------------
Assets:
   Investments at fair value                                    $      2,612,335   $     8,430,710    $       370,816
                                                               ------------------ ------------------ ------------------
   Total Assets                                                 $      2,612,335   $     8,430,710    $       370,816
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -   $             -    $             -
                                                               ------------------ ------------------ ------------------
         Total Net Assets                                       $      2,612,335   $     8,430,710    $       370,816
                                                               ================== ================== ==================
                                                               ================== ================== ==================
         Units Outstanding                                             2,169,254         7,146,662            329,771
                                                               ================== ================== ==================
   Investment shares held                                                220,241           730,563             34,158
   Investments at cost                                          $      2,426,612   $     7,884,395    $       362,816

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.22   $          1.19    $          1.14
             Estate Edge(R)                                     $           1.20   $          1.17    $          1.12
             Estate Strategies                                  $              -   $             -    $             -
             Executive Benefit                                  $              -   $             -    $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.20   $          1.17    $          1.12
             Phoenix Benefit Choice VUL/SM/                     $              -   $             -    $             -
             Phoenix Express VUL(R)                             $              -   $             -    $             -
             The Phoenix Edge(R)                                $              -   $             -    $             -
             The Phoenix Edge(R)--SPVL                          $           1.22   $          1.19    $             -

                                                                  Phoenix-S&P
                                                                 Dynamic Asset
                                                               Allocation Series:
                                                                Moderate Growth
                                                               ------------------
Assets:
   Investments at fair value                                    $     3,354,240
                                                               ------------------
   Total Assets                                                 $     3,354,240
Liabilities:
   Payable to Phoenix Life Insurance Company                    $             -
                                                               ------------------
         Total Net Assets                                       $     3,354,240
                                                               ==================
                                                               ==================
         Units Outstanding                                            2,885,235
                                                               ==================
   Investment shares held                                               296,930
   Investments at cost                                          $     3,262,945

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $          1.18
             Estate Edge(R)                                     $          1.16
             Estate Strategies                                  $             -
             Executive Benefit                                  $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $          1.16
             Phoenix Benefit Choice VUL/SM/                     $             -
             Phoenix Express VUL(R)                             $             -
             The Phoenix Edge(R)                                $             -
             The Phoenix Edge(R)--SPVL                          $          1.18

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                Phoenix-Sanford  Phoenix-Sanford    Phoenix-Van
                                                               Bernstein Mid-Cap Bernstein Small- Kampen Comstock
                                                                 Value Series    Cap Value Series     Series
                                                               ----------------- ---------------- ----------------
Assets:
   Investments at fair value                                   $     37,502,083   $   21,096,063  $     34,763,858
                                                               ----------------- ---------------- ----------------
   Total Assets                                                $     37,502,083   $   21,096,063  $     34,763,858
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $            -  $              -
                                                               ----------------- ---------------- ----------------
         Total Net Assets                                      $     37,502,083   $   21,096,063  $     34,763,858
                                                               ================= ================ ================
                                                               ================= ================ ================
         Units Outstanding                                           18,094,739        9,234,456        19,824,955
                                                               ================= ================ ================
   Investment shares held                                             2,956,415        1,458,719         2,782,695
   Investments at cost                                         $     33,693,893   $   20,201,589  $     34,994,986

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           2.27   $         2.14  $           1.16
             Estate Edge(R)                                    $           1.99   $         2.17  $           1.82
             Estate Strategies                                 $           2.15   $         2.06  $           1.20
             Executive Benefit                                 $           2.29   $         2.11  $           1.21
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           2.07   $         2.35  $           1.86
             Phoenix Benefit Choice VUL/SM/                    $              -   $            -  $              -
             Phoenix Express VUL(R)                            $              -   $            -  $              -
             The Phoenix Edge(R)                               $           2.34   $         2.04  $           1.81
             The Phoenix Edge(R)--SPVL                         $           2.65   $         2.11  $           1.16

                                                                  Phoenix-Van
                                                               Kampen Equity 500
                                                                 Index Series
                                                               -----------------
Assets:
   Investments at fair value                                   $     51,242,396
                                                               -----------------
   Total Assets                                                $     51,242,396
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                               -----------------
         Total Net Assets                                      $     51,242,396
                                                               =================
                                                               =================
         Units Outstanding                                           32,958,543
                                                               =================
   Investment shares held                                             3,879,961
   Investments at cost                                         $     49,109,366

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.14
             Estate Edge(R)                                    $           1.58
             Estate Strategies                                 $           1.22
             Executive Benefit                                 $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.58
             Phoenix Benefit Choice VUL/SM/                    $              -
             Phoenix Express VUL(R)                            $              -
             The Phoenix Edge(R)                               $           1.55
             The Phoenix Edge(R)--SPVL                         $           1.20

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                    PIMCO VIT
                                                                  CommodityReal
                                                                 Return Strategy     PIMCO VIT Real    PIMCO VIT Total
                                                               Portfolio - Advisor Return Portfolio - Return Portfolio -
                                                                      Class          Advisor Class      Advisor Class
                                                               ------------------- ------------------ ------------------
Assets:
   Investments at fair value                                    $      2,742,491     $      947,578    $     1,378,268
                                                               ------------------- ------------------ ------------------
   Total Assets                                                 $      2,742,491     $      947,578    $     1,378,268
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -     $            -    $             -
                                                               ------------------- ------------------ ------------------
         Total Net Assets                                       $      2,742,491     $      947,578    $     1,378,268
                                                               =================== ================== ==================
                                                               =================== ================== ==================
         Units Outstanding                                             2,350,823            848,060          1,231,702
                                                               =================== ================== ==================
   Investment shares held                                                205,430             75,382            131,389
   Investments at cost                                          $      2,518,409     $      916,901    $     1,328,639

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           1.18     $         1.13    $          1.13
             Estate Edge(R)                                     $           1.17     $         1.12    $          1.12
             Estate Strategies                                  $              -     $            -    $             -
             Executive Benefit                                  $              -     $            -    $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           1.17     $         1.12    $          1.12
             Phoenix Benefit Choice VUL/SM/                     $              -     $            -    $             -
             Phoenix Express VUL(R)                             $              -     $            -    $             -
             The Phoenix Edge(R)                                $              -     $         1.12    $             -
             The Phoenix Edge(R)--SPVL                          $           1.18     $         1.13    $          1.13

                                                                 Rydex Variable
                                                                 Trust Inverse
                                                                Government Long
                                                               Bond Strategy Fund
                                                               ------------------
Assets:
   Investments at fair value                                    $        250,256
                                                               ------------------
   Total Assets                                                 $        250,256
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $        250,256
                                                               ==================
                                                               ==================
         Units Outstanding                                               277,402
                                                               ==================
   Investment shares held                                                 12,782
   Investments at cost                                          $        310,823

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           0.93
             Estate Edge(R)                                     $           0.89
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           0.89
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $              -
             The Phoenix Edge(R)--SPVL                          $           0.93

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                               Rydex Variable Sentinel Variable Sentinel Variable
                                                               Rydex Variable   Trust Sector  Products Balanced   Products Bond
                                                               Trust Nova Fund  Rotation Fund       Fund              Fund
                                                               --------------- -------------- ----------------- -----------------
Assets:
   Investments at fair value                                   $       341,391 $    1,833,103 $         16,862   $      220,190
                                                               --------------- -------------- ----------------- -----------------
   Total Assets                                                $       341,391 $    1,833,103 $         16,862   $      220,190
Liabilities:
   Payable to Phoenix Life Insurance Company                   $             - $            - $              -   $            -
                                                               --------------- -------------- ----------------- -----------------
         Total Net Assets                                      $       341,391 $    1,833,103 $         16,862   $      220,190
                                                               =============== ============== ================= =================
                                                               =============== ============== ================= =================
         Units Outstanding                                             201,101        950,722           16,560          215,542
                                                               =============== ============== ================= =================
   Investment shares held                                               33,935        119,575            1,349           22,041
   Investments at cost                                         $       229,731 $    1,367,775 $         18,368   $      224,218

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $          1.76 $         2.00 $              -   $            -
             Estate Edge(R)                                    $             - $         1.93 $              -   $         1.02
             Estate Strategies                                 $             - $            - $              -   $            -
             Executive Benefit                                 $             - $            - $              -   $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $          1.70 $         1.93 $           1.02   $         1.02
             Phoenix Benefit Choice VUL/SM/                    $             - $            - $              -   $            -
             Phoenix Express VUL(R)                            $             - $            - $              -   $            -
             The Phoenix Edge(R)                               $             - $            - $              -   $            -
             The Phoenix Edge(R)--SPVL                         $             - $         2.00 $              -   $         1.02

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)


                                                               Sentinel Variable Sentinel Variable Sentinel Variable
                                                                Products Common  Products Mid Cap   Products Small
                                                                  Stock Fund        Growth Fund      Company Fund
                                                               ----------------- ----------------- -----------------
Assets:
   Investments at fair value                                   $        594,527   $       239,079   $       94,813
                                                               ----------------- ----------------- -----------------
   Total Assets                                                $        594,527   $       239,079   $       94,813
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -   $             -   $            -
                                                               ----------------- ----------------- -----------------
         Total Net Assets                                      $        594,527   $       239,079   $       94,813
                                                               ================= ================= =================
                                                               ================= ================= =================
         Units Outstanding                                              580,398           221,544           94,178
                                                               ================= ================= =================
   Investment shares held                                                41,517            19,249            6,782
   Investments at cost                                         $        608,214   $       237,628   $      104,631

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $              -   $             -   $            -
             Estate Edge(R)                                    $           1.02   $          1.08   $         1.01
             Estate Strategies                                 $              -   $             -   $            -
             Executive Benefit                                 $              -   $             -   $            -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.02   $          1.08   $         1.01
             Phoenix Benefit Choice VUL/SM/                    $              -   $             -   $            -
             Phoenix Express VUL(R)                            $              -   $             -   $            -
             The Phoenix Edge(R)                               $              -   $             -   $            -
             The Phoenix Edge(R)--SPVL                         $           1.03   $             -   $         1.01

                                                                   Templeton
                                                               Developing Markets
                                                               Securities Fund -
                                                                    Class 2
                                                               ------------------
Assets:
   Investments at fair value                                    $     10,784,601
                                                               ------------------
   Total Assets                                                 $     10,784,601
Liabilities:
   Payable to Phoenix Life Insurance Company                    $              -
                                                               ------------------
         Total Net Assets                                       $     10,784,601
                                                               ==================
                                                               ==================
         Units Outstanding                                             2,855,385
                                                               ==================
   Investment shares held                                                674,039
   Investments at cost                                          $      8,081,887

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                          $           3.75
             Estate Edge(R)                                     $           3.78
             Estate Strategies                                  $              -
             Executive Benefit                                  $              -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)              $           3.78
             Phoenix Benefit Choice VUL/SM/                     $              -
             Phoenix Express VUL(R)                             $              -
             The Phoenix Edge(R)                                $           3.74
             The Phoenix Edge(R)--SPVL                          $           3.75

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                               Templeton Foreign Templeton Global   Templeton Growth
                                                               Securities Fund - Asset Allocation   Securities Fund -
                                                                    Class 2       Fund - Class 2         Class 2
                                                               ----------------- ----------------   -----------------
Assets:
   Investments at fair value                                   $     27,400,824  $     1,142,970     $    23,758,552
                                                               ----------------- ----------------   -----------------
   Total Assets                                                $     27,400,824  $     1,142,970     $    23,758,552
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -  $             -     $             -
                                                               ----------------- ----------------   -----------------
         Total Net Assets                                      $     27,400,824  $     1,142,970     $    23,758,552
                                                               ================= ================   =================
                                                               ================= ================   =================
         Units Outstanding                                           14,659,376          542,545          11,355,582
                                                               ================= ================   =================
   Investment shares held                                             1,353,126           78,717           1,538,766
   Investments at cost                                         $     18,303,900  $     1,369,180     $    17,841,966

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           1.74  $          1.94     $          1.68
             Estate Edge(R)                                    $           1.80  $          2.13     $          2.19
             Estate Strategies                                 $           1.77  $             -     $          1.64
             Executive Benefit                                 $              -  $             -     $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           1.93  $          2.09     $          2.14
             Phoenix Benefit Choice VUL/SM/                    $              -  $             -     $             -
             Phoenix Express VUL(R)                            $              -  $             -     $             -
             The Phoenix Edge(R)                               $           1.92  $             -     $          1.63
             The Phoenix Edge(R)--SPVL                         $           1.74  $          1.82     $          1.67

                                                                  Van Kampen UIF
                                                                Equity and Income
                                                               Portfolio - Class II
                                                               --------------------
Assets:
   Investments at fair value                                     $       512,784
                                                               --------------------
   Total Assets                                                  $       512,784
Liabilities:
   Payable to Phoenix Life Insurance Company                     $             -
                                                               --------------------
         Total Net Assets                                        $       512,784
                                                               ====================
                                                               ====================
         Units Outstanding                                               463,356
                                                               ====================
   Investment shares held                                                 34,788
   Investments at cost                                           $       507,875

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $          1.12
             Estate Edge(R)                                      $          1.10
             Estate Strategies                                   $             -
             Executive Benefit                                   $             -
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $          1.10
             Phoenix Benefit Choice VUL/SM/                      $             -
             Phoenix Express VUL(R)                              $             -
             The Phoenix Edge(R)                                 $             -
             The Phoenix Edge(R)--SPVL                           $          1.12

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                          Wanger
                                                                      Wanger        International Small
                                                               International Select         Cap          Wanger Select
                                                               -------------------- ------------------- --------------
Assets:
   Investments at fair value                                     $     19,012,987    $     70,841,041   $   19,781,361
                                                               -------------------- ------------------- --------------
   Total Assets                                                  $     19,012,987    $     70,841,041   $   19,781,361
Liabilities:
   Payable to Phoenix Life Insurance Company                     $              -    $              -   $            -
                                                               -------------------- ------------------- --------------
         Total Net Assets                                        $     19,012,987    $     70,841,041   $   19,781,361
                                                               ==================== =================== ==============
                                                               ==================== =================== ==============
         Units Outstanding                                              5,831,250          16,383,140        6,890,908
                                                               ==================== =================== ==============
   Investment shares held                                                 677,341           1,608,561          704,465
   Investments at cost                                           $     11,653,210    $     36,806,775   $   13,181,296

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                           $           2.11    $           2.44   $         2.27
             Estate Edge(R)                                      $           3.15    $           4.49   $         2.56
             Estate Strategies                                   $           2.42    $           2.70   $         2.21
             Executive Benefit                                   $           2.48    $           2.77   $         2.36
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)               $           3.69    $           4.49   $         3.23
             Phoenix Benefit Choice VUL/SM/                      $              -    $              -   $            -
             Phoenix Express VUL(R)                              $              -    $              -   $            -
             The Phoenix Edge(R)                                 $           1.62    $           4.64   $         2.19
             The Phoenix Edge(R)--SPVL                           $           2.18    $           2.52   $         2.27

                                                                  Wanger U.S.
                                                               Smaller Companies
                                                               -----------------
Assets:
   Investments at fair value                                   $     77,914,084
                                                               -----------------
   Total Assets                                                $     77,914,084
Liabilities:
   Payable to Phoenix Life Insurance Company                   $              -
                                                               -----------------
         Total Net Assets                                      $     77,914,084
                                                               =================
                                                               =================
         Units Outstanding                                           26,060,748
                                                               =================
   Investment shares held                                             2,148,762
   Investments at cost                                         $     45,392,077

         Unit Value
             Corporate Edge, and
              Phoenix Executive VUL(R)                         $           2.11
             Estate Edge(R)                                    $           3.05
             Estate Strategies                                 $           1.77
             Executive Benefit                                 $           1.81
             Flex Edge, Flex Edge Success(R)
              Individual Edge(R) and Joint Edge(R)             $           3.05
             Phoenix Benefit Choice VUL/SM/                    $              -
             Phoenix Express VUL(R)                            $              -
             The Phoenix Edge(R)                               $           3.10
             The Phoenix Edge(R)--SPVL                         $           2.10

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                                        AIM V.I. Capital                         AIM V.I. Mid Cap
                                                      Appreciation Fund -  AIM V.I. Core Equity Core Equity Fund -
                                                            Class I           Fund - Class I          Class I
                                                      -------------------- -------------------- -------------------
Income:
   Dividends                                            $              -     $         47,368    $         11,041
Expenses:
   Mortality and expense fees                                     60,808               27,863              37,202
   Administrative fees                                                 -                    -                   -
                                                      -------------------- -------------------- -------------------
Net investment income (loss)                                     (60,808)              19,505             (26,161)
                                                      -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    93,788              126,830              48,428
   Realized gain distributions                                         -                    -              72,022
                                                      -------------------- -------------------- -------------------
   Realized gain (loss)                                           93,788              126,830             120,450
                                                      -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               901,956              163,873             346,334
                                                      -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $        934,936     $        310,208    $        440,623
                                                      ==================== ==================== ===================

                                                                           Anchor Series Trust
                                                      Anchor Series Trust      Government &     Anchor Series Trust
                                                      Capital Appreciation     Quality Bond      Growth and Income
                                                      Portfolio - Class 1  Portfolio - Class 1  Portfolio - Class 1
                                                      -------------------- -------------------- -------------------
Income:
   Dividends                                            $         11,043     $         14,877    $          1,713
Expenses:
   Mortality and expense fees                                      7,950                1,031                 864
   Administrative fees                                             6,147                  818                 589
                                                      -------------------- -------------------- -------------------
Net investment income (loss)                                      (3,054)              13,028                 260
                                                      -------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   108,879                1,385               7,249
   Realized gain distributions                                   361,359                    -              34,252
                                                      -------------------- -------------------- -------------------
   Realized gain (loss)                                          470,238                1,385              41,501
                                                      -------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               299,182                7,916              (9,632)
                                                      -------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $        766,366     $         22,329    $         32,129
                                                      ==================== ==================== ===================

                                                        Alger American
                                                       Leveraged AllCap
                                                      Portfolio - Class O
                                                      -------------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                    99,429
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    (99,429)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                1,022,577
   Realized gain distributions                                        -
                                                      -------------------
   Realized gain (loss)                                       1,022,577
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            3,135,468
                                                      -------------------
Net increase (decrease) in net assets from operations  $      4,058,616
                                                      ===================


                                                      Anchor Series Trust
                                                      Growth Portfolio -
                                                            Class 1
                                                      -------------------
Income:
   Dividends                                           $         17,131
Expenses:
   Mortality and expense fees                                     6,767
   Administrative fees                                            4,757
                                                      -------------------
Net investment income (loss)                                      5,607
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   43,348
   Realized gain distributions                                  260,364
                                                      -------------------
   Realized gain (loss)                                         303,712
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (69,458)
                                                      -------------------
Net increase (decrease) in net assets from operations  $        239,861
                                                      ===================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                      Anchor Series Trust Anchor Series Trust Anchor Series Trust
                                                         Money Market         Multi-Asset      Natural Resources
                                                      Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class 1
                                                      ------------------- ------------------- -------------------
Income:
   Dividends                                           $         32,432    $         56,959    $         10,907
Expenses:
   Mortality and expense fees                                     2,054               7,899               3,025
   Administrative fees                                            1,432               5,973               1,723
                                                      ------------------- ------------------- -------------------
Net investment income (loss)                                     28,946              43,087               6,159
                                                      ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                        -               2,831              88,788
   Realized gain distributions                                        -             220,790              47,900
                                                      ------------------- ------------------- -------------------
   Realized gain (loss)                                               -             223,621             136,688
                                                      ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                                    -             (32,290)            194,725
                                                      ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $         28,946    $        234,418    $        337,572
                                                      =================== =================== ===================


                                                        DWS Equity 500    Federated Fund for    Federated High
                                                       Index Fund VIP -     U.S. Government    Income Bond Fund
                                                            Class A          Securities II    II - Primary Shares
                                                      ------------------- ------------------- -------------------
Income:
   Dividends                                           $        612,788    $      1,709,015    $        827,317
Expenses:
   Mortality and expense fees                                   203,047             255,123              78,461
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- -------------------
Net investment income (loss)                                    409,741           1,453,892             748,856
                                                      ------------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   97,443             (89,613)            191,348
   Realized gain distributions                                        -                   -                   -
                                                      ------------------- ------------------- -------------------
   Realized gain (loss)                                          97,443             (89,613)            191,348
                                                      ------------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,311,240             615,765            (642,951)
                                                      ------------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $      1,818,424    $      1,980,044    $        297,253
                                                      =================== =================== ===================

                                                      Anchor Series Trust
                                                       Strategic Multi-
                                                       Asset Portfolio -
                                                            Class 1
                                                      -------------------
Income:
   Dividends                                           $              -
Expenses:
   Mortality and expense fees                                     4,733
   Administrative fees                                            3,360
                                                      -------------------
Net investment income (loss)                                     (8,093)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    4,935
   Realized gain distributions                                  144,909
                                                      -------------------
   Realized gain (loss)                                         149,844
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              123,496
                                                      -------------------
Net increase (decrease) in net assets from operations  $        265,247
                                                      ===================

                                                         Fidelity VIP
                                                         Contrafund(R)
                                                      Portfolio - Service
                                                             Class
                                                      -------------------
Income:
   Dividends                                           $        653,203
Expenses:
   Mortality and expense fees                                   535,982
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    117,221
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  126,266
   Realized gain distributions                               19,503,020
                                                      -------------------
   Realized gain (loss)                                      19,629,286
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (8,193,805)
                                                      -------------------
Net increase (decrease) in net assets from operations  $     11,552,702
                                                      ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                      Fidelity VIP Growth                         Fidelity VIP
                                                         Opportunities    Fidelity VIP Growth   Investment Grade
                                                      Portfolio - Service Portfolio - Service   Bond Portfolio -
                                                             Class               Class           Service Class
                                                      ------------------- ------------------- --------------------
Income:
   Dividends                                           $              -    $        112,895     $          4,020
Expenses:
   Mortality and expense fees                                    47,700             134,691                6,508
   Administrative fees                                                -                   -                    -
                                                      ------------------- ------------------- --------------------
Net investment income (loss)                                    (47,700)            (21,796)              (2,488)
                                                      ------------------- ------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   15,853             341,450                  973
   Realized gain distributions                                        -              17,130                    -
                                                      ------------------- ------------------- --------------------
   Realized gain (loss)                                          15,853             358,580                  973
                                                      ------------------- ------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,328,585           3,841,179               43,217
                                                      ------------------- ------------------- --------------------
Net increase (decrease) in net assets from operations  $      1,296,738    $      4,177,963     $         41,702
                                                      =================== =================== ====================

                                                       Lazard Retirement   Lord Abbett Bond-   Lord Abbett Growth
                                                      Small Cap Portfolio Debenture Portfolio      and Income
                                                       - Service Shares       - Class VC      Portfolio - Class VC
                                                      ------------------- ------------------- --------------------
Income:
   Dividends                                           $              -    $        325,161     $        304,289
Expenses:
   Mortality and expense fees                                    16,734              35,127              188,110
   Administrative fees                                                -                   -                    -
                                                      ------------------- ------------------- --------------------
Net investment income (loss)                                    (16,734)            290,034              116,179
                                                      ------------------- ------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    6,993              17,912              109,627
   Realized gain distributions                                  843,583              17,587            1,677,985
                                                      ------------------- ------------------- --------------------
   Realized gain (loss)                                         850,576              35,499            1,787,612
                                                      ------------------- ------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,000,370)            (50,055)          (1,228,971)
                                                      ------------------- ------------------- --------------------
Net increase (decrease) in net assets from operations  $       (166,528)   $        275,478     $        674,820
                                                      =================== =================== ====================

                                                        Franklin Income
                                                       Securities Fund -
                                                            Class 2
                                                      -------------------
Income:
   Dividends                                           $         48,361
Expenses:
   Mortality and expense fees                                    11,163
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                     37,198
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      137
   Realized gain distributions                                    8,969
                                                      -------------------
   Realized gain (loss)                                           9,106
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (31,990)
                                                      -------------------
Net increase (decrease) in net assets from operations  $         14,314
                                                      ===================

                                                       Lord Abbett Mid-
                                                      Cap Value Portfolio
                                                          - Class VC
                                                      -------------------
Income:
   Dividends                                           $         47,265
Expenses:
   Mortality and expense fees                                    86,008
   Administrative fees                                                -
                                                      -------------------
Net investment income (loss)                                    (38,743)
                                                      -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   58,970
   Realized gain distributions                                1,389,456
                                                      -------------------
   Realized gain (loss)                                       1,448,426
                                                      -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (1,386,890)
                                                      -------------------
Net increase (decrease) in net assets from operations  $         22,793
                                                      ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                        Mutual Shares    Neuberger Berman    Neuberger Berman
                                                      Securities Fund -    AMT Fasciano        AMT Guardian
                                                           Class 2      Portfolio - S Class Portfolio - S Class
                                                      ----------------- ------------------- -------------------
Income:
   Dividends                                          $        644,190   $              -    $          2,200
Expenses:
   Mortality and expense fees                                  314,964                100               4,584
   Administrative fees                                               -                  -                   -
                                                      ----------------- ------------------- -------------------
Net investment income (loss)                                   329,226               (100)             (2,384)
                                                      ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 151,408               (704)                262
   Realized gain distributions                               1,577,183                 66                   -
                                                      ----------------- ------------------- -------------------
   Realized gain (loss)                                      1,728,591               (638)                262
                                                      ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                            (962,667)              (205)             24,424
                                                      ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations $      1,095,150   $           (943)   $         22,302
                                                      ================= =================== ===================

                                                         Oppenheimer     Oppenheimer Main
                                                      Global Securities  Street Small Cap
                                                      Fund/VA - Service  Fund/VA - Service    Phoenix Capital
                                                           Shares             Shares           Growth Series
                                                      ----------------- ------------------- -------------------
Income:
   Dividends                                          $          9,373   $            883    $        477,577
Expenses:
   Mortality and expense fees                                    7,945              6,063           1,464,223
   Administrative fees                                               -                  -                   -
                                                      ----------------- ------------------- -------------------
Net investment income (loss)                                     1,428             (5,180)           (986,646)
                                                      ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   1,767               (791)           (316,929)
   Realized gain distributions                                  39,198             19,097                   -
                                                      ----------------- ------------------- -------------------
   Realized gain (loss)                                         40,965             18,306            (316,929)
                                                      ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (10,841)           (74,812)         18,764,230
                                                      ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations $         31,552   $        (61,686)   $     17,460,655
                                                      ================= =================== ===================

                                                          Oppenheimer
                                                      Capital Appreciation
                                                       Fund/VA - Service
                                                             Shares
                                                      --------------------
Income:
   Dividends                                            $             49
Expenses:
   Mortality and expense fees                                      4,734
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                      (4,685)
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     8,938
   Realized gain distributions                                         -
                                                      --------------------
   Realized gain (loss)                                            8,938
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                62,316
                                                      --------------------
Net increase (decrease) in net assets from operations   $         66,569
                                                      ====================



                                                       Phoenix Growth and
                                                         Income Series
                                                      --------------------
Income:
   Dividends                                            $        379,832
Expenses:
   Mortality and expense fees                                    289,524
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                      90,308
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   346,044
   Realized gain distributions                                   981,301
                                                      --------------------
   Realized gain (loss)                                        1,327,345
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               823,865
                                                      --------------------
Net increase (decrease) in net assets from operations   $      2,241,518
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                Phoenix Multi-
                                                       Phoenix Mid-Cap     Phoenix Money         Sector Fixed
                                                        Growth Series      Market Series        Income Series
                                                      ----------------- -------------------- --------------------
Income:
   Dividends                                           $             -    $      2,901,018     $      4,679,059
Expenses:
   Mortality and expense fees                                  298,209             449,610              613,561
   Administrative fees                                               -                   -                    -
                                                      ----------------- -------------------- --------------------
Net investment income (loss)                                  (298,209)          2,451,408            4,065,498
                                                      ----------------- -------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 389,084                   -              198,461
   Realized gain distributions                                       -                   -                    -
                                                      ----------------- -------------------- --------------------
   Realized gain (loss)                                        389,084                   -              198,461
                                                      ----------------- -------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                           6,946,029                   -           (1,527,482)
                                                      ----------------- -------------------- --------------------
Net increase (decrease) in net assets from operations  $     7,036,904    $      2,451,408     $      2,736,477
                                                      ================= ==================== ====================


                                                      Phoenix Strategic   Phoenix-Aberdeen   Phoenix-Alger Small-
                                                      Allocation Series International Series  Cap Growth Series
                                                      ----------------- -------------------- --------------------
Income:
   Dividends                                           $     1,967,333    $      1,675,564     $              -
Expenses:
   Mortality and expense fees                                  580,915             843,418              116,395
   Administrative fees                                               -                   -                    -
                                                      ----------------- -------------------- --------------------
Net investment income (loss)                                 1,386,418             832,146             (116,395)
                                                      ----------------- -------------------- --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 110,791           1,063,051               90,131
   Realized gain distributions                               4,067,998           5,548,735            2,955,538
                                                      ----------------- -------------------- --------------------
   Realized gain (loss)                                      4,178,789           6,611,786            3,045,669
                                                      ----------------- -------------------- --------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (1,820,975)          6,902,064             (713,466)
                                                      ----------------- -------------------- --------------------
Net increase (decrease) in net assets from operations  $     3,744,232    $     14,345,996     $      2,215,808
                                                      ================= ==================== ====================

                                                        Phoenix Multi-
                                                      Sector Short Term
                                                         Bond Series
                                                      ------------------
Income:
   Dividends                                           $        562,412
Expenses:
   Mortality and expense fees                                    70,514
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    491,898
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   12,118
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                          12,118
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (180,995)
                                                      ------------------
Net increase (decrease) in net assets from operations  $        323,021
                                                      ==================

                                                        Phoenix-Duff &
                                                      Phelps Real Estate
                                                      Securities Series
                                                      ------------------
Income:
   Dividends                                           $        513,829
Expenses:
   Mortality and expense fees                                   304,253
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    209,576
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                1,339,623
   Realized gain distributions                                3,288,524
                                                      ------------------
   Realized gain (loss)                                       4,628,147
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                          (11,615,746)
                                                      ------------------
Net increase (decrease) in net assets from operations  $     (6,778,023)
                                                      ==================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                         Phoenix-S&P         Phoenix-S&P        Phoenix-S&P
                                                        Dynamic Asset       Dynamic Asset      Dynamic Asset
                                                      Allocation Series:  Allocation Series: Allocation Series:
                                                      Aggressive Growth        Growth             Moderate
                                                      ------------------ ------------------- ------------------
Income:
   Dividends                                           $         27,420   $        112,172    $          8,058
Expenses:
   Mortality and expense fees                                    19,196             37,285               2,476
   Administrative fees                                                -                  -                   -
                                                      ------------------ ------------------- ------------------
Net investment income (loss)                                      8,224             74,887               5,582
                                                      ------------------ ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   40,025             19,209              (2,877)
   Realized gain distributions                                   22,173             53,751               4,930
                                                      ------------------ ------------------- ------------------
   Realized gain (loss)                                          62,198             72,960               2,053
                                                      ------------------ ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               89,370            325,296               9,657
                                                      ------------------ ------------------- ------------------
Net increase (decrease) in net assets from operations  $        159,792   $        473,143    $         17,292
                                                      ================== =================== ==================

                                                       Phoenix-Sanford     Phoenix-Sanford      Phoenix-Van
                                                      Bernstein Mid-Cap   Bernstein Small-     Kampen Comstock
                                                         Value Series     Cap Value Series         Series
                                                      ------------------ ------------------- ------------------
Income:
   Dividends                                           $         55,276   $              -    $        617,320
Expenses:
   Mortality and expense fees                                   303,794            177,912             291,264
   Administrative fees                                                -                  -                   -
                                                      ------------------ ------------------- ------------------
Net investment income (loss)                                   (248,518)          (177,912)            326,056
                                                      ------------------ ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  125,077             53,283              69,242
   Realized gain distributions                                4,693,416          2,949,648           1,907,655
                                                      ------------------ ------------------- ------------------
   Realized gain (loss)                                       4,818,493          3,002,931           1,976,897
                                                      ------------------ ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                           (3,854,265)        (3,291,253)         (3,209,319)
                                                      ------------------ ------------------- ------------------
Net increase (decrease) in net assets from operations  $        715,710   $       (466,234)   $       (906,366)
                                                      ================== =================== ==================

                                                         Phoenix-S&P
                                                        Dynamic Asset
                                                      Allocation Series:
                                                       Moderate Growth
                                                      ------------------
Income:
   Dividends                                           $         54,252
Expenses:
   Mortality and expense fees                                    17,636
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                     36,616
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    3,066
   Realized gain distributions                                   38,168
                                                      ------------------
   Realized gain (loss)                                          41,234
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               44,603
                                                      ------------------
Net increase (decrease) in net assets from operations  $        122,453
                                                      ==================

                                                         Phoenix-Van
                                                      Kampen Equity 500
                                                         Index Series
                                                      ------------------
Income:
   Dividends                                           $        702,107
Expenses:
   Mortality and expense fees                                   418,162
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                    283,945
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  517,594
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                         517,594
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                            1,407,763
                                                      ------------------
Net increase (decrease) in net assets from operations  $      2,209,302
                                                      ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                           PIMCO VIT
                                                         CommodityReal
                                                        Return Strategy     PIMCO VIT Real     PIMCO VIT Total
                                                      Portfolio - Advisor  Return Portfolio - Return Portfolio -
                                                             Class           Advisor Class      Advisor Class
                                                      ------------------- ------------------- ------------------
Income:
   Dividends                                           $         69,804    $         14,498    $         50,762
Expenses:
   Mortality and expense fees                                     8,818               2,258               7,845
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- ------------------
Net investment income (loss)                                     60,986              12,240              42,917
                                                      ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    2,103              (6,253)              3,235
   Realized gain distributions                                        -               1,925                   -
                                                      ------------------- ------------------- ------------------
   Realized gain (loss)                                           2,103              (4,328)              3,235
                                                      ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              245,920              37,424              49,462
                                                      ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $        309,009    $         45,336    $         95,614
                                                      =================== =================== ==================

                                                                            Rydex Variable    Sentinel Variable
                                                        Rydex Variable       Trust Sector     Products Balanced
                                                        Trust Nova Fund      Rotation Fund           Fund
                                                      ------------------- ------------------- ------------------
Income:
   Dividends                                           $          4,833    $              -    $            385
Expenses:
   Mortality and expense fees                                     3,141              13,598                  17
   Administrative fees                                                -                   -                   -
                                                      ------------------- ------------------- ------------------
Net investment income (loss)                                      1,692             (13,598)                368
                                                      ------------------- ------------------- ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   59,669              15,471                  (1)
   Realized gain distributions                                        -             135,628                 953
                                                      ------------------- ------------------- ------------------
   Realized gain (loss)                                          59,669             151,099                 952
                                                      ------------------- ------------------- ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (55,459)            200,126              (1,507)
                                                      ------------------- ------------------- ------------------
Net increase (decrease) in net assets from operations  $          5,902    $        337,627    $           (187)
                                                      =================== =================== ==================

                                                        Rydex Variable
                                                        Trust Inverse
                                                       Government Long
                                                      Bond Strategy Fund
                                                      ------------------
Income:
   Dividends                                           $         12,269
Expenses:
   Mortality and expense fees                                     1,590
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                     10,679
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (3,792)
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                          (3,792)
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (19,571)
                                                      ------------------
Net increase (decrease) in net assets from operations  $        (12,684)
                                                      ==================

                                                      Sentinel Variable
                                                        Products Bond
                                                             Fund
                                                      ------------------
Income:
   Dividends                                           $          8,346
Expenses:
   Mortality and expense fees                                       308
   Administrative fees                                                -
                                                      ------------------
Net investment income (loss)                                      8,038
                                                      ------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                       81
   Realized gain distributions                                        -
                                                      ------------------
   Realized gain (loss)                                              81
                                                      ------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (4,028)
                                                      ------------------
Net increase (decrease) in net assets from operations  $          4,091
                                                      ==================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)


                                                      Sentinel Variable Sentinel Variable   Sentinel Variable
                                                       Products Common   Products Mid Cap   Products Small
                                                         Stock Fund        Growth Fund       Company Fund
                                                      ----------------- ----------------- -------------------
Income:
   Dividends                                          $          6,266  $              -   $            547
Expenses:
   Mortality and expense fees                                      616               227                 98
   Administrative fees                                               -                 -                  -
                                                      ----------------- ----------------- -------------------
Net investment income (loss)                                     5,650              (227)               449
                                                      ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      (7)              132                  4
   Realized gain distributions                                  10,604                 -              8,791
                                                      ----------------- ----------------- -------------------
   Realized gain (loss)                                         10,597               132              8,795
                                                      ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (13,687)            1,451             (9,817)
                                                      ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations $          2,560  $          1,356   $           (573)
                                                      ================= ================= ===================

                                                      Templeton Foreign Templeton Global   Templeton Growth
                                                      Securities Fund - Asset Allocation   Securities Fund -
                                                           Class 2       Fund - Class 2         Class 2
                                                      ----------------- ----------------- -------------------
Income:
   Dividends                                          $        520,925  $        201,647   $        321,335
Expenses:
   Mortality and expense fees                                  197,331             9,114            179,101
   Administrative fees                                               -                 -                  -
                                                      ----------------- ----------------- -------------------
Net investment income (loss)                                   323,594           192,533            142,234
                                                      ----------------- ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                 321,696             3,159             (6,875)
   Realized gain distributions                               1,188,166           264,413          1,025,283
                                                      ----------------- ----------------- -------------------
   Realized gain (loss)                                      1,509,862           267,572          1,018,408
                                                      ----------------- ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                           1,760,369          (360,171)          (773,143)
                                                      ----------------- ----------------- -------------------
Net increase (decrease) in net assets from operations $      3,593,825  $         99,934   $        387,499
                                                      ================= ================= ===================

                                                           Templeton
                                                       Developing Markets
                                                       Securities Fund -
                                                            Class 2
                                                      --------------------
Income:
   Dividends                                            $        172,542
Expenses:
   Mortality and expense fees                                     62,962
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                     109,580
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                  (177,638)
   Realized gain distributions                                   592,876
                                                      --------------------
   Realized gain (loss)                                          415,238
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                             1,118,369
                                                      --------------------
Net increase (decrease) in net assets from operations   $      1,643,187
                                                      ====================

                                                         Van Kampen UIF
                                                       Equity and Income
                                                      Portfolio - Class II
                                                      --------------------
Income:
   Dividends                                            $          7,414
Expenses:
   Mortality and expense fees                                      2,249
   Administrative fees                                                 -
                                                      --------------------
Net investment income (loss)                                       5,165
                                                      --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                       262
   Realized gain distributions                                    10,439
                                                      --------------------
   Realized gain (loss)                                           10,701
                                                      --------------------

Change in unrealized appreciation (depreciation)
   during the year                                                (7,725)
                                                      --------------------
Net increase (decrease) in net assets from operations   $          8,141
                                                      ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                 Wanger
                                                             Wanger        International Small                     Wanger U.S.
                                                      International Select         Cap           Wanger Select  Smaller Companies
                                                      -------------------- ------------------- ---------------  -----------------
Income:
   Dividends                                            $        114,670    $        631,874   $             -  $              -
Expenses:
   Mortality and expense fees                                    124,053             553,172           135,539           645,032
   Administrative fees                                                 -                   -                 -                 -
                                                      -------------------- ------------------- ---------------  -----------------
Net investment income (loss)                                      (9,383)             78,702          (135,539)         (645,032)
                                                      -------------------- ------------------- ---------------  -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    22,420           1,461,810            36,287         3,722,392
   Realized gain distributions                                 1,841,619           5,689,782           349,629         4,476,132
                                                      -------------------- ------------------- ---------------  -----------------
   Realized gain (loss)                                        1,864,039           7,151,592           385,916         8,198,524
                                                      -------------------- ------------------- ---------------  -----------------

Change in unrealized appreciation (depreciation)
   during the year                                             1,305,447           3,073,963         1,058,319        (3,531,997)
                                                      -------------------- ------------------- ---------------  -----------------
Net increase (decrease) in net assets from operations   $      3,160,103    $     10,304,257   $     1,308,696  $      4,021,495
                                                      ==================== =================== ===============  =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006


                                                            AIM V.I. Capital Appreciation Fund - Class I
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (60,808)    $          (48,148)
      Realized gains (losses)                                           93,788                 (1,464)
      Unrealized appreciation (depreciation) during
       the year                                                        901,956                455,631
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                  934,936                406,019
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,197,244              1,319,782
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (154,522)                51,086
      Transfers for contract benefits and terminations                (490,289)              (421,632)
      Contract maintenance charges                                    (560,250)              (483,070)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (7,817)               466,166
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                       927,119                872,185
Net assets at beginning of period                                    8,134,247              7,262,062
                                                            ------------------     ------------------
Net assets at end of period                                 $        9,061,366     $        8,134,247
                                                            ==================     ==================

                                                              AIM V.I. Core Equity Fund - Class I
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           19,505  $            7,567
      Realized gains (losses)                                          126,830              26,293
      Unrealized appreciation (depreciation) during
       the year                                                        163,873             363,632
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  310,208             397,492
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           532,303             802,399
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (354,900)          4,541,891
      Transfers for contract benefits and terminations                (875,173)           (960,964)
      Contract maintenance charges                                    (285,820)           (157,444)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (983,590)          4,225,882
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (673,382)          4,623,374
Net assets at beginning of period                                    4,623,374                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        3,949,992  $        4,623,374
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)



                                                            AIM V.I. Mid Cap Core Equity Fund - Class I
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (26,161)   $           12,748
      Realized gains (losses)                                          120,450               544,453
      Unrealized appreciation (depreciation) during
       the year                                                        346,334               (43,030)
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  440,623               514,171
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           417,538               527,263
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (281,572)             (329,920)
      Transfers for contract benefits and terminations                (632,399)             (388,835)
      Contract maintenance charges                                    (247,826)             (239,644)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (744,259)             (431,136)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                      (303,636)               83,035
Net assets at beginning of period                                    5,219,426             5,136,391
                                                            ------------------    ------------------
Net assets at end of period                                 $        4,915,790    $        5,219,426
                                                            ==================    ==================

                                                            Alger American Leveraged AllCap Portfolio -
                                                                            Class O
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (99,429)   $          (89,266)
      Realized gains (losses)                                        1,022,577               501,029
      Unrealized appreciation (depreciation) during
       the year                                                      3,135,468             1,810,351
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                4,058,616             2,222,114
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           983,526             1,769,322
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (1,484,922)             (784,319)
      Transfers for contract benefits and terminations                (982,618)           (2,007,276)
      Contract maintenance charges                                    (720,858)             (682,199)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,204,872)           (1,704,472)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                     1,853,744               517,642
Net assets at beginning of period                                   13,373,497            12,855,855
                                                            ------------------    ------------------
Net assets at end of period                                 $       15,227,241    $       13,373,497
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Anchor Series Trust Capital Appreciation
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (3,054)  $           (9,147)
      Realized gains (losses)                                          470,238               59,241
      Unrealized appreciation (depreciation) during
       the year                                                        299,182              246,631
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  766,366              296,725
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            51,754                1,699
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (390,193)             (55,467)
      Transfers for contract benefits and terminations                (317,164)            (270,788)
      Contract maintenance charges                                     (25,717)             (24,917)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (681,320)            (349,473)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        85,046              (52,748)
Net assets at beginning of period                                    2,934,870            2,987,618
                                                            ------------------   ------------------
Net assets at end of period                                 $        3,019,916   $        2,934,870
                                                            ==================   ==================

                                                            Anchor Series Trust Government & Quality
                                                                   Bond Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           13,028   $           13,526
      Realized gains (losses)                                            1,385                  196
      Unrealized appreciation (depreciation) during
       the year                                                          7,916               (1,977)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   22,329               11,745
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                               468                  429
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -                1,335
      Transfers for contract benefits and terminations                 (41,753)                (900)
      Contract maintenance charges                                      (8,960)              (8,726)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (50,245)              (7,862)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       (27,916)               3,883
Net assets at beginning of period                                      425,907              422,024
                                                            ------------------   ------------------
Net assets at end of period                                 $          397,991   $          425,907
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                             Anchor Series Trust Growth and Income
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              260  $              267
      Realized gains (losses)                                           41,501              30,589
      Unrealized appreciation (depreciation) during
       the year                                                         (9,632)             (1,210)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   32,129              29,646
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                               467                 428
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (3,036)              7,256
      Transfers for contract benefits and terminations                 (32,694)               (155)
      Contract maintenance charges                                      (3,937)             (3,883)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (39,200)              3,646
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                        (7,071)             33,292
Net assets at beginning of period                                      308,767             275,475
                                                            ------------------  ------------------
Net assets at end of period                                 $          301,696  $          308,767
                                                            ==================  ==================

                                                            Anchor Series Trust Growth Portfolio - Class 1
                                                            ---------------------------------------------
                                                                   2007                    2006
                                                              ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,607      $            3,709
      Realized gains (losses)                                          303,712                 237,565
      Unrealized appreciation (depreciation) during
       the year                                                        (69,458)                 46,260
                                                            ------------------      ------------------
Net increase (decrease) in net assets from operations                  239,861                 287,534
                                                            ------------------      ------------------
Contract transactions:
      Payments received from contract owners                            52,494                     694
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (32,156)                (54,835)
      Transfers for contract benefits and terminations                (355,963)               (196,761)
      Contract maintenance charges                                     (20,465)                (23,676)
                                                            ------------------      ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (356,090)               (274,578)
                                                            ------------------      ------------------
         Total increase (decrease) in net assets                      (116,229)                 12,956
Net assets at beginning of period                                    2,437,557               2,424,601
                                                            ------------------      ------------------
Net assets at end of period                                 $        2,321,328      $        2,437,557
                                                            ==================      ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Anchor Series Trust Money Market Portfolio -
                                                                            Class 1
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           28,946     $           20,150
      Realized gains (losses)                                                -                      -
      Unrealized appreciation (depreciation) during
       the year                                                              -                      -
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                   28,946                 20,150
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                             1,175                 20,773
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    443,470                160,247
      Transfers for contract benefits and terminations                (404,100)                     -
      Contract maintenance charges                                     (17,958)               (15,299)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                22,587                165,721
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                        51,533                185,871
Net assets at beginning of period                                      713,297                527,426
                                                            ------------------     ------------------
Net assets at end of period                                 $          764,830     $          713,297
                                                            ==================     ==================

                                                            Anchor Series Trust Multi-Asset Portfolio -
                                                                            Class 1
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           43,087    $           35,096
      Realized gains (losses)                                          223,621               212,459
      Unrealized appreciation (depreciation) during
       the year                                                        (32,290)              (44,891)
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  234,418               202,664
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                             1,116                11,217
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (5,669)                    -
      Transfers for contract benefits and terminations                (147,951)              (91,072)
      Contract maintenance charges                                     (20,812)              (20,610)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (173,316)             (100,465)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                        61,102               102,199
Net assets at beginning of period                                    2,966,419             2,864,220
                                                            ------------------    ------------------
Net assets at end of period                                 $        3,027,521    $        2,966,419
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Anchor Series Trust Natural Resources
                                                                      Portfolio - Class 1
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            6,159  $            2,115
      Realized gains (losses)                                          136,688              48,816
      Unrealized appreciation (depreciation) during
       the year                                                        194,725             134,892
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  337,572             185,823
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                             2,117               2,372
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -             (56,956)
      Transfers for contract benefits and terminations                (136,093)             (9,255)
      Contract maintenance charges                                      (5,957)             (5,556)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (139,933)            (69,395)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       197,639             116,428
Net assets at beginning of period                                      912,560             796,132
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,110,199  $          912,560
                                                            ==================  ==================

                                                            Anchor Series Trust Strategic Multi-Asset
                                                                      Portfolio - Class 1
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (8,093)  $           17,628
      Realized gains (losses)                                          149,844                8,709
      Unrealized appreciation (depreciation) during
       the year                                                        123,496              145,971
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  265,247              172,308
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                             4,870                8,536
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                          -               (1,650)
      Transfers for contract benefits and terminations                 (72,091)            (127,735)
      Contract maintenance charges                                     (17,680)             (18,701)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (84,901)            (139,550)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       180,346               32,758
Net assets at beginning of period                                    1,676,496            1,643,738
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,856,842   $        1,676,496
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            DWS Equity 500 Index Fund VIP - Class A
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          409,741  $          187,734
      Realized gains (losses)                                           97,443              75,481
      Unrealized appreciation (depreciation) during
       the year                                                      1,311,240           4,128,019
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,818,424           4,391,234
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,906,063           6,386,515
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    234,257           1,359,987
      Transfers for contract benefits and terminations              (1,194,620)         (1,633,638)
      Contract maintenance charges                                  (1,385,137)         (1,189,211)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             3,560,563           4,923,653
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     5,378,987           9,314,887
Net assets at beginning of period                                   38,443,495          29,128,608
                                                            ------------------  ------------------
Net assets at end of period                                 $       43,822,482  $       38,443,495
                                                            ==================  ==================

                                                              Federated Fund for U.S. Government
                                                                         Securities II
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        1,453,892  $        1,128,238
      Realized gains (losses)                                          (89,613)             44,660
      Unrealized appreciation (depreciation) during
       the year                                                        615,765               4,034
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,980,044           1,176,932
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,193,955           5,359,380
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    517,149          (1,929,140)
      Transfers for contract benefits and terminations              (2,461,534)         (2,719,558)
      Contract maintenance charges                                  (2,120,273)         (1,911,368)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               129,297          (1,200,686)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,109,341             (23,754)
Net assets at beginning of period                                   35,432,221          35,455,975
                                                            ------------------  ------------------
Net assets at end of period                                 $       37,541,562  $       35,432,221
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Federated High Income Bond Fund II -
                                                                        Primary Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          748,856  $          795,201
      Realized gains (losses)                                          191,348              88,675
      Unrealized appreciation (depreciation) during
       the year                                                       (642,951)            292,392
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  297,253           1,176,268
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           793,579             959,171
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,029,129)          1,159,153
      Transfers for contract benefits and terminations              (1,734,898)           (852,183)
      Contract maintenance charges                                    (565,339)           (607,887)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,535,787)            658,254
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (5,238,534)          1,834,522
Net assets at beginning of period                                   14,777,742          12,943,220
                                                            ------------------  ------------------
Net assets at end of period                                 $        9,539,208  $       14,777,742
                                                            ==================  ==================

                                                            Fidelity VIP Contrafund(R) Portfolio - Service
                                                                             Class
                                                            ---------------------------------------------
                                                                   2007                    2006
                                                              ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          117,221      $          283,170
      Realized gains (losses)                                       19,629,286               6,304,501
      Unrealized appreciation (depreciation) during
       the year                                                     (8,193,805)               (375,622)
                                                            ------------------      ------------------
Net increase (decrease) in net assets from operations               11,552,702               6,212,049
                                                            ------------------      ------------------
Contract transactions:
      Payments received from contract owners                         5,226,377               5,389,919
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  4,294,850               7,331,448
      Transfers for contract benefits and terminations              (4,600,826)             (3,006,727)
      Contract maintenance charges                                  (3,023,338)             (2,618,927)
                                                            ------------------      ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,897,063               7,095,713
                                                            ------------------      ------------------
         Total increase (decrease) in net assets                    13,449,765              13,307,762
Net assets at beginning of period                                   67,672,381              54,364,619
                                                            ------------------      ------------------
Net assets at end of period                                 $       81,122,146      $       67,672,381
                                                            ==================      ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Fidelity VIP Growth Opportunities Portfolio -
                                                                         Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (47,700)    $           (5,930)
      Realized gains (losses)                                           15,853                  6,434
      Unrealized appreciation (depreciation) during
       the year                                                      1,328,585                242,505
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                1,296,738                243,009
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,222,186                912,264
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  1,694,514                823,464
      Transfers for contract benefits and terminations                (380,342)              (273,065)
      Contract maintenance charges                                    (486,902)              (304,252)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,049,456              1,158,411
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     3,346,194              1,401,420
Net assets at beginning of period                                    5,031,976              3,630,556
                                                            ------------------     ------------------
Net assets at end of period                                 $        8,378,170     $        5,031,976
                                                            ==================     ==================

                                                            Fidelity VIP Growth Portfolio - Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (21,796)    $          (72,914)
      Realized gains (losses)                                          358,580                138,606
      Unrealized appreciation (depreciation) during
       the year                                                      3,841,179                907,750
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                4,177,963                973,442
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,807,382              1,885,293
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    290,517               (869,510)
      Transfers for contract benefits and terminations              (1,876,490)              (920,126)
      Contract maintenance charges                                    (986,453)              (945,342)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (765,044)              (849,685)
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     3,412,919                123,757
Net assets at beginning of period                                   17,010,205             16,886,448
                                                            ------------------     ------------------
Net assets at end of period                                 $       20,423,124     $       17,010,205
                                                            ==================     ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Fidelity VIP Investment Grade Bond Portfolio
                                                                       - Service Class
                                                            --------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (2,488)    $                -
      Realized gains (losses)                                              973                      -
      Unrealized appreciation (depreciation) during
       the year                                                         43,217                      -
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                   41,702                      -
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         1,354,104                      -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    949,287                      -
      Transfers for contract benefits and terminations                 (28,794)                     -
      Contract maintenance charges                                     (51,923)                     -
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,222,674                      -
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                     2,264,376                      -
Net assets at beginning of period                                            -                      -
                                                            ------------------     ------------------
Net assets at end of period                                 $        2,264,376     $                -
                                                            ==================     ==================

                                                            Franklin Income Securities Fund - Class 2
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           37,198   $             (236)
      Realized gains (losses)                                            9,106                1,019
      Unrealized appreciation (depreciation) during
       the year                                                        (31,990)              46,039
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   14,314               46,822
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           327,737               55,355
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  1,230,971              809,470
      Transfers for contract benefits and terminations                (170,554)             (49,545)
      Contract maintenance charges                                    (119,762)             (28,813)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,268,392              786,467
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                     1,282,706              833,289
Net assets at beginning of period                                      833,289                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        2,115,995   $          833,289
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Lazard Retirement Small Cap Portfolio -
                                                                        Service Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (16,734) $          (15,646)
      Realized gains (losses)                                          850,576             186,397
      Unrealized appreciation (depreciation) during
       the year                                                     (1,000,370)            127,892
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                 (166,528)            298,643
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           230,903             286,693
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (155,885)            (18,214)
      Transfers for contract benefits and terminations                 (72,812)           (212,360)
      Contract maintenance charges                                     (91,103)           (143,963)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (88,897)            (87,844)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (255,425)            210,799
Net assets at beginning of period                                    2,222,938           2,012,139
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,967,513  $        2,222,938
                                                            ==================  ==================

                                                            Lord Abbett Bond-Debenture Portfolio -
                                                                           Class VC
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          290,034  $          247,784
      Realized gains (losses)                                           35,499              12,220
      Unrealized appreciation (depreciation) during
       the year                                                        (50,055)            119,206
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  275,478             379,210
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           547,076             582,540
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    487,184             225,299
      Transfers for contract benefits and terminations                (495,169)           (324,073)
      Contract maintenance charges                                    (308,048)           (278,502)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               231,043             205,264
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       506,521             584,474
Net assets at beginning of period                                    4,805,782           4,221,308
                                                            ------------------  ------------------
Net assets at end of period                                 $        5,312,303  $        4,805,782
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Lord Abbett Growth and Income Portfolio -
                                                                           Class VC
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          116,179   $          137,836
      Realized gains (losses)                                        1,787,612              842,549
      Unrealized appreciation (depreciation) during
       the year                                                     (1,228,971)           2,457,372
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  674,820            3,437,757
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         2,663,887            2,456,856
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    639,219            1,636,281
      Transfers for contract benefits and terminations              (3,160,475)          (1,264,849)
      Contract maintenance charges                                  (1,497,171)          (1,109,672)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,354,540)           1,718,616
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                      (679,720)           5,156,373
Net assets at beginning of period                                   25,175,203           20,018,830
                                                            ------------------   ------------------
Net assets at end of period                                 $       24,495,483   $       25,175,203
                                                            ==================   ==================

                                                             Lord Abbett Mid-Cap Value Portfolio -
                                                                           Class VC
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (38,743) $          (22,092)
      Realized gains (losses)                                        1,448,426             853,849
      Unrealized appreciation (depreciation) during
       the year                                                     (1,386,890)            301,016
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   22,793           1,132,773
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           963,267           1,002,645
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (386,079)            491,898
      Transfers for contract benefits and terminations                (783,733)           (744,884)
      Contract maintenance charges                                    (494,759)           (555,543)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (701,304)            194,116
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (678,511)          1,326,889
Net assets at beginning of period                                   11,048,633           9,721,744
                                                            ------------------  ------------------
Net assets at end of period                                 $       10,370,122  $       11,048,633
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Mutual Shares Securities Fund - Class 2
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          329,226  $          221,847
      Realized gains (losses)                                        1,728,591           1,245,654
      Unrealized appreciation (depreciation) during
       the year                                                       (962,667)          4,565,742
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,095,150           6,033,243
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,066,925           2,875,837
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  3,217,834           4,176,259
      Transfers for contract benefits and terminations              (3,185,801)         (1,344,758)
      Contract maintenance charges                                  (1,717,837)         (1,454,008)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,381,121           4,253,330
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,476,271          10,286,573
Net assets at beginning of period                                   42,791,159          32,504,586
                                                            ------------------  ------------------
Net assets at end of period                                 $       45,267,430  $       42,791,159
                                                            ==================  ==================

                                                                 Neuberger Berman AMT Fasciano
                                                                      Portfolio - S Class
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $             (100) $              (16)
      Realized gains (losses)                                             (638)                123
      Unrealized appreciation (depreciation) during
       the year                                                           (205)                144
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                     (943)                251
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                             4,218                 588
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      1,740               6,044
      Transfers for contract benefits and terminations                       -              (1,395)
      Contract maintenance charges                                        (911)               (328)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 5,047               4,909
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                         4,104               5,160
Net assets at beginning of period                                        5,160                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $            9,264  $            5,160
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Neuberger Berman AMT Guardian Portfolio -
                                                                            S Class
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (2,384)  $              304
      Realized gains (losses)                                              262                    4
      Unrealized appreciation (depreciation) during
       the year                                                         24,424                7,852
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   22,302                8,160
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           226,971                5,982
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    821,344               96,049
      Transfers for contract benefits and terminations                 (18,314)              (1,335)
      Contract maintenance charges                                     (48,932)              (1,483)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               981,069               99,213
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                     1,003,371              107,373
Net assets at beginning of period                                      107,373                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,110,744   $          107,373
                                                            ==================   ==================

                                                            Oppenheimer Capital Appreciation Fund/VA -
                                                                        Service Shares
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (4,685)   $           (1,204)
      Realized gains (losses)                                            8,938                    88
      Unrealized appreciation (depreciation) during
       the year                                                         62,316                40,955
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                   66,569                39,839
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                            73,087                57,983
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    312,253               358,132
      Transfers for contract benefits and terminations                 (94,871)                 (115)
      Contract maintenance charges                                     (25,137)               (5,050)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               265,332               410,950
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       331,901               450,789
Net assets at beginning of period                                      450,789                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $          782,690    $          450,789
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Oppenheimer Global Securities Fund/VA -
                                                                        Service Shares
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            1,428  $             (959)
      Realized gains (losses)                                           40,965                 499
      Unrealized appreciation (depreciation) during
       the year                                                        (10,841)             35,936
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   31,552              35,476
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           216,077              31,795
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    842,849             412,560
      Transfers for contract benefits and terminations                 (71,446)             (6,984)
      Contract maintenance charges                                     (74,062)             (7,848)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               913,418             429,523
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       944,970             464,999
Net assets at beginning of period                                      464,999                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        1,409,969  $          464,999
                                                            ==================  ==================

                                                            Oppenheimer Main Street Small Cap Fund/VA
                                                                       - Service Shares
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (5,180)  $             (545)
      Realized gains (losses)                                           18,306                   25
      Unrealized appreciation (depreciation) during
       the year                                                        (74,812)              14,882
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  (61,686)              14,362
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           232,369               19,949
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    800,700              249,777
      Transfers for contract benefits and terminations                 (27,290)                (594)
      Contract maintenance charges                                     (51,592)              (4,051)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               954,187              265,081
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       892,501              279,443
Net assets at beginning of period                                      279,443                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,171,944   $          279,443
                                                            ==================   ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                 Phoenix Capital Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (986,646) $       (1,027,048)
      Realized gains (losses)                                         (316,929)         (5,630,460)
      Unrealized appreciation (depreciation) during
       the year                                                     18,764,230          10,077,759
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               17,460,655           3,420,251
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                        19,744,275          21,686,676
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                (14,451,142)          5,743,369
      Transfers for contract benefits and terminations             (17,117,917)        (17,357,094)
      Contract maintenance charges                                 (13,172,000)        (13,710,777)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                           (24,996,784)         (3,637,826)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (7,536,129)           (217,575)
Net assets at beginning of period                                  186,428,207         186,645,782
                                                            ------------------  ------------------
Net assets at end of period                                 $      178,892,078  $      186,428,207
                                                            ==================  ==================

                                                               Phoenix Growth and Income Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           90,308  $          137,300
      Realized gains (losses)                                        1,327,345             188,298
      Unrealized appreciation (depreciation) during
       the year                                                        823,865           4,979,906
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,241,518           5,305,504
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,005,691           3,777,431
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (840,526)          1,640,809
      Transfers for contract benefits and terminations              (2,993,962)         (2,116,669)
      Contract maintenance charges                                  (2,277,812)         (2,039,828)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,106,609)          1,261,743
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       134,909           6,567,247
Net assets at beginning of period                                   38,733,910          32,166,663
                                                            ------------------  ------------------
Net assets at end of period                                 $       38,868,819  $       38,733,910
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                 Phoenix Mid-Cap Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (298,209) $         (170,396)
      Realized gains (losses)                                          389,084            (402,923)
      Unrealized appreciation (depreciation) during
       the year                                                      6,946,029             982,815
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                7,036,904             409,496
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,715,018           2,716,144
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (3,979,234)         19,218,689
      Transfers for contract benefits and terminations              (3,088,263)         (1,801,609)
      Contract maintenance charges                                  (2,398,390)         (1,325,429)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,750,869)         18,807,795
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     1,286,035          19,217,291
Net assets at beginning of period                                   37,703,727          18,486,436
                                                            ------------------  ------------------
Net assets at end of period                                 $       38,989,762  $       37,703,727
                                                            ==================  ==================

                                                                  Phoenix Money Market Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        2,451,408  $        2,195,791
      Realized gains (losses)                                                -                   -
      Unrealized appreciation (depreciation) during
       the year                                                              -                   -
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,451,408           2,195,791
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                        15,076,669          16,419,465
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  6,106,922           5,873,224
      Transfers for contract benefits and terminations             (17,643,345)        (16,775,408)
      Contract maintenance charges                                  (6,024,810)         (6,209,205)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,484,564)           (691,924)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       (33,156)          1,503,867
Net assets at beginning of period                                   60,133,477          58,629,610
                                                            ------------------  ------------------
Net assets at end of period                                 $       60,100,321  $       60,133,477
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Phoenix Multi-Sector Fixed Income Series
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        4,065,498   $        4,324,122
      Realized gains (losses)                                          198,461               50,571
      Unrealized appreciation (depreciation) during
       the year                                                     (1,527,482)             969,384
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                2,736,477            5,344,077
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         5,511,453            5,737,457
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    299,988            9,077,906
      Transfers for contract benefits and terminations              (9,639,757)          (3,957,426)
      Contract maintenance charges                                  (3,891,100)          (3,876,158)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,719,416)           6,981,779
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                    (4,982,939)          12,325,856
Net assets at beginning of period                                   93,566,219           81,240,363
                                                            ------------------   ------------------
Net assets at end of period                                 $       88,583,280   $       93,566,219
                                                            ==================   ==================

                                                            Phoenix Multi-Sector Short Term Bond Series
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          491,898    $          391,534
      Realized gains (losses)                                           12,118                 8,924
      Unrealized appreciation (depreciation) during
       the year                                                       (180,995)               82,367
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  323,021               482,825
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         1,764,116               818,898
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (500,600)              137,036
      Transfers for contract benefits and terminations                (340,089)             (519,405)
      Contract maintenance charges                                    (329,143)             (359,661)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               594,284                76,868
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       917,305               559,693
Net assets at beginning of period                                   10,020,634             9,460,941
                                                            ------------------    ------------------
Net assets at end of period                                 $       10,937,939    $       10,020,634
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Phoenix Strategic Allocation Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $        1,386,418  $        1,356,807
      Realized gains (losses)                                        4,178,789           9,421,815
      Unrealized appreciation (depreciation) during
       the year                                                     (1,820,975)         (2,430,779)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                3,744,232           8,347,843
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,167,216           6,755,534
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,132,285)         (4,322,479)
      Transfers for contract benefits and terminations              (4,840,130)         (7,450,275)
      Contract maintenance charges                                  (4,253,123)         (4,481,583)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,058,322)         (9,498,803)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (2,314,090)         (1,150,960)
Net assets at beginning of period                                   75,168,623          76,319,583
                                                            ------------------  ------------------
Net assets at end of period                                 $       72,854,533  $       75,168,623
                                                            ==================  ==================

                                                             Phoenix-Aberdeen International Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          832,146  $        1,208,176
      Realized gains (losses)                                        6,611,786             684,999
      Unrealized appreciation (depreciation) during
       the year                                                      6,902,064          18,100,026
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               14,345,996          19,993,201
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         8,124,702           6,181,809
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (31,878)         15,588,370
      Transfers for contract benefits and terminations             (10,087,062)         (7,028,001)
      Contract maintenance charges                                  (5,496,937)         (4,407,684)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,491,175)         10,334,494
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     6,854,821          30,327,695
Net assets at beginning of period                                  105,043,552          74,715,857
                                                            ------------------  ------------------
Net assets at end of period                                 $      111,898,373  $      105,043,552
                                                            ==================  ==================



                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                             Phoenix-Alger Small-Cap Growth Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (116,395) $          (45,140)
      Realized gains (losses)                                        3,045,669              34,990
      Unrealized appreciation (depreciation) during
       the year                                                       (713,466)          1,015,007
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                2,215,808           1,004,857
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,427,172             910,018
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (989,749)         10,935,619
      Transfers for contract benefits and terminations              (1,113,655)           (812,365)
      Contract maintenance charges                                    (768,105)           (350,522)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,444,337)         10,682,750
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       771,471          11,687,607
Net assets at beginning of period                                   15,016,222           3,328,615
                                                            ------------------  ------------------
Net assets at end of period                                 $       15,787,693  $       15,016,222
                                                            ==================  ==================

                                                            Phoenix-Duff & Phelps Real Estate Securities
                                                                            Series
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          209,576     $          236,190
      Realized gains (losses)                                        4,628,147              3,913,064
      Unrealized appreciation (depreciation) during
       the year                                                    (11,615,746)             8,418,256
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations               (6,778,023)            12,567,510
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                         3,370,140              3,324,341
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,369,425)               732,150
      Transfers for contract benefits and terminations              (3,648,125)            (4,181,326)
      Contract maintenance charges                                  (1,873,022)            (1,978,486)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,520,432)            (2,103,321)
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                   (13,298,455)            10,464,189
Net assets at beginning of period                                   46,223,746             35,759,557
                                                            ------------------     ------------------
Net assets at end of period                                 $       32,925,291     $       46,223,746
                                                            ==================     ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                   Series: Aggressive Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            8,224  $            7,362
      Realized gains (losses)                                           62,198                 738
      Unrealized appreciation (depreciation) during
       the year                                                         89,370              96,353
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  159,792             104,453
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           514,412             144,614
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    996,604             956,554
      Transfers for contract benefits and terminations                 (76,754)             (1,015)
      Contract maintenance charges                                    (147,582)            (38,743)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,286,680           1,061,410
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     1,446,472           1,165,863
Net assets at beginning of period                                    1,165,863                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        2,612,335  $        1,165,863
                                                            ==================  ==================

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                        Series: Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           74,887  $           36,947
      Realized gains (losses)                                           72,960               2,108
      Unrealized appreciation (depreciation) during
       the year                                                        325,296             221,019
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  473,143             260,074
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           802,752             379,561
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  3,962,707           3,303,756
      Transfers for contract benefits and terminations                (172,385)            (51,910)
      Contract maintenance charges                                    (429,456)            (97,532)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             4,163,618           3,533,875
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     4,636,761           3,793,949
Net assets at beginning of period                                    3,793,949                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        8,430,710  $        3,793,949
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                       Series: Moderate
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,582  $            4,941
      Realized gains (losses)                                            2,053                  51
      Unrealized appreciation (depreciation) during
       the year                                                          9,657              (1,657)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                   17,292               3,335
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            42,290              29,919
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     71,109             334,100
      Transfers for contract benefits and terminations                 (79,713)                  -
      Contract maintenance charges                                     (39,444)             (8,072)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (5,758)            355,947
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                        11,534             359,282
Net assets at beginning of period                                      359,282                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $          370,816  $          359,282
                                                            ==================  ==================

                                                             Phoenix-S&P Dynamic Asset Allocation
                                                                    Series: Moderate Growth
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           36,616  $            9,275
      Realized gains (losses)                                           41,234               2,026
      Unrealized appreciation (depreciation) during
       the year                                                         44,603              46,692
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  122,453              57,993
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           357,703             169,923
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,133,161             840,736
      Transfers for contract benefits and terminations                 (63,856)            (85,425)
      Contract maintenance charges                                    (157,628)            (20,820)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,269,380             904,414
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,391,833             962,407
Net assets at beginning of period                                      962,407                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        3,354,240  $          962,407
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Phoenix-Sanford Bernstein Mid-Cap Value
                                                                            Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (248,518) $         (115,803)
      Realized gains (losses)                                        4,818,493           4,776,155
      Unrealized appreciation (depreciation) during
       the year                                                     (3,854,265)            182,043
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  715,710           4,842,395
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         2,996,012           3,178,393
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    119,433             744,259
      Transfers for contract benefits and terminations              (3,032,259)         (2,694,438)
      Contract maintenance charges                                  (1,966,512)         (1,822,481)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,883,326)           (594,267)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (1,167,616)          4,248,128
Net assets at beginning of period                                   38,669,699          34,421,571
                                                            ------------------  ------------------
Net assets at end of period                                 $       37,502,083  $       38,669,699
                                                            ==================  ==================

                                                            Phoenix-Sanford Bernstein Small-Cap Value
                                                                            Series
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (177,912)  $         (116,134)
      Realized gains (losses)                                        3,002,931            3,533,048
      Unrealized appreciation (depreciation) during
       the year                                                     (3,291,253)             (68,174)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                 (466,234)           3,348,740
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                         1,795,151            2,108,607
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    116,114               33,652
      Transfers for contract benefits and terminations              (3,269,705)          (1,448,103)
      Contract maintenance charges                                  (1,188,402)          (1,087,285)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (2,546,842)            (393,129)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                    (3,013,076)           2,955,611
Net assets at beginning of period                                   24,109,139           21,153,528
                                                            ------------------   ------------------
Net assets at end of period                                 $       21,096,063   $       24,109,139
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Phoenix-Van Kampen Comstock Series
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          326,056  $          387,142
      Realized gains (losses)                                        1,976,897           7,280,747
      Unrealized appreciation (depreciation) during
       the year                                                     (3,209,319)           (453,119)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                 (906,366)          7,214,770
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         3,409,152           4,176,284
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (3,798,473)         (2,740,870)
      Transfers for contract benefits and terminations              (3,542,853)         (3,251,789)
      Contract maintenance charges                                  (1,857,462)         (1,912,624)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (5,789,636)         (3,728,999)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (6,696,002)          3,485,771
Net assets at beginning of period                                   41,459,860          37,974,089
                                                            ------------------  ------------------
Net assets at end of period                                 $       34,763,858  $       41,459,860
                                                            ==================  ==================

                                                            Phoenix-Van Kampen Equity 500 Index Series
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          283,945    $          247,802
      Realized gains (losses)                                          517,594               (93,181)
      Unrealized appreciation (depreciation) during
       the year                                                      1,407,763             5,304,657
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                2,209,302             5,459,278
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         3,926,453             3,788,444
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,285,078)           12,166,696
      Transfers for contract benefits and terminations              (5,614,832)           (2,519,801)
      Contract maintenance charges                                  (2,887,583)           (2,178,589)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (6,861,040)           11,256,750
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                    (4,651,738)           16,716,028
Net assets at beginning of period                                   55,894,134            39,178,106
                                                            ------------------    ------------------
Net assets at end of period                                 $       51,242,396    $       55,894,134
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            PIMCO VIT CommodityRealReturn Strategy
                                                                   Portfolio - Advisor Class
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           60,986  $            8,826
      Realized gains (losses)                                            2,103                 261
      Unrealized appreciation (depreciation) during
       the year                                                        245,920             (21,838)
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  309,009             (12,751)
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           213,672              21,688
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,041,478             338,417
      Transfers for contract benefits and terminations                 (98,980)                (21)
      Contract maintenance charges                                     (66,924)             (3,097)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             2,089,246             356,987
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,398,255             344,236
Net assets at beginning of period                                      344,236                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $        2,742,491  $          344,236
                                                            ==================  ==================

                                                            PIMCO VIT Real Return Portfolio - Advisor
                                                                             Class
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           12,240   $            2,032
      Realized gains (losses)                                           (4,328)               4,553
      Unrealized appreciation (depreciation) during
       the year                                                         37,424               (6,747)
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   45,336                 (162)
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           587,981                  271
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    185,552              168,377
      Transfers for contract benefits and terminations                 (24,908)                   -
      Contract maintenance charges                                     (12,517)              (2,352)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               736,108              166,296
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       781,444              166,134
Net assets at beginning of period                                      166,134                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $          947,578   $          166,134
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            PIMCO VIT Total Return Portfolio - Advisor
                                                                             Class
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           42,917    $            6,869
      Realized gains (losses)                                            3,235                 3,045
      Unrealized appreciation (depreciation) during
       the year                                                         49,462                   168
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                   95,614                10,082
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                           114,471                26,962
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    759,107               555,883
      Transfers for contract benefits and terminations                (120,652)                 (561)
      Contract maintenance charges                                     (52,572)              (10,066)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               700,354               572,218
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       795,968               582,300
Net assets at beginning of period                                      582,300                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $        1,378,268    $          582,300
                                                            ==================    ==================

                                                            Rydex Variable Trust Inverse Government
                                                                    Long Bond Strategy Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           10,679  $           10,296
      Realized gains (losses)                                           (3,792)            (17,672)
      Unrealized appreciation (depreciation) during
       the year                                                        (19,571)             32,924
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                  (12,684)             25,548
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            22,731              21,042
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    (43,211)           (217,074)
      Transfers for contract benefits and terminations                  (5,971)            (22,368)
      Contract maintenance charges                                     (13,088)            (17,874)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (39,539)           (236,274)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       (52,223)           (210,726)
Net assets at beginning of period                                      302,479             513,205
                                                            ------------------  ------------------
Net assets at end of period                                 $          250,256  $          302,479
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                Rydex Variable Trust Nova Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            1,692  $            2,024
      Realized gains (losses)                                           59,669              15,773
      Unrealized appreciation (depreciation) during
       the year                                                        (55,459)             64,920
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                    5,902              82,717
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            34,072              45,089
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (146,227)           (150,503)
      Transfers for contract benefits and terminations                 (26,729)            (17,339)
      Contract maintenance charges                                     (25,594)            (34,595)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (164,478)           (157,348)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                      (158,576)            (74,631)
Net assets at beginning of period                                      499,967             574,598
                                                            ------------------  ------------------
Net assets at end of period                                 $          341,391  $          499,967
                                                            ==================  ==================

                                                            Rydex Variable Trust Sector Rotation Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (13,598)  $          (13,665)
      Realized gains (losses)                                          151,099              185,229
      Unrealized appreciation (depreciation) during
       the year                                                        200,126               11,887
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                  337,627              183,451
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                           150,720              204,901
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (122,824)          (1,035,430)
      Transfers for contract benefits and terminations                (107,892)            (128,448)
      Contract maintenance charges                                     (92,303)            (105,607)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                              (172,299)          (1,064,584)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       165,328             (881,133)
Net assets at beginning of period                                    1,667,775            2,548,908
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,833,103   $        1,667,775
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Balanced Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              368   $                -
      Realized gains (losses)                                              952                    -
      Unrealized appreciation (depreciation) during
       the year                                                         (1,507)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                     (187)                   -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                                 -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     17,143                    -
      Transfers for contract benefits and terminations                       -                    -
      Contract maintenance charges                                         (94)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                17,049                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        16,862                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $           16,862   $                -
                                                            ==================   ==================

                                                             Sentinel Variable Products Bond Fund
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            8,038  $                -
      Realized gains (losses)                                               81                   -
      Unrealized appreciation (depreciation) during
       the year                                                         (4,028)                  -
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                    4,091                   -
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                            15,668                   -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    204,416                   -
      Transfers for contract benefits and terminations                     (67)                  -
      Contract maintenance charges                                      (3,918)                  -
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               216,099                   -
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                       220,190                   -
Net assets at beginning of period                                            -                   -
                                                            ------------------  ------------------
Net assets at end of period                                 $          220,190  $                -
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Common Stock
                                                                             Fund
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,650   $                -
      Realized gains (losses)                                           10,597                    -
      Unrealized appreciation (depreciation) during
       the year                                                        (13,687)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                    2,560                    -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            55,103                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    542,660                    -
      Transfers for contract benefits and terminations                    (296)                   -
      Contract maintenance charges                                      (5,500)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               591,967                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                       594,527                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $          594,527   $                -
                                                            ==================   ==================

                                                            Sentinel Variable Products Mid Cap Growth
                                                                             Fund
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $             (227)   $                -
      Realized gains (losses)                                              132                     -
      Unrealized appreciation (depreciation) during
       the year                                                          1,451                     -
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                    1,356                     -
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                             5,391                     -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    235,312                     -
      Transfers for contract benefits and terminations                  (2,528)                    -
      Contract maintenance charges                                        (452)                    -
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               237,723                     -
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       239,079                     -
Net assets at beginning of period                                            -                     -
                                                            ------------------    ------------------
Net assets at end of period                                 $          239,079    $                -
                                                            ==================    ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Sentinel Variable Products Small Company
                                                                             Fund
                                                            ----------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $              449   $                -
      Realized gains (losses)                                            8,795                    -
      Unrealized appreciation (depreciation) during
       the year                                                         (9,817)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                     (573)                   -
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                             9,331                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     87,065                    -
      Transfers for contract benefits and terminations                     (40)                   -
      Contract maintenance charges                                        (970)                   -
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                95,386                    -
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        94,813                    -
Net assets at beginning of period                                            -                    -
                                                            ------------------   ------------------
Net assets at end of period                                 $           94,813   $                -
                                                            ==================   ==================

                                                            Templeton Developing Markets Securities
                                                                        Fund - Class 2
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          109,580  $            8,502
      Realized gains (losses)                                          415,238              33,404
      Unrealized appreciation (depreciation) during
       the year                                                      1,118,369             754,921
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,643,187             796,827
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                           681,687             196,513
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  4,628,615           1,850,722
      Transfers for contract benefits and terminations                (368,835)           (248,131)
      Contract maintenance charges                                    (376,057)           (161,829)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             4,565,410           1,637,275
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     6,208,597           2,434,102
Net assets at beginning of period                                    4,576,004           2,141,902
                                                            ------------------  ------------------
Net assets at end of period                                 $       10,784,601  $        4,576,004
                                                            ==================  ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Templeton Foreign Securities Fund - Class 2
                                                            ------------------------------------------
                                                                   2007                  2006
                                                             ------------------    ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          323,594    $          122,508
      Realized gains (losses)                                        1,509,862               152,283
      Unrealized appreciation (depreciation) during
       the year                                                      1,760,369             4,160,356
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                3,593,825             4,435,147
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         2,087,866             2,283,285
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                   (415,198)              603,203
      Transfers for contract benefits and terminations              (2,440,015)           (1,420,969)
      Contract maintenance charges                                  (1,216,731)           (1,048,512)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (1,984,078)              417,007
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                     1,609,747             4,852,154
Net assets at beginning of period                                   25,791,077            20,938,923
                                                            ------------------    ------------------
Net assets at end of period                                 $       27,400,824    $       25,791,077
                                                            ==================    ==================

                                                            Templeton Global Asset Allocation Fund -
                                                                            Class 2
                                                            --------------------------------------
                                                                   2007                 2006
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          192,533   $           65,041
      Realized gains (losses)                                          267,572               69,833
      Unrealized appreciation (depreciation) during
       the year                                                       (360,171)              55,803
                                                            ------------------   ------------------
Net increase (decrease) in net assets from operations                   99,934              190,677
                                                            ------------------   ------------------
Contract transactions:
      Payments received from contract owners                            47,330               50,567
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (1,302)             (15,347)
      Transfers for contract benefits and terminations                 (44,706)             (24,029)
      Contract maintenance charges                                     (73,290)             (67,416)
                                                            ------------------   ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               (71,968)             (56,225)
                                                            ------------------   ------------------
         Total increase (decrease) in net assets                        27,966              134,452
Net assets at beginning of period                                    1,115,004              980,552
                                                            ------------------   ------------------
Net assets at end of period                                 $        1,142,970   $        1,115,004
                                                            ==================   ==================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)


                                                            Templeton Growth Securities Fund - Class 2
                                                            -----------------------------------------
                                                                   2007                  2006
                                                             ------------------   ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          142,234    $          122,889
      Realized gains (losses)                                        1,018,408             1,027,339
      Unrealized appreciation (depreciation) during
       the year                                                       (773,143)            2,905,651
                                                            ------------------    ------------------
Net increase (decrease) in net assets from operations                  387,499             4,055,879
                                                            ------------------    ------------------
Contract transactions:
      Payments received from contract owners                         1,897,911             1,922,175
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    949,933                18,348
      Transfers for contract benefits and terminations              (1,405,495)           (1,604,258)
      Contract maintenance charges                                  (1,162,432)             (993,545)
                                                            ------------------    ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               279,917              (657,280)
                                                            ------------------    ------------------
         Total increase (decrease) in net assets                       667,416             3,398,599
Net assets at beginning of period                                   23,091,136            19,692,537
                                                            ------------------    ------------------
Net assets at end of period                                 $       23,758,552    $       23,091,136
                                                            ==================    ==================

                                                            Van Kampen UIF Equity and Income Portfolio -
                                                                           Class II
                                                            -------------------------------------------
                                                                   2007                   2006
                                                             ------------------     ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $            5,165     $               55
      Realized gains (losses)                                           10,701                    862
      Unrealized appreciation (depreciation) during
       the year                                                         (7,725)                12,634
                                                            ------------------     ------------------
Net increase (decrease) in net assets from operations                    8,141                 13,551
                                                            ------------------     ------------------
Contract transactions:
      Payments received from contract owners                            50,737                 21,522
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                    245,708                210,924
      Transfers for contract benefits and terminations                 (12,554)                  (898)
      Contract maintenance charges                                     (20,950)                (3,397)
                                                            ------------------     ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                               262,941                228,151
                                                            ------------------     ------------------
         Total increase (decrease) in net assets                       271,082                241,702
Net assets at beginning of period                                      241,702                      -
                                                            ------------------     ------------------
Net assets at end of period                                 $          512,784     $          241,702
                                                            ==================     ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                  Wanger International Select
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           (9,383) $          (58,466)
      Realized gains (losses)                                        1,864,039             161,504
      Unrealized appreciation (depreciation) during
       the year                                                      1,305,447           3,717,461
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                3,160,103           3,820,499
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,189,120           1,144,714
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,180,403             597,748
      Transfers for contract benefits and terminations              (1,029,266)           (872,084)
      Contract maintenance charges                                    (829,987)           (701,645)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,510,270             168,733
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     4,670,373           3,989,232
Net assets at beginning of period                                   14,342,614          10,353,382
                                                            ------------------  ------------------
Net assets at end of period                                 $       19,012,987  $       14,342,614
                                                            ==================  ==================

                                                                Wanger International Small Cap
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $           78,702  $         (128,529)
      Realized gains (losses)                                        7,151,592           1,780,194
      Unrealized appreciation (depreciation) during
       the year                                                      3,073,963          17,095,069
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations               10,304,257          18,746,734
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         4,346,604           4,714,389
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (2,224,399)         (1,404,621)
      Transfers for contract benefits and terminations              (6,144,398)         (5,057,607)
      Contract maintenance charges                                  (3,463,204)         (3,207,507)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                            (7,485,397)         (4,955,346)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     2,818,860          13,791,388
Net assets at beginning of period                                   68,022,181          54,230,793
                                                            ------------------  ------------------
Net assets at end of period                                 $       70,841,041  $       68,022,181
                                                            ==================  ==================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                         Wanger Select
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (135,539) $          (46,583)
      Realized gains (losses)                                          385,916             459,995
      Unrealized appreciation (depreciation) during
       the year                                                      1,058,319           2,110,627
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                1,308,696           2,524,039
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         1,408,566           1,308,379
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                  2,397,089           1,138,698
      Transfers for contract benefits and terminations              (1,125,356)           (866,567)
      Contract maintenance charges                                    (740,792)           (657,871)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                             1,939,507             922,639
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                     3,248,203           3,446,678
Net assets at beginning of period                                   16,533,158          13,086,480
                                                            ------------------  ------------------
Net assets at end of period                                 $       19,781,361  $       16,533,158
                                                            ==================  ==================

                                                                 Wanger U.S. Smaller Companies
                                                            --------------------------------------
                                                                   2007                2006
                                                            ------------------  ------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $         (645,032) $         (463,251)
      Realized gains (losses)                                        8,198,524           5,210,762
      Unrealized appreciation (depreciation) during
       the year                                                     (3,531,997)          1,237,629
                                                            ------------------  ------------------
Net increase (decrease) in net assets from operations                4,021,495           5,985,140
                                                            ------------------  ------------------
Contract transactions:
      Payments received from contract owners                         5,877,699           7,232,259
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                 (4,155,031)         (4,915,802)
      Transfers for contract benefits and terminations              (9,359,113)         (7,718,347)
      Contract maintenance charges                                  (4,250,303)         (4,539,981)
                                                            ------------------  ------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                           (11,886,748)         (9,941,871)
                                                            ------------------  ------------------
         Total increase (decrease) in net assets                    (7,865,253)         (3,956,731)
Net assets at beginning of period                                   85,779,337          89,736,068
                                                            ------------------  ------------------
Net assets at end of period                                 $       77,914,084  $       85,779,337
                                                            ==================  ==================

                       See Notes to Financial Statements

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The Phoenix Life Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Separate Account currently consists of 68 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I
------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O
------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1
------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
------------------------------------------------------------------------------------------
Lazard Retirement Small Cap portfolio - Service Shares
------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Products Trust)
------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - Class S
------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix Money Market Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 1--Organization (Continued)

Phoenix-Sanford Bernstein Mid-Cap Value Series
----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
----------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
----------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series
----------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
----------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class
----------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class
----------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------
Sentinel Variable Products Balanced Fund
----------------------------------------------------------------
Sentinel Variable Products Bond Fund
----------------------------------------------------------------
Sentinel Variable Products Common Stock Fund
----------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
----------------------------------------------------------------
Sentinel Variable Products Small Company Fund
----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
----------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
----------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
----------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------
Wanger Select
----------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life Insurance Company's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Phoenix Life Insurance Company may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 2--Significant Accounting Policies (Continued)
F. Fair Value Measurements: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Investment Option                                                        Purchases        Sales
-----------------                                                      --------------     -----
   AIM V.I. Capital Appreciation Fund - Class I                        $    1,853,495 $    1,922,119
   AIM V.I. Core Equity Fund - Class I                                        585,944      1,550,028
   AIM V.I. Mid Cap Core Equity Fund - Class I                                569,945      1,268,343
   Alger American Leveraged AllCap Portfolio - Class O                      1,035,444      3,339,746
   Anchor Series Trust Capital Appreciation Portfolio - Class 1               424,157        747,171
   Anchor Series Trust Government & Quality Bond Portfolio - Class 1           15,345         52,563
   Anchor Series Trust Growth and Income Portfolio - Class 1                   74,843         79,531
   Anchor Series Trust Growth Portfolio - Class 1                             368,447        458,567
   Anchor Series Trust Money Market Portfolio - Class 1                       515,537        464,004
   Anchor Series Trust Multi-Asset Portfolio - Class 1                        278,865        188,304
   Anchor Series Trust Natural Resources Portfolio - Class 1                   60,923        146,797
   Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1              149,779         97,864
   DWS Equity 500 Index Fund VIP - Class A                                  8,625,508      4,655,205
   Federated Fund for U.S. Government Securities II                        10,863,982      9,280,792
   Federated High Income Bond Fund II - Primary Shares                      5,141,771      9,928,702
   Fidelity VIP Contrafund(R) Portfolio - Service Class                    32,921,702     11,404,399
   Fidelity VIP Growth Opportunities Portfolio - Service Class              3,453,955      1,452,200
   Fidelity VIP Growth Portfolio - Service Class                            4,305,591      5,075,302
   Fidelity VIP Investment Grade Bond Portfolio - Service Class             2,425,194        205,009
   Franklin Income Securities Fund - Class 2                                1,771,938        457,378
   Lazard Retirement Small Cap Portfolio - Service Shares                   1,077,744        339,792
   Lord Abbett Bond-Debenture Portfolio - Class VC                          2,106,143      1,567,480
   Lord Abbett Growth and Income Portfolio - Class VC                       7,010,750      6,571,126
   Lord Abbett Mid-Cap Value Portfolio - Class VC                           3,087,058      2,437,649
   Mutual Shares Securities Fund - Class 2                                 11,135,643      7,848,111
   Neuberger Berman AMT Fasciano Portfolio - S Class                           28,346         23,332
   Neuberger Berman AMT Guardian Portfolio - S Class                        1,066,853         88,167
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                  391,036        130,390
   Oppenheimer Global Securities Fund/VA - Service Shares                   1,194,986        240,942
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares               1,091,255        123,151
   Phoenix Capital Growth Series                                           20,676,071     46,659,502
   Phoenix Growth and Income Series                                         6,541,919      7,576,919
   Phoenix Mid-Cap Growth Series                                            5,931,397     11,980,473
   Phoenix Money Market Series                                             44,996,221     45,029,377
   Phoenix Multi-Sector Fixed Income Series                                13,272,968     16,926,887
   Phoenix Multi-Sector Short Term Bond Series                              3,452,841      2,366,659
   Phoenix Strategic Allocation Series                                     11,583,801     12,187,708
   Phoenix-Aberdeen International Series                                   20,487,236     21,597,529
   Phoenix-Alger Small-Cap Growth Series                                    5,519,775      4,124,971
   Phoenix-Duff & Phelps Real Estate Securities Series                      9,389,239     12,411,571
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth           3,809,020      2,491,944
   Phoenix-S&P Dynamic Asset Allocation Series: Growth                      5,275,184        982,929
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate                      385,346        380,592
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth             2,739,620        395,456
   Phoenix-Sanford Bernstein Mid-Cap Value Series                          12,069,277      9,507,704
   Phoenix-Sanford Bernstein Small-Cap Value Series                         7,003,965      6,779,073
   Phoenix-Van Kampen Comstock Series                                       8,759,833     12,315,760
   Phoenix-Van Kampen Equity 500 Index Series                               6,651,697     13,228,792
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class         2,527,904        377,673
   PIMCO VIT Real Return Portfolio - Advisor Class                          1,030,494        280,220
   PIMCO VIT Total Return Portfolio - Advisor Class                         1,097,904        354,632

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments (Continued)

Investment Option                                                       Purchases         Sales
-----------------                                                       ---------         -----
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund   $        38,384 $        67,243
   Rydex Variable Trust Nova Fund                                             38,906         201,692
   Rydex Variable Trust Sector Rotation Fund                                 317,843         368,113
   Sentinel Variable Products Balanced Fund                                   18,480             111
   Sentinel Variable Products Bond Fund                                      254,356          30,218
   Sentinel Variable Products Common Stock Fund                              624,162          15,940
   Sentinel Variable Products Mid Cap Growth Fund                            250,032          12,536
   Sentinel Variable Products Small Company Fund                             105,738           1,112
   Templeton Developing Markets Securities Fund - Class 2                  7,966,598       2,698,733
   Templeton Foreign Securities Fund - Class 2                             5,483,180       5,955,498
   Templeton Global Asset Allocation Fund - Class 2                          513,465         128,487
   Templeton Growth Securities Fund - Class 2                              5,324,803       3,877,369
   Van Kampen UIF Equity and Income Portfolio - Class II                     374,730          96,185
   Wanger International Select                                             6,686,589       3,344,083
   Wanger International Small Cap                                         14,700,084      16,416,998
   Wanger Select                                                           7,178,520       5,024,924
   Wanger U.S. Smaller Companies                                          11,509,332      19,564,980
                                                                     --------------- ---------------
                                                                     $   358,219,093 $   357,904,757
                                                                     --------------- ---------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                  -------------------------------------
                                                                  For period ended December 31, 2007
                                                                    Units       Units     Net Increase
Investment Option                                                   Issued     Redeemed    (Decrease)
                                                                  -------------------------------------
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                       1,683,753  (1,692,469)      (8,716)
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                  466,527  (1,336,097)    (869,570)
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                          381,071    (962,635)    (581,564)
-------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                1,071,551  (3,409,452)  (2,337,901)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1             501      (6,051)      (5,550)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1         14      (1,104)      (1,090)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1                922      (1,714)        (792)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                           869      (3,969)      (3,100)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                  19,847     (18,999)         848
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                       25      (3,793)      (3,768)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1                 20      (1,334)      (1,314)
-------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1             96      (1,764)      (1,668)
-------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            5,462,708  (3,083,822)   2,378,886
-------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   6,523,057  (6,430,340)      92,717
-------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                3,097,695  (7,158,218)  (4,060,523)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class               8,596,188  (7,139,562)   1,456,626
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        3,485,475  (1,373,823)   2,111,652
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      4,817,779  (5,880,004)  (1,062,225)
-------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class       2,376,713    (194,759)   2,181,954
-------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                          1,480,302    (385,427)   1,094,875
-------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares               185,992    (254,041)     (68,049)
-------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                    1,533,305  (1,320,060)     213,245
-------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 3,996,445  (5,076,457)  (1,080,012)
-------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                     1,290,543  (1,837,208)    (546,665)
-------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            4,372,851  (3,736,264)     636,587
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                     26,899     (22,626)       4,273
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                    958,594     (73,827)     884,767
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares            349,687    (112,318)     237,369
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares             1,024,341    (205,354)     818,987
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares         1,030,625    (114,203)     916,422
-------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      5,130,407 (11,569,841)  (6,439,434)
-------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   3,401,514  (4,727,558)  (1,326,044)
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                      3,906,645  (7,893,858)  (3,987,213)
-------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                       24,055,129 (25,580,837)  (1,525,708)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           2,788,382  (4,576,687)  (1,788,305)
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        2,506,812  (1,993,019)     513,793
-------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                1,235,322  (2,550,947)  (1,315,625)
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              3,825,522  (5,843,636)  (2,018,114)
-------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              1,103,274  (1,729,486)    (626,212)
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,121,470  (2,378,269)  (1,256,799)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth     3,121,263  (1,994,739)   1,126,524
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                4,488,566    (806,963)   3,681,603
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                342,209    (354,850)     (12,641)
-------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth       2,324,390    (330,096)   1,994,294
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,304,687  (4,089,589)    (784,902)
-------------------------------------------------------------------------------------------------------

                                                                  ------------------------------------
                                                                  For period ended December 31, 2006
                                                                    Units       Units     Net Increase
Investment Option                                                   Issued     Redeemed    (Decrease)
                                                                  ------------------------------------
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I                       2,304,623  (1,848,441)     456,182
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                                6,173,262  (1,936,297)   4,236,965
------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                          693,109  (1,069,969)    (376,860)
------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O                2,808,285  (4,773,557)  (1,965,272)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Capital Appreciation Portfolio - Class 1             922      (4,669)      (3,747)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Government & Quality Bond Portfolio - Class 1         44        (220)        (176)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth and Income Portfolio - Class 1                322        (231)          91
------------------------------------------------------------------------------------------------------
Anchor Series Trust Growth Portfolio - Class 1                         1,103      (4,002)      (2,899)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Money Market Portfolio - Class 1                  14,758      (7,747)       7,011
------------------------------------------------------------------------------------------------------
Anchor Series Trust Multi-Asset Portfolio - Class 1                      313      (2,770)      (2,457)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Natural Resources Portfolio - Class 1              1,274      (2,146)        (872)
------------------------------------------------------------------------------------------------------
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1            195      (3,272)      (3,077)
------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            7,264,556  (3,713,926)   3,550,630
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                   6,207,510  (7,372,010)  (1,164,500)
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                4,288,405  (3,892,961)     395,444
------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class              13,969,596  (8,349,449)   5,620,147
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class        2,461,110  (1,063,499)   1,397,611
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class                      4,418,590  (5,545,921)  (1,127,331)
------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class               -           -            -
------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                            862,104    (114,405)     747,699
------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio - Service Shares               389,223    (464,537)     (75,314)
------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC                    1,113,678    (915,528)     198,150
------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC                 5,194,723  (3,670,494)   1,524,229
------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC                     2,493,376  (2,311,881)     181,495
------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            5,296,581  (2,986,494)   2,310,087
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio - S Class                      7,253      (1,916)       5,337
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - S Class                    104,159      (2,870)     101,289
------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares            448,877      (6,686)     442,191
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares               470,511     (34,642)     435,869
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares           294,142     (15,112)     279,030
------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     12,919,552 (13,186,697)    (267,145)
------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   6,010,023  (5,024,954)     985,069
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                     19,903,923  (6,262,787)  13,641,136
------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                       27,645,070 (28,403,393)    (758,323)
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           5,700,896  (4,184,368)   1,516,528
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                        1,840,974  (1,766,226)      74,748
------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                1,772,080  (4,155,383)  (2,383,303)
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                              9,220,372  (5,561,115)   3,659,257
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              6,859,693  (1,619,428)   5,240,265
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,955,521  (2,377,418)    (421,897)
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth     1,119,786     (77,056)   1,042,730
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                3,652,143    (187,084)   3,465,059
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                350,379      (7,967)     342,412
------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         995,981    (105,040)     890,941
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,470,795  (3,756,734)    (285,939)
------------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding (Continued)

                                                                 -----------------------------------
                                                                 For period ended December 31, 2007
                                                                  Units      Units     Net Increase
Investment Option                                                 Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                 1,661,399 (2,668,945)  (1,007,546)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                               3,398,261 (6,527,786)  (3,129,525)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       3,795,406 (8,395,065)  (4,599,659)
----------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class 2,346,556   (356,246)   1,990,310
----------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                    942,915   (257,694)     685,221
----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                   992,987   (323,137)     669,850
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund     27,328    (68,638)     (41,310)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      19,316   (113,817)     (94,501)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                          106,138   (208,825)    (102,687)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                            16,653        (93)      16,560
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                               245,389    (29,847)     215,542
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                       595,511    (15,113)     580,398
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                     232,814    (11,270)     221,544
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                       95,182     (1,004)      94,178
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2           2,126,932   (819,416)   1,307,516
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                      2,178,859 (3,340,750)  (1,161,891)
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                    23,377    (58,530)     (35,153)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                       1,901,847 (1,730,271)     171,576
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II              322,091    (83,040)     239,051
----------------------------------------------------------------------------------------------------
Wanger International Select                                      1,613,826 (1,023,027)     590,799
----------------------------------------------------------------------------------------------------
Wanger International Small Cap                                   2,110,956 (3,821,924)  (1,710,968)
----------------------------------------------------------------------------------------------------
Wanger Select                                                    2,399,246 (1,797,657)     601,589
----------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                    2,398,506 (6,239,059)  (3,840,553)
----------------------------------------------------------------------------------------------------

                                                                 -----------------------------------
                                                                 For period ended December 31, 2006
                                                                   Units      Units     Net Increase
Investment Option                                                  Issued    Redeemed    (Decrease)
                                                                 -----------------------------------
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  2,008,645 (2,176,372)    (167,727)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                3,821,716 (6,243,543)  (2,421,827)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                       14,641,134 (6,776,475)   7,864,659
----------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class    428,338    (67,825)     360,513
----------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Advisor Class                     197,489    (34,650)     162,839
----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Advisor Class                    572,177    (10,325)     561,852
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund      75,915   (339,878)    (263,963)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       41,360   (147,841)    (106,481)
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           657,961 (1,383,734)    (725,773)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Balanced Fund                                  -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                      -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                              -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund                            -          -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Small Company Fund                             -          -            -
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2              839,271   (211,884)     627,387
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                       3,244,411 (2,924,907)     319,504
----------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2                     29,061    (61,931)     (32,870)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                        2,279,623 (2,638,124)    (358,501)
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II               233,868     (9,563)     224,305
----------------------------------------------------------------------------------------------------
Wanger International Select                                       2,528,280 (2,360,057)     168,223
----------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    4,141,982 (5,560,021)  (1,418,039)
----------------------------------------------------------------------------------------------------
Wanger Select                                                     1,771,707 (1,366,734)     404,973
----------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                     3,406,296 (6,973,798)  (3,567,502)
----------------------------------------------------------------------------------------------------

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                             At December 31,                       For the periods ended December 31,
                     -------------------------------------     ------------------------------------------------
                                    Unit             Net       Investment    Expense                 Total
                      Units        Value           Assets        Income     Ratio /2/             Return /3/
                     (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                     -------- -------------------  --------    ---------- -------------------  -----------------

AIM V.I. Capital Appreciation Fund - Class I
   2007               7,902     1.12  to     1.26   9,061            -        -   to    0.80%   11.11%  to  12.01%
   2006               7,911     1.01  to     1.13   8,134        0.06%        -   to    0.80%    4.89%  to   6.55%
   2005               7,454     0.95  to     1.06   7,262        0.07%        -   to    0.80%    7.97%  to   8.83%
   2004               5,816     0.88  to     0.97   5,234            -    0.40%   to    0.80%    5.77%  to   6.71%
   2003               3,853     0.84  to     0.91   3,274            -    0.40%   to    0.80%   28.48%  to  29.52%
AIM V.I. Core Equity Fund - Class I
   2007               3,367     1.17  to     1.18   3,950        1.04%        -   to    0.80%  (0.22%)  to   8.12%
   2006/11/           4,237     1.09  to     1.10   4,623        0.83%        -   to    0.80%    8.57%  to   9.16%
   2005                   -        -  to        -       -            -        -   to        -        -  to       -
   2004                   -        -  to        -       -            -        -   to        -        -  to       -
   2003                   -        -  to        -       -            -        -   to        -        -  to       -
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007               3,768     1.30  to     1.33   4,916        0.21%        -   to    0.80%    8.67%  to   9.55%
   2006               4,349     1.20  to     1.22   5,219        0.95%        -   to    0.80%   10.35%  to  11.24%
   2005               4,726     1.09  to     1.10   5,136        0.51%        -   to    0.80%    6.76%  to   7.62%
   2004/7/            4,439     1.02  to     1.02   4,515        1.95%    0.40%   to    0.80%    1.92%  to   1.98%
   2003                   -        -  to        -       -            -        -   to        -        -  to       -
Alger American Leveraged AllCap Portfolio - Class O
   2007              13,760     1.04  to     1.52  15,227            -        -   to    0.80%   32.46%  to  33.53%
   2006              16,097     0.78  to     1.14  13,373            -        -   to    0.80%   10.38%  to  19.26%
   2005              18,063     0.66  to     0.96  12,856            -        -   to    0.80%   13.53%  to  14.45%
   2004              20,187     0.58  to     0.84  12,536            -    0.40%   to    0.80%  (3.77%)  to   8.19%
   2003              15,970     0.54  to     0.83   9,232            -    0.40%   to    0.80%   33.65%  to  34.72%
Anchor Series Trust Capital Appreciation Portfolio - Class 1
   2007                  24   128.12  to   136.89   3,020        0.36%    0.45%   to    0.60%   26.94%  to  27.13%
   2006                  29   100.78  to   107.84   2,935        0.14%    0.45%   to    0.60%   10.76%  to  10.92%
   2005                  33    90.85  to    97.37   2,988        0.30%    0.45%   to    0.60%   10.90%  to  11.10%
   2004                  36    81.74  to    87.79   2,967            -    0.45%   to    0.60%    8.47%  to   8.62%
   2003                  38    75.25  to    80.94   2,864            -    0.45%   to    0.60%   30.96%  to  31.45%
Anchor Series Trust Government & Quality Bond Portfolio - Class 1
   2007                   8    33.21  to    48.27     398        3.65%    0.45%   to    0.60%    5.65%  to   5.81%
   2006                   9    31.43  to    45.62     426        3.67%    0.45%   to    0.60%    2.68%  to   2.84%
   2005                  10    30.61  to    44.36     422        3.28%    0.45%   to    0.60%    1.70%  to   2.20%
   2004                  17    30.11  to    43.42     754        4.73%    0.45%   to    0.60%    2.54%  to   2.94%
   2003                  19    29.36  to    42.18     817        4.54%    0.45%   to    0.60%    0.92%  to   1.86%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                         For the periods ended December 31,
                --------------------------------------     -------------------------------------------------
                                Unit             Net       Investment    Expense                 Total
                 Units         Value           Assets        Income     Ratio /2/              Return /3/
                (000's)   (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                --------- -------------------  --------    ---------- -------------------  ------------------

Anchor Series Trust Growth and Income Portfolio - Class 1
   2007              6     46.89  to    48.37     302        0.55%    0.45%   to    0.60%    9.59% to    9.75%
   2006              7     42.72  to    44.14     309        0.55%    0.45%   to    0.60%   10.50% to   10.67%
   2005              7     38.60  to    39.94     275        0.94%    0.45%   to    0.60%    4.20% to    4.40%
   2004             10     36.99  to    38.32     358        0.51%    0.45%   to    0.60%    5.29% to    5.66%
   2003             10     35.00  to    36.40     336        0.57%    0.45%   to    0.60%   25.34% to   25.57%
Anchor Series Trust Growth Portfolio - Class 1
   2007             21     75.52  to   114.03   2,321        0.69%    0.45%   to    0.60%    9.53% to    9.70%
   2006             24     68.95  to   103.95   2,438        0.61%    0.45%   to    0.60%   12.61% to   12.78%
   2005             27     61.23  to    92.17   2,425        0.91%    0.45%   to    0.60%    6.50% to    6.60%
   2004             31     57.50  to    86.43   2,607        0.55%    0.45%   to    0.60%   10.18% to   10.36%
   2003             32     52.19  to    78.32   2,494        0.55%    0.45%   to    0.60%   29.00% to   29.14%
Anchor Series Trust Money Market Portfolio - Class 1
   2007             31     19.89  to    24.61     765        4.29%    0.45%   to    0.60%    3.76% to    3.92%
   2006             31     19.17  to    23.68     713        4.08%    0.45%   to    0.60%    3.50% to    3.66%
   2005             24     18.52  to    22.84     527        2.23%    0.45%   to    0.60%    1.60% to    1.80%
   2004             25     18.23  to    22.44     549        0.33%    0.45%   to    0.60%  (0.26%) to  (0.11%)
   2003             27     18.28  to    22.46     583        0.34%    0.45%   to    0.60%  (0.29%) to  (0.13%)
Anchor Series Trust Multi-Asset Portfolio - Class 1
   2007             65     46.60  to    46.72   3,028        1.87%    0.45%   to    0.60%    7.82% to    7.99%
   2006             69     43.16  to    43.33   2,966        1.68%    0.45%   to    0.60%    7.11% to    7.27%
   2005             71     40.23  to    40.45   2,864        1.90%    0.45%   to    0.60%    3.30% to    3.40%
   2004             75     38.91  to    39.18   2,918        1.76%    0.45%   to    0.60%    4.04% to    4.19%
   2003             76     37.34  to    37.66   2,855        2.30%    0.45%   to    0.60%   16.20% to   16.31%
Anchor Series Trust Natural Resources Portfolio - Class 1
   2007              9    118.17  to   124.16   1,110        1.09%    0.45%   to    0.60%   39.35% to   39.57%
   2006             10     84.80  to    88.96     913        0.69%    0.45%   to    0.60%   24.18% to   24.37%
   2005             11     68.29  to    71.53     796        0.50%    0.45%   to    0.60%   45.30% to   45.50%
   2004             11     47.01  to    49.17     523        0.78%    0.45%   to    0.60%   24.29% to   24.49%
   2003              9     37.82  to    39.50     368        1.54%    0.45%   to    0.60%   45.75% to   46.82%
Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1
   2007             34     53.91  to    56.64   1,857            -    0.45%   to    0.60%   15.96% to   16.13%
   2006             36     46.42  to    48.84   1,676        1.52%    0.45%   to    0.60%   10.77% to   10.93%
   2005             39     41.85  to    44.10   1,644        0.71%    0.45%   to    0.60%    8.40% to    8.60%
   2004             42     38.55  to    40.68   1,610        2.13%    0.45%   to    0.60%   10.52% to   10.68%
   2003             44     34.83  to    36.81   1,527        1.01%    0.45%   to    0.60%   28.28% to   28.47%
DWS Equity 500 Index Fund VIP - Class A
   2007         30,164      1.42  to     1.49  43,822        1.50%        -   to    0.80%    4.45% to    5.30%
   2006         27,785      1.36  to     1.42  38,443        1.13%        -   to    0.80%   10.75% to   15.52%
   2005         24,234      1.19  to     1.23  29,129        1.48%        -   to    0.80%    3.84% to    4.68%
   2004         15,645      1.14  to     1.17  17,967        1.06%    0.40%   to    0.80%    9.71% to   10.59%
   2003         11,193      1.04  to     1.06  11,694        0.95%    0.40%   to    0.80%   27.13% to   28.16%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                        At December 31,                         For the periods ended December 31,
                  -------------------------------------     ------------------------------------------------
                               Unit               Net       Investment    Expense                 Total
                   Units      Value             Assets        Income     Ratio /2/             Return /3/
                  (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                  -------- -------------------  --------    ---------- -------------------  -----------------

Federated Fund for U.S. Government Securities II
   2007           25,839   1.32    to    1.47   37,542        4.57%        -   to    0.80%    5.43%  to   6.29%
   2006           25,746   1.25    to    1.40   35,432        3.96%        -   to    0.80%    3.31%  to   4.35%
   2005           26,910   1.20    to    1.35   35,456        3.69%        -   to    0.80%    1.21%  to   2.03%
   2004           20,358   1.18    to    1.33   26,792        4.10%    0.40%   to    0.80%    2.78%  to   3.61%
   2003           25,120   1.15    to    1.30   31,813        3.58%    0.40%   to    0.80%    1.55%  to   2.37%
Federated High Income Bond Fund II - Primary Shares
   2007            6,779   1.39    to    1.60    9,539        7.75%        -   to    0.80%    2.60%  to   3.43%
   2006           10,839   1.35    to    1.55   14,778        7.50%        -   to    0.80%    9.92%  to  10.80%
   2005           10,444   1.23    to    1.40   12,943        8.34%        -   to    0.80%  (0.79%)  to   2.66%
   2004           10,175   1.21    to    1.36   12,393        6.77%    0.40%   to    0.80%    9.58%  to  10.46%
   2003            6,733   1.10    to    1.23    7,487        6.34%    0.40%   to    0.80%   21.24%  to  22.22%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007           49,617   1.57    to    2.01   81,122        0.86%        -   to    0.80%   16.56%  to  17.51%
   2006           48,160   1.35    to    1.71   67,672        1.16%        -   to    0.80%   10.70%  to  11.59%
   2005           42,540   1.22    to    1.53   54,365        0.18%        -   to    0.80%   15.92%  to  16.85%
   2004           35,193   1.05    to    1.31   39,503        0.23%    0.40%   to    0.80%   14.42%  to  15.34%
   2003           23,995   0.92    to    1.14   23,591        0.22%    0.40%   to    0.80%   27.33%  to  28.35%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007            7,719   1.06    to    1.45    8,378            -        -   to    0.80%   22.05%  to  23.04%
   2006            5,607   0.86    to    1.18    5,032        0.53%        -   to    0.80%    4.46%  to  10.02%
   2005            4,209   0.83    to    1.12    3,631        0.71%        -   to    0.80%    2.01%  to   8.86%
   2004            3,371   0.77    to    1.03    2,688        0.43%    0.80%   to    0.80%    6.20%  to   7.06%
   2003            2,806   0.72    to    0.96    2,142        0.57%    0.50%   to    0.80%  (7.16%)  to  29.66%
Fidelity VIP Growth Portfolio - Service Class
   2007           22,190   0.89    to    1.24   20,423        0.61%        -   to    0.80%   25.85%  to  26.87%
   2006           23,252   0.71    to    0.98   17,010        0.28%        -   to    0.80%    5.88%  to   6.73%
   2005           24,379   0.67    to    0.92   16,886        0.42%        -   to    0.80%  (3.30%)  to   5.67%
   2004           28,533   0.64    to    0.88   18,892        0.14%    0.40%   to    0.80%    2.44%  to   3.26%
   2003           30,444   0.62    to    0.85   20,431        0.17%    0.40%   to    0.80%   31.72%  to  32.78%
Fidelity VIP Investment Grade Bond Portfolio - Service Class
   2007/20/        2,182   1.04    to    1.05    2,264        0.48%        -   to    0.80%    2.67%  to   3.69%
   2006                -      -    to       -        -            -        -   to        -        -  to       -
   2005                -      -    to       -        -            -        -   to        -        -  to       -
   2004                -      -    to       -        -            -        -   to        -        -  to       -
   2003                -      -    to       -        -            -        -   to        -        -  to       -
Franklin Income Securities Fund - Class 2
   2007            1,843   1.15    to    1.16    2,116        3.20%        -   to    0.80%    1.31%  to   3.76%
   2006/14/          748   1.11    to    1.12      833        0.59%        -   to    0.80%    5.16%  to  11.73%
   2005                -      -    to       -        -            -        -   to        -        -  to       -
   2004                -      -    to       -        -            -        -   to        -        -  to       -
   2003                -      -    to       -        -            -        -   to        -        -  to       -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                      At December 31,                       For the periods ended December 31,
                -----------------------------------    -------------------------------------------------
                            Unit               Net     Investment    Expense                 Total
                 Units     Value             Assets      Income     Ratio /2/              Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  ------------------

Lazard Retirement Small Cap Portfolio - Service Shares
   2007          1,691  1.16    to    1.19    1,968          -        -   to    0.80%  (7.95%) to  (7.20%)
   2006          1,759  1.26    to    1.28    2,223          -        -   to    0.80%   15.14% to   16.07%
   2005/9/       1,834  1.10    to    1.10    2,012          -        -   to    0.80%   11.98% to   12.59%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Bond-Debenture Portfolio - Class VC
   2007          4,523  1.17    to    1.20    5,312      6.19%        -   to    0.80%    5.33% to    6.19%
   2006          4,310  1.11    to    1.13    4,806      6.09%        -   to    0.80%    8.46% to    9.33%
   2005/8/       4,112  1.03    to    1.03    4,221      6.99%        -   to    0.80%    3.04% to    5.33%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Growth and Income Portfolio - Class VC
   2007         19,455  1.26    to    1.28   24,495      1.18%        -   to    0.80%    2.61% to    3.44%
   2006         20,535  1.22    to    1.24   25,175      1.33%        -   to    0.80%   10.01% to   17.27%
   2005/8/      19,011  1.05    to    1.06   20,019      1.73%        -   to    0.80%    6.05% to    7.89%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007          8,584  1.21    to    1.23   10,370      0.41%        -   to    0.80%  (0.23%) to    0.58%
   2006          9,131  1.21    to    1.23   11,049      0.52%        -   to    0.80%   11.34% to   12.23%
   2005/8/       8,949  1.09    to    1.09    9,722      0.71%        -   to    0.80%   11.46% to   13.98%
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Mutual Shares Securities Fund - Class 2
   2007         22,698  1.61    to    2.08   45,267      1.43%        -   to    0.80%    2.65% to    3.48%
   2006         22,061  1.56    to    2.03   42,791      1.29%        -   to    0.80%   17.44% to   18.38%
   2005         19,751  1.33    to    1.72   32,505      0.66%        -   to    0.80%    3.12% to   10.55%
   2004          9,217  1.20    to    1.57   13,926      0.77%    0.40%   to    0.80%    2.26% to   12.63%
   2003          7,972  1.07    to    1.41   10,802      1.05%    0.40%   to    0.80%   13.75% to   25.15%
Neuberger Berman AMT Fasciano Portfolio - S Class
   2007             10  0.96    to    0.96        9          -    0.80%   to    0.80%  (0.29%) to  (0.23%)
   2006/19/          5  0.97    to    0.97        5          -    0.80%   to    0.80%    3.32% to    3.32%
   2005              -     -    to       -        -          -        -   to        -        - to        -
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -
Neuberger Berman AMT Guardian Portfolio - S Class
   2007            986  1.13    to    1.14    1,111      0.37%        -   to    0.80%    6.28% to    7.14%
   2006/16/        101  1.06    to    1.07      107      1.47%        -   to    0.80%    9.12% to   12.63%
   2005              -     -    to       -        -          -        -   to        -        - to        -
   2004              -     -    to       -        -          -        -   to        -        - to        -
   2003              -     -    to       -        -          -        -   to        -        - to        -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                       For the periods ended December 31,
                   -----------------------------------    -------------------------------------------------
                               Unit               Net     Investment    Expense                 Total
                    Units     Value             Assets      Income     Ratio /2/              Return /3/
                   (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   ------- -------------------  -------   ---------- -------------------  ------------------

Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2007               680  1.15    to    1.17       783     0.01%        -   to    0.80%   12.94% to   13.86%
   2006/16/           442  1.02    to    1.02       451         -        -   to    0.80%  (0.48%) to    7.97%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Oppenheimer Global Securities Fund/VA - Service Shares
   2007             1,255  1.12    to    1.14     1,410     0.88%        -   to    0.80%    3.47% to    5.23%
   2006/13/           436  1.07    to    1.07       465         -    0.80%   to    0.80%    4.65% to   13.50%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   2007             1,195  0.98    to    0.99     1,172     0.11%        -   to    0.80%  (9.54%) to  (2.19%)
   2006/17/           279  1.00    to    1.00       279         -    0.80%   to    0.80%    5.47% to   10.02%
   2005                 -     -    to       -         -         -        -   to        -        - to        -
   2004                 -     -    to       -         -         -        -   to        -        - to        -
   2003                 -     -    to       -         -         -        -   to        -        - to        -
Phoenix Capital Growth Series
   2007            44,358  0.71    to    4.43   178,892     0.26%        -   to    0.80%  (0.65%) to   10.75%
   2006            50,797  0.64    to    4.02   186,428     0.21%        -   to    0.80%  (0.23%) to    3.22%
   2005            51,064  0.62    to    3.91   186,646     0.06%        -   to    0.80%    2.89% to    3.71%
   2004            58,671  0.60    to    3.79   207,734     0.86%    0.50%   to    0.80%    4.13% to    4.97%
   2003            63,192  0.57    to    3.63   215,668     0.10%    0.50%   to    0.80%   25.48% to   26.49%
Phoenix Growth and Income Series
   2007            25,041  1.33    to    1.60    38,869     0.96%        -   to    0.80%    5.80% to    6.66%
   2006            26,367  1.25    to    1.51    38,734     1.14%        -   to    0.80%   11.57% to   17.18%
   2005            25,382  1.07    to    1.30    32,167     1.05%        -   to    0.80%    3.97% to    4.80%
   2004            27,420  1.03    to    1.25    33,449     1.28%    0.40%   to    0.80%    9.59% to   10.48%
   2003            22,752  0.94    to    1.14    25,394     1.16%    0.40%   to    0.80%   26.44% to   27.46%
Phoenix Mid-Cap Growth Series
   2007            23,980  0.93    to    1.67    38,990         -        -   to    0.80%   20.82% to   21.80%
   2006            27,967  0.76    to    1.38    37,704         -        -   to    0.80%    3.30% to    4.13%
   2005            14,326  0.73    to    1.34    18,486         -        -   to    0.80%    3.35% to    4.18%
   2004            17,911  0.70    to    1.30    22,322         -    0.40%   to    0.80%  (8.40%) to    6.72%
   2003            16,041  0.66    to    1.22    19,061         -    0.40%   to    0.80%   27.80% to   28.83%
Phoenix Money Market Series
   2007            33,621  1.14    to    2.32    60,100     4.76%        -   to    0.80%    4.03% to    4.88%
   2006            35,146  1.09    to    2.23    60,133     4.32%        -   to    0.80%    0.28% to    4.41%
   2005            35,905  1.05    to    2.14    58,630     2.54%        -   to    0.80%    1.76% to    2.58%
   2004            40,179  1.03    to    2.10    64,278     0.77%    0.40%   to    0.80%  (0.01%) to    0.79%
   2003            51,761  1.03    to    2.09    83,073     0.69%    0.40%   to    0.80%  (0.12%) to    0.68%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                             For the periods ended December 31,
                   ---------------------------------------     ---------------------------------------------------
                                 Unit               Net        Investment    Expense                  Total
                    Units       Value             Assets         Income     Ratio /2/               Return /3/
                   (000's)   (Lowest to Highest)  (000's)      Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   --------- -------------------  ---------    ---------- -------------------  --------------------

Phoenix Multi-Sector Fixed Income Series
   2007            24,647    1.52    to    4.23    88,583        5.22%        -   to    0.80%     2.88% to     3.71%
   2006            26,435    1.47    to    4.10    93,566        5.45%        -   to    0.80%     5.99% to     6.84%
   2005            24,919    1.38    to    3.86    81,240        4.88%        -   to    0.80%     0.97% to     1.78%
   2004            24,005    1.37    to    3.81    77,599        6.32%    0.40%   to    0.80%     4.83% to     6.84%
   2003            17,070    1.28    to    3.59    54,291        6.70%    0.40%   to    0.80%    13.66% to    14.58%
Phoenix Multi-Sector Short Term Bond Series
   2007             9,350    1.16    to    1.21    10,938        5.56%        -   to    0.80%     3.15% to     3.98%
   2006             8,836    1.13    to    1.16    10,021        4.66%        -   to    0.80%     4.87% to     5.71%
   2005             8,761    1.08    to    1.10     9,461        4.05%        -   to    0.80%     0.55% to     1.36%
   2004             3,340    1.07    to    1.08     3,579        4.52%    0.50%   to    0.80%     4.20% to     5.33%
   2003/6/          1,438    1.02    to    1.03     1,473        6.22%    0.50%   to    0.80%     1.19% to     2.47%
Phoenix Strategic Allocation Series
   2007            15,665    1.36    to    5.24    72,855        2.65%        -   to    0.80%     5.13% to     5.99%
   2006            16,980    1.29    to    4.97    75,169        2.59%        -   to    0.80%    11.79% to    12.69%
   2005            19,364    1.15    to    4.43    76,320        2.31%        -   to    0.80%     0.98% to     1.79%
   2004            22,231    1.14    to    4.38    86,581        2.59%    0.40%   to    0.80%     6.60% to     7.46%
   2003            24,395    1.06    to    4.09    90,921        2.66%    0.40%   to    0.80%    18.91% to    19.87%
Phoenix-Aberdeen International Series
   2007            28,169    1.77    to    4.40   111,898        1.53%        -   to    0.80%    14.02% to    14.94%
   2006            30,187    1.54    to    3.85   105,044        2.21%        -   to    0.80%    14.36% to    27.37%
   2005            26,527    1.21    to    3.04    74,716        4.34%        -   to    0.80%    17.62% to    18.57%
   2004            26,538    1.02    to    2.57    63,926        2.80%    0.40%   to    0.80%    19.82% to    20.78%
   2003            25,947    0.85    to    2.14    52,769        1.94%    0.40%   to    0.80%    30.81% to    41.79%
Phoenix-Alger Small-Cap Growth Series
   2007             6,482    2.43    to    2.53    15,788            -        -   to    0.80%     1.94% to    16.10%
   2006             7,108    2.11    to    2.18    15,016        0.03%        -   to    0.80%     0.87% to    19.45%
   2005             1,868    1.78    to    1.83     3,329            -        -   to    0.80%    14.72% to    15.64%
   2004             1,661    1.55    to    1.58     2,578            -    0.40%   to    0.80%  (10.27%) to     2.12%
   2003             1,052    1.53    to    1.55     1,609            -    0.80%   to    0.80%    44.83% to    53.38%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007             7,484    2.81    to    4.83    32,925        1.23%        -   to    0.80%  (16.39%) to  (15.71%)
   2006             8,741    3.34    to    5.76    46,224        1.30%        -   to    0.80%    19.51% to    37.07%
   2005             9,163    2.45    to    4.22    35,760        1.74%        -   to    0.80%    14.18% to    15.10%
   2004             9,283    2.14    to    3.69    31,799        2.48%    0.40%   to    0.80%    33.61% to    34.69%
   2003             8,324    1.59    to    2.75    21,543        3.49%    0.40%   to    0.80%    37.16% to    38.27%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
   2007             2,169    1.20    to    1.22     2,612        1.12%        -   to    0.80%     2.33% to     8.45%
   2006/10/         1,043    1.12    to    1.13     1,166        2.23%        -   to    0.80%   (0.47%) to    12.47%
   2005                 -       -    to       -         -            -        -   to        -         - to         -
   2004                 -       -    to       -         -            -        -   to        -         - to         -
   2003                 -       -    to       -         -            -        -   to        -         - to         -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                         At December 31,                          For the periods ended December 31,
                   -------------------------------------     -------------------------------------------------
                                Unit               Net       Investment    Expense                 Total
                    Units      Value             Assets        Income     Ratio /2/              Return /3/
                   (000's)  (Lowest to Highest)  (000's)     Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                   -------- -------------------  --------    ---------- -------------------  ------------------

Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007             7,147   1.17    to    1.19    8,431         1.58%       -   to    0.80%    7.46% to    8.33%
   2006/10/         3,465   1.09    to    1.10    3,794         3.81%       -   to    0.80%    6.50% to   10.18%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   2007               330   1.12    to    1.14      371         2.98%       -   to    0.80%    3.01% to    7.11%
   2006/10/           342   1.05    to    1.05      359        23.55%   0.80%   to    0.80%    0.01% to    5.51%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
   2007             2,885   1.16    to    1.18    3,354         2.42%       -   to    0.80%    7.63% to    8.50%
   2006/10/           891   1.08    to    1.09      962         3.37%       -   to    0.80%    7.82% to    9.41%
   2005                 -      -    to       -        -             -       -   to        -        - to        -
   2004                 -      -    to       -        -             -       -   to        -        - to        -
   2003                 -      -    to       -        -             -       -   to        -        - to        -
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007            18,095   1.99    to    2.65   37,502         0.13%       -   to    0.80%    1.18% to    2.00%
   2006            18,880   1.97    to    2.60   38,670         0.42%       -   to    0.80%    6.30% to   14.91%
   2005            19,166   1.73    to    2.26   34,422         0.11%       -   to    0.80%    6.87% to    7.73%
   2004            19,686   1.62    to    2.10   33,069         0.18%   0.40%   to    0.80%   19.44% to   20.41%
   2003            18,177   1.35    to    1.74   25,502         0.19%   0.40%   to    0.80%   39.85% to   40.97%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007             9,234   2.04    to    2.35   21,096             -       -   to    0.80%  (2.89%) to  (2.10%)
   2006            10,242   2.10    to    2.42   24,109         0.22%       -   to    0.80%    7.72% to   16.75%
   2005            10,410   1.81    to    2.09   21,154             -       -   to    0.80%    6.60% to    7.46%
   2004             9,737   1.69    to    1.96   18,554             -   0.40%   to    0.80%   21.69% to   22.67%
   2003             8,071   1.38    to    1.61   12,639             -   0.40%   to    0.80%   42.71% to   43.86%
Phoenix-Van Kampen Comstock Series
   2007            19,825   1.16    to    1.86   34,764         1.55%       -   to    0.80%  (3.00%) to  (2.22%)
   2006            22,954   1.19    to    1.92   41,460         1.70%       -   to    0.80%   19.93% to   20.90%
   2005            25,376   0.98    to    1.60   37,974         1.14%       -   to    0.80%    4.59% to    5.43%
   2004            31,005   0.93    to    1.53   44,642         0.98%   0.40%   to    0.80%   12.01% to   12.92%
   2003            21,152   0.82    to    1.37   27,660         0.95%   0.40%   to    0.80%   22.88% to   23.88%
Phoenix-Van Kampen Equity 500 Index Series
   2007            32,959   1.14    to    1.58   51,242         1.29%       -   to    0.80%  (0.78%) to    4.87%
   2006            37,558   1.08    to    1.52   55,894         1.36%       -   to    0.80%    3.32% to   14.21%
   2005            29,694   0.95    to    1.34   39,178         1.25%       -   to    0.80%    2.86% to    3.69%
   2004            31,432   0.92    to    1.30   40,342         1.48%   0.50%   to    0.80%    8.96% to    9.84%
   2003            31,533   0.83    to    1.19   37,193         1.12%   0.50%   to    0.80%   25.22% to   26.23%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

                          At December 31,                             For the periods ended December 31,
                    ---------------------------------------      --------------------------------------------------
                                  Unit               Net         Investment    Expense                  Total
                     Units       Value             Assets          Income     Ratio /2/              Return /3/
                    (000's)   (Lowest to Highest)  (000's)       Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                    --------- -------------------  ---------     ---------- -------------------  -------------------

PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
   2007              2,351    1.17    to    1.18    2,742           6.15%       -   to    0.80%    15.16% to   22.15%
   2006/12/            361    0.95    to    0.95      344           8.40%   0.80%   to    0.80%   (6.38%) to  (5.42%)
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
PIMCO VIT Real Return Portfolio - Advisor Class
   2007                848    1.12    to    1.13      948           4.54%       -   to    0.80%     1.65% to   10.53%
   2006/18/            163    1.02    to    1.02      166           4.58%       -   to    0.80%   (0.71%) to    1.62%
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
PIMCO VIT Total Return Portfolio - Advisor Class
   2007              1,232    1.12    to    1.13    1,378           4.72%       -   to    0.80%     4.08% to    8.04%
   2006/15/            562    1.04    to    1.04      582           4.54%   0.80%   to    0.80%     3.67% to    3.95%
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007                277    0.89    to    0.93      250           4.42%       -   to    0.80%   (5.28%) to  (4.51%)
   2006                319    0.94    to    0.97      302           3.46%       -   to    0.80%     7.24% to    8.11%
   2005                583    0.88    to    0.90      513               -       -   to    0.80%   (6.00%) to  (5.24%)
   2004                481    0.93    to    0.95      451               -   0.80%   to    0.80%  (11.38%) to  (6.95%)
   2003/4/             485    1.05    to    1.06      512               -   0.80%   to    0.80%   (4.35%) to    6.62%
Rydex Variable Trust Nova Fund
   2007                201    1.70    to    1.76      341           1.18%       -   to    0.80%     0.31% to    1.13%
   2006                296    1.69    to    1.74      500           1.20%       -   to    0.80%    16.13% to   19.27%
   2005                402    1.43    to    1.46      575           0.30%       -   to    0.80%   (3.15%) to   11.24%
   2004                302    1.39    to    1.40      419           0.05%   0.80%   to    0.80%    13.71% to   14.62%
   2003/5/             232    1.22    to    1.22      283               -   0.80%   to    0.80%     9.08% to   21.02%
Rydex Variable Trust Sector Rotation Fund
   2007                951    1.93    to    2.00    1,833               -       -   to    0.80%    21.76% to   22.75%
   2006              1,053    1.58    to    1.63    1,668               -       -   to    0.80%  (11.88%) to   11.39%
   2005              1,779    1.43    to    1.46    2,549               -       -   to    0.80%    12.80% to   13.71%
   2004                400    1.27    to    1.29      508               -   0.80%   to    0.80%     9.83% to   10.71%
   2003/6/             187    1.16    to    1.16      216               -   0.80%   to    0.80%     1.82% to   16.55%
Sentinel Variable Products Balanced Fund
   2007/23/             17    1.02    to    1.02       17          18.47%   0.80%   to    0.80%   (2.04%) to  (2.04%)
   2006                  -       -    to       -        -               -       -   to        -         - to        -
   2005                  -       -    to       -        -               -       -   to        -         - to        -
   2004                  -       -    to       -        -               -       -   to        -         - to        -
   2003                  -       -    to       -        -               -       -   to        -         - to        -

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                      At December 31,                      For the periods ended December 31,
                -----------------------------------    ------------------------------------------------
                            Unit               Net     Investment    Expense                 Total
                 Units     Value             Assets      Income     Ratio /2/             Return /3/
                (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
                ------- -------------------  -------   ---------- -------------------  -----------------

Sentinel Variable Products Bond Fund
   2007/21/        216  1.02    to    1.02      220      22.26%       -   to    0.80%    0.53%  to   3.20%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Common Stock Fund
   2007/21/        580  1.02    to    1.03      595       9.56%       -   to    0.80%  (2.30%)  to   4.73%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Mid Cap Growth Fund
   2007/22/        222  1.08    to    1.08      239           -   0.80%   to    0.80%  (2.00%)  to   6.77%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Sentinel Variable Products Small Company Fund
   2007/21/         94  1.01    to    1.01       95       5.15%       -   to    0.80%  (3.07%)  to   2.86%
   2006              -     -    to       -        -           -       -   to        -        -  to       -
   2005              -     -    to       -        -           -       -   to        -        -  to       -
   2004              -     -    to       -        -           -       -   to        -        -  to       -
   2003              -     -    to       -        -           -       -   to        -        -  to       -
Templeton Developing Markets Securities Fund - Class 2
   2007          2,855  3.74    to    3.78   10,785       2.14%       -   to    0.80%   27.75%  to  28.78%
   2006          1,548  2.91    to    2.96    4,576       1.05%       -   to    0.80%   27.07%  to  28.09%
   2005            920  2.27    to    2.33    2,142       1.33%       -   to    0.80%   26.41%  to  27.43%
   2004          1,061  1.78    to    1.84    1,953       1.83%   0.50%   to    0.80%   23.71%  to  24.71%
   2003          1,162  1.43    to    1.49    1,728       1.20%   0.50%   to    0.80%   51.77%  to  52.99%
Templeton Foreign Securities Fund - Class 2
   2007         14,659  1.74    to    1.93   27,401       1.95%       -   to    0.80%  (0.11%)  to  15.46%
   2006         15,821  1.51    to    1.68   25,791       1.25%       -   to    0.80%   20.48%  to  21.44%
   2005         15,502  1.24    to    1.40   20,939       1.14%       -   to    0.80%    9.29%  to  10.17%
   2004         15,159  1.13    to    1.28   18,689       1.06%   0.40%   to    0.80%   17.58%  to  18.53%
   2003         12,805  0.95    to    1.09   13,445       1.75%   0.40%   to    0.80%   31.15%  to  32.21%
Templeton Global Asset Allocation Fund - Class 2
   2007            543  1.82    to    2.13    1,143      17.52%       -   to    0.80%    9.13%  to  10.01%
   2006            578  1.65    to    1.95    1,115       7.09%       -   to    0.80%   20.14%  to  21.11%
   2005            611  1.37    to    1.62      981       3.77%       -   to    0.80%    2.73%  to   3.55%
   2004            687  1.32    to    1.58    1,072       2.82%   0.80%   to    0.80%   14.79%  to  15.72%
   2003            720  1.14    to    1.38      977       2.55%   0.80%   to    0.80%   30.90%  to  31.95%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                     At December 31,                      For the periods ended December 31,
               -----------------------------------    --------------------------------------------------
                           Unit               Net     Investment    Expense                Total
                Units     Value             Assets      Income     Ratio /2/             Return /3/
               (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
               ------- -------------------  -------   ---------- -------------------  -------------------

Templeton Growth Securities Fund - Class 2
   2007        11,356  1.63    to    2.19   23,759      1.32%        -   to    0.80%   1.52%  to    2.35%
   2006        11,184  1.60    to    2.15   23,091      1.31%        -   to    0.80%  20.84%  to   21.81%
   2005        11,543  1.32    to    1.78   19,693      1.15%        -   to    0.80%   8.00%  to    8.86%
   2004        16,126  1.22    to    1.65   23,254      1.20%    0.40%   to    0.80%  15.10%  to   16.03%
   2003        13,781  1.05    to    1.43   17,313      1.54%    0.40%   to    0.80%  31.08%  to   32.14%
Van Kampen UIF Equity and Income Portfolio - Class II
   2007           463  1.10    to    1.12      513      1.74%        -   to    0.80%   2.53%  to    3.36%
   2006/17/       224  1.08    to    1.08      242      0.57%        -   to    0.80%   9.32%  to   10.40%
   2005             -     -    to       -        -          -        -   to        -       -  to        -
   2004             -     -    to       -        -          -        -   to        -       -  to        -
   2003             -     -    to       -        -          -        -   to        -       -  to        -
Wanger International Select
   2007         5,831  1.62    to    3.69   19,013      0.67%        -   to    0.80%  19.50%  to   21.78%
   2006         5,240  1.34    to    3.05   14,343      0.28%        -   to    0.80%  34.91%  to   36.00%
   2005         5,072  0.99    to    2.26   10,353      1.89%        -   to    0.80%  15.50%  to   16.43%
   2004         4,500  0.85    to    1.96    7,964      0.29%    0.40%   to    0.80%  14.54%  to   24.34%
   2003         4,340  0.69    to    1.59    6,293      0.29%    0.50%   to    0.80%  40.11%  to   41.24%
Wanger International Small Cap
   2007        16,383  2.44    to    4.64   70,841      0.88%        -   to    0.80%  15.38%  to   16.31%
   2006        18,094  2.10    to    4.01   68,022      0.55%        -   to    0.80%  14.10%  to   37.16%
   2005        19,512  1.53    to    2.94   54,231      1.03%        -   to    0.80%  20.56%  to   21.53%
   2004        19,133  1.26    to    2.43   43,806      0.69%    0.40%   to    0.80%  29.23%  to   30.27%
   2003        20,004  0.96    to    1.87   35,683      0.30%    0.40%   to    0.80%  47.67%  to   48.87%
Wanger Select
   2007         6,891  2.19    to    3.23   19,781          -        -   to    0.80%   8.51%  to    9.39%
   2006         6,289  2.02    to    2.98   16,533      0.37%        -   to    0.80%  18.75%  to   19.70%
   2005         5,884  1.69    to    2.51   13,086          -        -   to    0.80%   9.61%  to   10.49%
   2004         5,217  1.54    to    2.29   10,553          -    0.40%   to    0.80%  18.35%  to   19.31%
   2003         3,832  1.30    to    1.93    6,651          -    0.40%   to    0.80%  29.68%  to   30.73%

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)

                At December 31,                      For the periods ended December 31,
          -----------------------------------    --------------------------------------------------
                      Unit               Net     Investment    Expense                Total
           Units     Value             Assets      Income     Ratio /2/             Return /3/
          (000's) (Lowest to Highest)  (000's)   Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
          ------- -------------------  -------   ---------- -------------------  -------------------

Wanger U.S. Smaller Companies
   2007   26,061  1.77    to    3.10   77,914          -        -   to    0.80%   4.54%  to    5.39%
   2006   29,901  1.68    to    2.96   85,779      0.23%        -   to    0.80%   0.83%  to    7.87%
   2005   33,469  1.57    to    2.76   89,736          -        -   to    0.80%  10.37%  to   11.25%
   2004   36,841  1.41    to    2.49   89,664          -    0.40%   to    0.80%  17.39%  to   18.33%
   2003   34,006  1.20    to    2.12   70,547          -    0.40%   to    0.80%  42.08%  to   43.22%

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2 /The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

 /4/ From inception June 2, 2003 to     /14/ From inception May 12, 2006 to
    December 31, 2003.                  December 31, 2006.
 /5/ From inception June 3, 2003 to     /15/ From inception May 16, 2006 to
    December 31, 2003.                  December 31, 2006.
 /6/ From inception June 4, 2003 to     /16/ From inception May 18, 2006 to
    December 31, 2003.                  December 31, 2006.
 /7/ From inception December 3, 2004    /17/ From inception May 24, 2006 to
    to December 31, 2004.               December 31, 2006.
 /8/ From inception April 21, 2005 to   /18/ From inception June 1, 2006 to
    December 31, 2005.                  December 31, 2006.
 /9/ From inception April 29, 2005 to   /19/ From inception June 7, 2006 to
    December 31, 2005.                  December 31, 2006.
 /10/ From inception February 6, 2006   /20/ From inception January 30, 2007
    to December 31, 2006.               to December 31, 2007.
 /11/ From inception April 28, 2006 to  /21/ From inception September 11,
    December 31, 2006.                  2007 to December 31, 2007.
 /12/ From inception May 2, 2006 to     /22/ From inception October 9, 2007
    December 31, 2006.                  to December 31, 2007.
 /13/ From inception May 8, 2006 to     /23/ From inception October 29, 2007
    December 31, 2006.                  to December 31, 2007.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Policy Loans
Policy provisions generally allow policyowners to borrow up to 90%-100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. Loan interest rates vary by product. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as transfers for contract benefits and terminations in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

Note 7--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $76,551,108 and $70,310,745, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - In accordance with terms of the contracts, Phoenix may make deductions for administrative charges. Because a policy's face amount and policy duration may vary, the administrative charge may also vary.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee charges

Phoenix will make deductions at a maximum rate of 0.80% of the contracts value for the mortality and expense risks and 0.20% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $10,466,884 and $9,058,453, respectively. This expense is taken out as a reduction of unit values. In accordance with the terms of the contracts, other mortality and expense fee charges and administration fee charges may be taken out as transfers for contract benefits and terminations.

Note 8--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 10--Liquidations and Mergers
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 10--Liquidations and Mergers (Continued)
On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

Note 11--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 12--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 13--Other
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 13--Other (Continued)
The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

[LOGO]

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP


Hartford, CT
March 21, 2008

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

[LOGO]
PHOENIX



Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

OL4262 (C) 2008 The Phoenix Companies, Inc.
                                                                           2-08





--------------------------------------------------------------------------------

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007 AND 2006

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                     ----------

Report of Independent Registered Public Accounting Firm.............    F-3

Consolidated Balance Sheet as of December 31, 2007 and 2006.........    F-4

Consolidated Statement of Income and Comprehensive Income for the
  years ended December 31, 2007, 2006 and 2005......................    F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2007, 2006 and 2005..................................    F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2007, 2006 and 2005......................    F-7

Notes to Financial Statements....................................... F-8 - F-43

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income, statement of cash flows and statement of changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 25, 2008

                        PHOENIX LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET
                      ($ in millions, except share data)
                          DECEMBER 31, 2007 AND 2006

                                                             2007       2006
                                                          ---------  ---------
ASSETS:
Available-for-sale debt securities, at fair value........ $11,924.7  $12,549.9
Available-for-sale equity securities, at fair value......     191.8      174.5
Mortgage loans, at unpaid principal balances.............      15.6       71.9
Venture capital partnerships, at equity in net assets....     173.3      116.8
Policy loans, at unpaid principal balances...............   2,380.5    2,322.0
Other invested assets....................................     417.1      306.9
                                                          ---------  ---------
                                                           15,103.0   15,542.0
Available-for-sale debt and equity securities pledged as
  collateral, at fair value..............................     219.1      267.8
                                                          ---------  ---------
Total investments........................................  15,322.1   15,809.8
Cash and cash equivalents................................     366.8      289.0
Accrued investment income................................     204.2      208.3
Premiums, accounts and notes receivable..................     178.2      234.3
Deferred policy acquisition costs........................   2,072.2    1,743.6
Goodwill.................................................       5.2        5.2
Other assets.............................................     165.9      147.0
Separate account assets..................................  10,820.3    9,458.6
                                                          ---------  ---------
TOTAL ASSETS............................................. $29,134.9  $27,895.8
                                                          =========  =========
LIABILITIES:
Policy liabilities and accruals.......................... $13,791.2  $13,515.7
Policyholder deposit funds...............................   1,808.9    2,228.4
Indebtedness.............................................     174.0      174.0
Deferred income taxes....................................      82.7       69.6
Other liabilities........................................     349.8      310.4
Non-recourse collateralized obligations..................     317.9      344.0
Separate account liabilities.............................  10,820.3    9,458.6
                                                          ---------  ---------
TOTAL LIABILITIES........................................  27,344.8   26,100.7
                                                          ---------  ---------
COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22)

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES..........      10.4        7.7
                                                          ---------  ---------
STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares
  authorized and outstanding)............................      10.0       10.0
Additional paid-in capital...............................   1,716.0    1,714.9
Retained earnings........................................     126.7       78.3
Accumulated other comprehensive loss.....................     (73.0)     (15.8)
                                                          ---------  ---------
TOTAL STOCKHOLDER'S EQUITY...............................   1,779.7    1,787.4
                                                          ---------  ---------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S
  EQUITY................................................. $29,134.9  $27,895.8
                                                          =========  =========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                          2007      2006      2005
                                                        --------  --------  --------
REVENUES:
Premiums............................................... $  798.3  $  839.7  $  928.7
Insurance and investment product fees..................    505.8     406.4     319.7
Investment income, net of expenses.....................  1,034.8   1,028.1   1,090.2
Net realized investment gains (losses).................     (8.2)     73.8     (53.2)
                                                        --------  --------  --------
TOTAL REVENUES                                           2,330.7   2,348.0   2,285.4
                                                        --------  --------  --------
BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends......  1,303.7   1,331.5   1,376.7
Policyholder dividends.................................    380.0     399.1     364.4
Policy acquisition cost amortization...................    198.6     148.5      99.6
Interest expense on indebtedness.......................     12.4      14.5      14.7
Interest expense on non-recourse collateralized
  obligations..........................................     15.4      18.7      29.4
Other operating expenses...............................    229.5     209.9     241.4
                                                        --------  --------  --------
TOTAL BENEFITS AND EXPENSES............................  2,139.6   2,122.2   2,126.2
                                                        --------  --------  --------
Income from continuing operations before income taxes
  and minority interest................................    191.1     225.8     159.2
Applicable income tax expense..........................    (42.1)    (73.2)    (39.3)
                                                        --------  --------  --------
Income from continuing operations before minority
  interest.............................................    149.0     152.6     119.9
Minority interest in net income of consolidated
  subsidiaries.........................................     (0.9)     (0.3)     (0.1)
                                                        --------  --------  --------
Income from continuing operations......................    148.1     152.3     119.8
Income (loss) from discontinued operations.............     (3.5)      1.1       1.1
                                                        --------  --------  --------
NET INCOME............................................. $  144.6  $  153.4  $  120.9
                                                        ========  ========  ========
COMPREHENSIVE INCOME:
NET INCOME............................................. $  144.6  $  153.4  $  120.9
OTHER COMPREHENSIVE LOSS...............................    (57.2)    (17.3)    (47.0)
                                                        --------  --------  --------
COMPREHENSIVE INCOME................................... $   87.4  $  136.1  $   73.9
                                                        ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                2007       2006       2005
                                                             ---------  ---------  ---------
OPERATING ACTIVITIES:
Income from continuing operations........................... $   148.1  $   152.3  $   119.8
Proceeds from sale of trading equity securities.............        --         --      129.7
Net realized investment (gains) losses......................       8.2      (73.8)      53.2
Amortization and depreciation...............................      12.3        8.7        6.9
Investment gains............................................     (73.6)     (45.1)    (129.9)
Deferred income taxes.......................................      32.9       42.1       38.2
(Increase) decrease in receivables..........................      18.6      (15.4)     (18.6)
Increase in deferred policy acquisition costs...............    (265.2)    (180.6)     (88.1)
Increase in policy liabilities and accruals.................     393.0      339.8      327.6
Other assets and other liabilities net change...............       9.5      (21.3)      23.9
                                                             ---------  ---------  ---------
Cash from continuing operations.............................     283.8      206.7      462.7
Discontinued operations, net................................     (10.8)      21.8        5.4
                                                             ---------  ---------  ---------
CASH FROM OPERATING ACTIVITIES..............................     273.0      228.5      468.1
                                                             ---------  ---------  ---------
INVESTING ACTIVITIES:
Investment purchases........................................  (4,278.0)  (4,713.2)  (4,852.4)
Investment sales, repayments and maturities.................   4,574.8    5,561.3    4,801.7
Debt and equity securities pledged as collateral sales......      33.3       26.5      956.0
Subsidiary sales............................................        --         --       10.7
Premises and equipment additions............................     (19.6)     (18.2)     (25.1)
Premises and equipment dispositions.........................        --         --       17.3
Discontinued operations, subsidiary purchase................      (5.0)        --         --
Sale of discontinued operations.............................      14.9         --         --
Discontinued operations, net................................      19.6      (32.8)       1.2
                                                             ---------  ---------  ---------
CASH FROM INVESTING ACTIVITIES..............................     340.0      823.6      909.4
                                                             ---------  ---------  ---------
FINANCING ACTIVITIES:
Policyholder deposit fund deposits..........................     745.9      638.6      609.6
Policyholder deposit fund withdrawals.......................  (1,167.4)  (1,470.9)  (1,041.3)
Indebtedness repayments.....................................        --      (30.2)        --
Collateralized obligations repayments.......................     (23.3)     (39.5)  (1,009.1)
Common stock dividends paid.................................     (92.2)     (87.5)     (35.1)
Contributions from minority interests.......................       1.8        0.8         --
                                                             ---------  ---------  ---------
CASH FOR FINANCING ACTIVITIES...............................    (535.2)    (988.7)  (1,475.9)
                                                             ---------  ---------  ---------
CHANGE IN CASH AND CASH EQUIVALENTS.........................      77.8       63.4      (98.4)
Cash and cash equivalents, beginning of year................     289.0      225.6      324.0
                                                             ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR...................... $   366.8  $   289.0  $   225.6
                                                             =========  =========  =========

Included in cash and cash equivalents above is cash pledged as collateral of $12.0 million, $3.1 million and $15.2 million at December 31, 2007, 2006 and 2005, respectively.

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                    2007      2006      2005
                                                  --------  --------  --------
ADDITIONAL PAID-IN CAPITAL:
Tax benefit on employee stock option awards...... $    1.1  $     --  $     --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Adjustment for initial application of FIN 48
  (Note 2).......................................     (4.0)       --        --
Net income.......................................    144.6     153.4     120.9
Common stock dividends declared..................    (92.2)    (87.5)    (35.1)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss.........................    (57.2)    (17.3)    (47.0)
                                                  --------  --------  --------
CHANGE IN STOCKHOLDER'S EQUITY...................     (7.7)     48.6      38.8
Stockholder's equity, beginning of year..........  1,787.4   1,738.8   1,700.0
                                                  --------  --------  --------
STOCKHOLDER'S EQUITY, END OF YEAR................ $1,779.7  $1,787.4  $1,738.8
                                                  ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in millions)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain amounts for 2006 and 2005 to conform with the 2007 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets; the valuation of investments in debt and equity securities and venture capital partnerships; the valuation of deferred tax assets; and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007 that would, if recognized, impact the annual effective tax rate upon recognition. See Note 14 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective
January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

   .   the extent and the duration of the decline;

   . the reasons for the decline in value (credit event, interest related or market fluctuations);

   . our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

   .   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

3. BUSINESS COMBINATIONS AND DISPOSITIONS

EMCO

On December 20, 2007, we sold all of the outstanding stock of Emprendimiento Compartido S.A (EMCO), an Argentine wholly-owned subsidiary. We realized an after-tax loss of $4.8 million on this sale. This loss, as well as EMCO's results up through the date of sale, are reported in discontinued operations in these financial statements. Prior year results have also been reported in discontinued operations.

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale of our equity holdings in Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company, for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million in our 2005 consolidated statement of operations.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. In the first quarter of 2007, 2006 and 2005, we realized after-tax gains of $8.9 million, $6.5 million and $9.3 million, respectively, which included earn-out gain consideration received. We are not entitled to any additional consideration related to this sale going forward.

4. DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                    2007      2006    INCEPTION
($ in millions)                                   --------- --------- ---------
Debt securities.................................. $ 6,919.4 $ 7,000.5 $4,773.1
Equity securities................................     134.0     120.5       --
Mortgage loans...................................      12.7      66.5    399.0
Venture capital partnerships.....................     157.3      97.9       --
Policy loans.....................................   1,357.1   1,346.6  1,380.0
Other investments................................     123.7      85.5       --
                                                  --------- --------- --------
Total closed block investments...................   8,704.2   8,717.5  6,552.1
Cash and cash equivalents........................      67.8      66.3       --
Accrued investment income........................     112.1     112.8    106.8
Receivables......................................      44.7      46.7     35.2
Deferred income taxes............................     329.3     329.8    389.4
Other closed block assets........................      10.0      19.9      6.2
                                                  --------- --------- --------
TOTAL CLOSED BLOCK ASSETS........................   9,268.1   9,293.0  7,089.7
                                                  --------- --------- --------
Policy liabilities and accruals..................   9,811.2   9,798.8  8,301.7
Policyholder dividends payable...................     332.8     331.7    325.1
Policyholder dividend obligation.................     246.0     326.9       --
Other closed block liabilities...................      49.3      47.9     12.3
                                                  --------- --------- --------
TOTAL CLOSED BLOCK LIABILITIES...................  10,439.3  10,505.3  8,639.1
                                                  --------- --------- --------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED
  BLOCK ASSETS................................... $ 1,171.2 $ 1,212.3 $1,549.4
                                                  ========= ========= ========

CLOSED BLOCK REVENUES AND EXPENSES AND
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:

                                                             YEAR ENDED
                                         CUMULATIVE         DECEMBER 31,
                                            FROM    ----------------------------
                                         INCEPTION    2007      2006      2005
($ in millions)                          ---------- --------  --------  --------
Premiums................................ $ 7,584.5  $  745.6  $  786.5  $  881.6
Net investment income...................   4,440.0     571.6     540.7     556.5
Net realized investment losses..........     (73.4)     (0.6)     40.2     (21.9)
                                         ---------  --------  --------  --------
TOTAL REVENUES..........................  11,951.1   1,316.6   1,367.4   1,416.2
                                         ---------  --------  --------  --------
Policy benefits, excluding dividends....   8,115.5     869.2     898.6     980.1
Other operating expenses................      78.9       6.1       6.3       8.6
                                         ---------  --------  --------  --------
Total benefits and expenses, excluding
  policyholder dividends................   8,194.4     875.3     904.9     988.7
                                         ---------  --------  --------  --------
Closed block contribution to income
  before dividends and income taxes.....   3,756.7     441.3     462.5     427.5
Policyholder dividends..................  (3,141.7)   (379.3)   (398.5)   (363.7)
                                         ---------  --------  --------  --------
Closed block contribution to income
  before income taxes...................     615.0      62.0      64.0      63.8
Applicable income tax expense...........    (214.3)    (20.9)    (22.0)    (22.2)
                                         ---------  --------  --------  --------
CLOSED BLOCK CONTRIBUTION TO INCOME..... $   400.7  $   41.1  $   42.0  $   41.6
                                         =========  ========  ========  ========

Policyholder dividends provided through
  earnings.............................. $ 3,186.9  $  379.3  $  398.5  $  363.7
Policyholder dividends provided through
  other comprehensive income............      46.4    (121.5)    (73.7)   (194.9)
                                         ---------  --------  --------  --------
ADDITIONS TO POLICYHOLDER DIVIDEND
  LIABILITIES...........................   3,233.3     257.8     324.8     168.8
POLICYHOLDER DIVIDENDS PAID.............  (2,979.6)   (337.6)   (339.2)   (397.2)
                                         ---------  --------  --------  --------
Change in policyholder dividend
  liabilities...........................     253.7     (79.8)    (14.4)   (228.4)
Policyholder dividend liabilities,
  beginning of period...................     325.1     658.6     673.0     901.4
                                         ---------  --------  --------  --------
Policyholder dividend liabilities, end
  of period.............................     578.8     578.8     658.6     673.0
Policyholder dividends payable, end of
  period................................    (332.8)   (332.8)   (331.7)   (338.9)
                                         ---------  --------  --------  --------
POLICYHOLDER DIVIDEND OBLIGATION, END
  OF PERIOD............................. $   246.0  $  246.0  $  326.9  $  334.1
                                         =========  ========  ========  ========

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5. REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   . On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

   . We cede 80% to 90% of the mortality risk on most new issues of term insurance.

   . In August 2006, we entered into an agreement to cede 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2.0 million or greater.

   . On January 1, 1996, we entered into a reinsurance arrangement that covers 100% of the excess death benefits and related reserves for most variable annuity policies issued from January 1, 1983 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.

   . We cede 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.

   . We entered into two separate reinsurance agreements in 1998 and 1999 to cede 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.

   . Effective January 1, 2008, we entered into an agreement to cede 75% of the risk in excess of $6.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007, inclusive.

DIRECT BUSINESS AND REINSURANCE:

                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                    ----------------------------------
                                                       2007        2006        2005
($ in millions)                                     ----------  ----------  ----------
Direct premiums.................................... $    886.6  $    917.5  $    994.7
Premiums assumed from reinsureds...................       13.6        13.7        14.0
Premiums ceded to reinsurers.......................     (101.9)      (91.5)      (80.0)
                                                    ----------  ----------  ----------
PREMIUMS........................................... $    798.3  $    839.7  $    928.7
                                                    ==========  ==========  ==========
Percentage of amount assumed to net premiums.......        1.7%        1.6%        1.5%
                                                    ==========  ==========  ==========

Direct policy benefits incurred.................... $    560.7  $    486.4  $    440.1
Policy benefits assumed from reinsureds............       17.9        14.8         8.2
Policy benefits ceded to reinsurers................      (91.9)      (64.8)      (56.4)
                                                    ----------  ----------  ----------
POLICY BENEFITS.................................... $    486.7  $    436.4  $    391.9
                                                    ==========  ==========  ==========

Direct life insurance in force..................... $155,862.7  $143,120.6  $133,990.2
Life insurance in force assumed from reinsureds....    1,937.0     1,838.7     1,810.5
Life insurance in force ceded to reinsurers........  (96,150.1)  (90,812.5)  (83,144.7)
                                                    ----------  ----------  ----------
LIFE INSURANCE IN FORCE............................ $ 61,649.6  $ 54,146.8  $ 52,656.0
                                                    ==========  ==========  ==========
Percentage of amount assumed to net insurance in
  force............................................        3.1%        3.4%        3.4%
                                                    ==========  ==========  ==========

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $817.0 million, $895.1 million and $984.8 million, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005.

Irrevocable letters of credit aggregating $56.4 million at December 31, 2007 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6. DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:

                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                    ----------------------------------
                                                       2007        2006        2005
($ in millions)                                     ----------  ----------  ----------
Policy acquisition costs deferred.................. $    463.8  $    329.2  $    187.7
Costs amortized to expenses:
   Recurring costs.................................     (198.4)     (151.9)     (114.3)
   Credit related to realized investment gains
     (losses)......................................       (0.2)        3.4        14.7
   Offsets to net unrealized investment gains or
     losses included in other comprehensive income.       63.4        16.2        70.5
                                                    ----------  ----------  ----------
Change in deferred policy acquisition costs........      328.6       196.9       158.6
Deferred policy acquisition costs, beginning of
  year.............................................    1,743.6     1,546.7     1,388.1
                                                    ----------  ----------  ----------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..... $  2,072.2  $  1,743.6  $  1,546.7
                                                    ==========  ==========  ==========

Upon completion of a study during the fourth quarter of 2007, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience and market conditions. We reflected higher interest earned in the investments, consistent with recent experience. Maintenance expenses were updated and reallocated among various lines of business. Additionally, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $4.3 million pre-tax benefit to net income.

During the fourth quarter of 2006, Life and Annuity segment income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins, and expenses. The effects of the unlocking resulted in an overall $8.2 million pre-tax benefit to net income, as well as increased unearned revenue liabilities by $3.5 million, increased benefit reserves by $7.2 million, increased reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

7. POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 3.00% to 5.25% as of December 31, 2007, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 23.0% and 26.8% of the face value of total individual life insurance in force at December 31, 2007 and 2006, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2007 and 2006, less administrative charges.

8. GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND OTHER INTANGIBLE ASSETS:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                          ---------------------
                                                             2007       2006
                                                          ---------- ----------
                                                          GROSS NET  GROSS NET
($ in millions)                                           ----- ---- ----- ----
Goodwill................................................. $6.8  $5.2 $6.8  $5.2
                                                          ====  ==== ====  ====

9. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:

                                                          AS OF DECEMBER 31,
                                              ------------------------------------------
                                                      2007                  2006
                                              --------------------  --------------------
                                              FAIR VALUE    COST    FAIR VALUE    COST
($ in millions)                               ---------- ---------  ---------- ---------
U.S. government and agency................... $   611.1  $   597.7  $   688.5  $   674.1
State and political subdivision..............     234.3      224.7      262.6      253.0
Foreign government...........................     197.2      172.0      269.6      237.9
Corporate....................................   7,023.0    7,047.3    7,179.0    7,111.7
Mortgage-backed..............................   2,826.9    2,876.3    3,072.4    3,067.1
Other asset-backed...........................   1,032.2    1,107.2    1,077.8    1,060.3
                                              ---------  ---------  ---------  ---------
AVAILABLE-FOR-SALE DEBT SECURITIES........... $11,924.7  $12,025.2  $12,549.9  $12,404.1
                                              =========  =========  =========  =========

Amounts applicable to the closed block....... $ 6,919.4  $ 6,898.1  $ 7,000.5  $ 6,858.2
                                              =========  =========  =========  =========

AVAILABLE-FOR-SALE EQUITY SECURITIES......... $   191.8  $   159.5  $   174.5  $   143.4
                                              =========  =========  =========  =========

Amounts applicable to the closed block....... $   134.0  $   109.2  $   120.5  $    95.2
                                              =========  =========  =========  =========

UNREALIZED GAINS AND LOSSES FROM GENERAL ACCOUNT SECURITIES:

                                                          AS OF DECEMBER 31,
                                              ------------------------------------------
                                                      2007                  2006
                                              --------------------  --------------------
                                                GAINS      LOSSES     GAINS      LOSSES
($ in millions)                               ---------- ---------  ---------- ---------
U.S. government and agency................... $    21.6  $    (8.2) $    21.0  $    (6.6)
State and political subdivision..............      10.9       (1.3)      12.1       (2.5)
Foreign government...........................      25.3       (0.1)      32.5       (0.8)
Corporate....................................     161.5     (185.8)     168.6     (101.3)
Mortgage-backed..............................      39.8      (89.2)      45.9      (40.6)
Other asset-backed...........................       9.7      (84.7)      22.7       (5.2)
                                              ---------  ---------  ---------  ---------
DEBT SECURITIES GAINS (LOSSES)............... $   268.8  $  (369.3) $   302.8  $  (157.0)
                                              =========  =========  =========  =========
DEBT SECURITIES NET GAINS (LOSSES)...........            $  (100.5) $   145.8
                                                         =========  =========

EQUITY SECURITIES GAINS (LOSSES)............. $    37.0  $    (4.7) $    34.2  $    (3.1)
                                              =========  =========  =========  =========
EQUITY SECURITIES NET GAINS.................. $    32.3             $    31.1
                                              =========             =========

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                         AS OF DECEMBER 31, 2007
                                       -------------------------------------------------------------
                                       LESS THAN 12 MONTHS GREATER THAN 12 MONTHS        TOTAL
                                       ------------------  ---------------------  ------------------
                                        FAIR    UNREALIZED  FAIR      UNREALIZED   FAIR    UNREALIZED
                                        VALUE     LOSSES    VALUE       LOSSES     VALUE     LOSSES
($ in millions)                        -------- ----------  --------  ----------  -------- ----------
DEBT SECURITIES
U.S. government and agency............ $   12.6  $  (0.7)  $  133.9    $  (7.5)   $  146.5  $  (8.2)
State and political subdivision.......      1.2       --       47.4       (1.3)       48.6     (1.3)
Foreign government....................      0.2       --        8.9       (0.1)        9.1     (0.1)
Corporate.............................  1,064.0    (68.2)   2,240.6     (117.6)    3,304.6   (185.8)
Mortgage-backed.......................    447.7    (35.0)   1,199.9      (54.2)    1,647.6    (89.2)
Other asset-backed....................    539.3    (58.5)     249.8      (26.2)      789.1    (84.7)
                                       --------  -------    --------   -------    --------  -------
DEBT SECURITIES....................... $2,065.0  $(162.4)  $3,880.5    $(206.9)   $5,945.5  $(369.3)
EQUITY SECURITIES.....................     49.6     (4.7)        --         --        49.6     (4.7)
                                       --------  -------    --------   -------    --------  -------
TOTAL TEMPORARILY IMPAIRED SECURITIES. $2,114.6  $(167.1)  $3,880.5    $(206.9)   $5,995.1  $(374.0)
                                       ========  =======    ========   =======    ========  =======

AMOUNTS INSIDE THE CLOSED BLOCK....... $1,082.7  $ (85.4)  $1,880.4    $ (93.0)   $2,963.1  $(178.4)
                                       ========  =======    ========   =======    ========  =======

AMOUNTS OUTSIDE THE CLOSED BLOCK...... $1,031.9  $ (81.7)  $2,000.1    $(113.9)   $3,032.0  $(195.6)
                                       ========  =======    ========   =======    ========  =======
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE..... $   93.1  $  (4.5)  $  172.1    $ (21.6)   $  265.2  $ (26.1)
                                       ========  =======    ========   =======    ========  =======
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...........           $ (25.4)              $ (39.1)             $ (64.5)
                                                 =======               =======              =======
NUMBER OF SECURITIES..................             1,079                 1,447                2,526
                                                 =======               =======              =======

Unrealized losses of below investment grade debt securities outside the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.6 million at December 31, 2007 ($2.6 million after offsets for taxes and deferred policy acquisition cost amortization). These have been at significant unrealized loss positions on a continuous basis for six months or less.

Unrealized losses of below investment grade debt securities held in the Closed Block with a fair value of less than 80% of the securities amortized cost totaled $10.0 million at December 31, 2007 ($0.0 million after offsets for change in policy dividend obligation). These have been at significant unrealized loss positions on a continuous basis for six months or less.

The securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES:

                                                         AS OF DECEMBER 31, 2006
                                       -------------------------------------------------------------
                                       LESS THAN 12 MONTHS GREATER THAN 12 MONTHS        TOTAL
                                       ------------------  ---------------------  ------------------
                                        FAIR    UNREALIZED  FAIR      UNREALIZED   FAIR    UNREALIZED
                                        VALUE     LOSSES    VALUE       LOSSES     VALUE     LOSSES
($ in millions)                        -------- ----------  --------  ----------  -------- ----------
DEBT SECURITIES
U.S. government and agency............ $  106.3   $ (2.1)  $  160.5    $  (4.5)   $  266.8  $  (6.6)
State and political subdivision.......      2.5       --       61.2       (2.5)       63.7     (2.5)
Foreign government....................      8.7     (0.1)      36.2       (0.7)       44.9     (0.8)
Corporate.............................    958.9    (14.5)   2,634.2      (86.8)    3,593.1   (101.3)
Mortgage-backed.......................    482.8     (4.7)   1,496.9      (35.9)    1,979.7    (40.6)
Other asset-backed....................    157.6     (1.3)     265.1       (3.9)      422.7     (5.2)
                                       --------   ------    --------   -------    --------  -------
DEBT SECURITIES....................... $1,716.8   $(22.7)  $4,654.1    $(134.3)   $6,370.9  $(157.0)
EQUITY SECURITIES.....................     32.7     (2.7)       1.2       (0.4)       33.9     (3.1)
                                       --------   ------    --------   -------    --------  -------
TOTAL TEMPORARILY IMPAIRED SECURITIES. $1,749.5   $(25.4)  $4,655.3    $(134.7)   $6,404.8  $(160.1)
                                       ========   ======    ========   =======    ========  =======

AMOUNTS INSIDE THE CLOSED BLOCK....... $  888.7   $(14.8)  $2,050.6    $ (64.2)   $2,939.3  $ (79.0)
                                       ========   ======    ========   =======    ========  =======

AMOUNTS OUTSIDE THE CLOSED BLOCK...... $  860.8   $(10.6)  $2,604.7    $ (70.5)   $3,465.5  $ (81.1)
                                       ========   ======    ========   =======    ========  =======
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE..... $   65.9   $ (1.4)  $  194.9    $  (9.9)   $  260.8  $ (11.3)
                                       ========   ======    ========   =======    ========  =======
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...........            $ (3.4)              $ (21.5)             $ (24.9)
                                                  ======               =======              =======
NUMBER OF SECURITIES..................               970                 1,882                2,852
                                                  ======               =======              =======

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS

                                                       AS OF DECEMBER 31,
                                                  -----------------------------
                                                       2007           2006
                                                  -------------- --------------
                                                  CARRYING FAIR  CARRYING FAIR
                                                   VALUE   VALUE  VALUE   VALUE
($ in millions)                                   -------- ----- -------- -----
PROPERTY TYPE
Apartment buildings..............................  $  --   $  --  $13.7   $14.2
Retail stores....................................   13.9    11.2   51.5    52.1
Industrial buildings.............................    3.0     3.0    8.4     8.3
Other............................................    0.1     0.1    0.1     0.1
                                                   -----   -----  -----   -----
Subtotal.........................................   17.0    14.3   73.7    74.7
   Less: Valuation allowances....................   (1.4)     --   (1.8)     --
                                                   -----   -----  -----   -----
MORTGAGE LOANS...................................  $15.6   $14.3  $71.9   $74.7
                                                   =====   =====  =====   =====
Amounts applicable to the closed block...........  $12.7   $11.4  $66.5   $68.5
                                                   =====   =====  =====   =====

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2007 and 2006 were $0.0 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $2.9 million and $5.3 million as of December 31, 2007 and 2006, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                            -----------------------
                                                             2007    2006     2005
($ in millions)                                             ------  ------  -------
Valuation allowance, beginning of year..................... $  1.8  $ 10.7  $   9.9
Additions charged to income................................     --      --      0.8
Deductions for write-offs and disposals....................   (0.4)   (8.9)      --
                                                            ------  ------  -------
VALUATION ALLOWANCE, END OF YEAR........................... $  1.4  $  1.8  $  10.7
                                                            ======  ======  =======

During the three years ended December 31, 2007, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2007.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a
$6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                            -----------------------
                                                             2007    2006     2005
($ in millions)                                             ------  ------  -------
Contributions.............................................. $ 59.5  $ 41.8  $  66.0
Equity in earnings of partnerships.........................   27.0     3.2     23.8
Distributions..............................................  (30.0)  (23.8)   (94.6)
Proceeds from sale of partnership interests................     --   (51.9)   (91.5)
Realized loss on sale of partnership interests.............     --     2.4    (13.9)
                                                            ------  ------  -------
Change in venture capital partnerships.....................   56.5   (28.3)  (110.2)
Venture capital partnership investments, beginning of
  period...................................................  116.8   145.1    255.3
                                                            ------  ------  -------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..... $173.3  $116.8  $ 145.1
                                                            ======  ======  =======

AMOUNTS APPLICABLE TO THE CLOSED BLOCK..................... $157.3  $ 97.9  $  73.4
                                                            ======  ======  =======

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2007 or 2006.

There were no earnings from affiliate securities during 2007 or 2006.

Aberdeen Asset Management PLC (Aberdeen)

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

OTHER INVESTMENTS

OTHER INVESTMENTS:

                                                             AS OF DECEMBER 31,
                                                             ------------------
                                                                2007      2006
($ in millions)                                              -------   -------
Transportation and other equipment leases................... $ 57.7    $ 60.3
Mezzanine partnerships......................................  151.6     100.9
Affordable housing partnerships.............................   17.7      19.6
Derivative instruments (Note 13)............................   22.7       7.0
Real estate.................................................   48.1      73.0
Other partnership interests/(1)/............................  119.3      46.1
                                                             ------    ------
OTHER INVESTED ASSETS....................................... $417.1    $306.9
                                                             ======    ======

Amounts applicable to the closed block...................... $123.7    $ 85.5
                                                             ======    ======
--------
/(1)/ Represents primarily hedge funds and direct equity investments.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2007, our Life Companies had on deposit securities with a fair value of $67.8 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:

                                                           YEAR ENDED
                                                          DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
($ in millions)                                   --------  --------  --------
Debt securities.................................. $  764.1  $  792.1  $  806.8
Equity securities................................      8.2       7.0       6.3
Mortgage loans...................................      1.7       6.2      20.2
Venture capital partnerships.....................     27.0       3.2      23.8
Policy loans.....................................    179.5     169.3     165.8
Other investments................................     43.8      40.0      47.8
Other income.....................................      8.3        --        --
Cash and cash equivalents........................     15.2      13.0       5.9
                                                  --------  --------  --------
Total investment income..........................  1,047.8   1,030.8   1,076.6
Discontinued operations..........................     (7.5)     (6.6)     (4.8)
Investment expenses..............................    (21.2)    (15.1)    (15.5)
                                                  --------  --------  --------
NET INVESTMENT INCOME, GENERAL ACCOUNT
  INVESTMENTS....................................  1,019.1   1,009.1   1,056.3
Debt and equity securities pledged as collateral
  (Note 12)......................................     15.7      19.0      33.9
                                                  --------  --------  --------
NET INVESTMENT INCOME............................ $1,034.8  $1,028.1  $1,090.2
                                                  ========  ========  ========

Amounts applicable to the closed block........... $  571.6  $  540.7  $  556.5
                                                  ========  ========  ========

For 2007, 2006 and 2005, net investment income was lower by $16.7 million, $12.1 million and $15.4 million, respectively, due to non-income producing debt securities. Of these amounts, $8.8 million, $8.4 million and $12.1 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                             ----------------------
                                                              2007    2006    2005
($ in millions)                                              ------  ------  ------
Debt security impairments................................... $(46.4) $ (7.9) $(31.2)
Equity security impairments.................................   (0.5)     --    (2.1)
Mortgage loan impairments...................................     --      --    (0.8)
Affiliate equity security impairments.......................     --      --      --
Other invested asset impairments............................   (3.9)     --      --
Debt and equity securities pledged as collateral impairments   (0.8)   (1.0)   (1.2)
                                                             ------  ------  ------
IMPAIRMENT LOSSES...........................................  (51.6)   (8.9)  (35.3)
                                                             ------  ------  ------
Debt security transaction gains.............................   21.9    62.1    19.2
Debt security transaction losses............................   (9.3)  (20.1)  (37.2)
Equity security transaction gains...........................   12.5    25.7     5.8
Equity security transaction losses..........................   (3.0)   (3.8)  (12.5)
Mortgage loan transaction gains.............................    1.4     3.2      --
Venture capital partnership transaction gains (losses)......     --     2.4   (13.9)
Affiliate equity security transaction gains.................   13.7    10.4    14.4
Affiliate equity security transaction losses................     --      --   (10.7)
Real estate transaction gains...............................    1.6      --      --
Real estate transaction losses..............................   (0.2)     --    (0.6)
Debt and equity securities pledged as collateral gains......    2.6      --     2.5
Debt and equity securities pledged as collateral losses.....   (0.8)     --      --
Other investments transaction gains.........................    8.9     2.8    15.1
Other investments transaction losses........................   (5.9)     --      --
                                                             ------  ------  ------
NET TRANSACTION GAINS (LOSSES)..............................   43.4    82.7   (17.9)
                                                             ------  ------  ------
NET REALIZED INVESTMENT GAINS (LOSSES)...................... $ (8.2) $ 73.8  $(53.2)
                                                             ======  ======  ======

Debt security impairments during 2007 reflected the effects of credit impairments related to the sub-prime, Alt-A and second-lien residential mortgage markets, including a $17.1 million full impairment of a direct investment in a collateralized debt obligation.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):

                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                     -------------------------
                                                       2007     2006     2005
($ in millions)                                      -------  -------  -------
Debt securities..................................... $(246.3) $(125.9) $(313.0)
Equity securities...................................     1.2     12.7      2.6
Debt and equity securities pledged as collateral....   (16.4)    (9.1)   (93.3)
Other investments...................................    (1.6)      --     (7.5)
                                                     -------  -------  -------
NET UNREALIZED INVESTMENT LOSSES.................... $(263.1) $(122.3) $(411.2)
                                                     =======  =======  =======

Net unrealized investment losses.................... $(263.1) $(122.3) $(411.2)
                                                     -------  -------  -------
Applicable policyholder dividend obligation.........  (121.5)   (73.8)  (194.8)
Applicable deferred policy acquisition costs........   (63.4)   (16.2)   (70.5)
Applicable deferred income tax benefit..............   (20.4)    (8.2)   (20.1)
                                                     -------  -------  -------
Offsets to net unrealized investment losses.........  (205.3)   (98.2)  (285.4)
                                                     -------  -------  -------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER
  COMPREHENSIVE INCOME (NOTE 15).................... $ (57.8) $ (24.1) $(125.8)
                                                     =======  =======  =======

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:

                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                        -------------------------------
                                                           2007       2006       2005
($ in millions)                                         ---------  ---------  ---------
Debt security purchases................................ $(3,923.2) $(4,451.0) $(4,500.4)
Equity security purchases..............................     (76.6)     (54.9)    (150.8)
Venture capital partnership investments................     (60.0)     (41.8)     (65.7)
Other invested asset purchases.........................    (159.7)     (88.5)     (87.2)
Policy loan advances, net..............................     (58.5)     (77.0)     (48.3)
                                                        ---------  ---------  ---------
INVESTMENT PURCHASES................................... $(4,278.0) $(4,713.2) $(4,852.4)
                                                        =========  =========  =========

Debt securities sales.................................. $ 2,929.8  $ 3,653.6  $ 2,925.8
Debt securities maturities and repayments..............   1,370.3    1,580.6    1,367.6
Equity security sales..................................      68.6       87.4      225.4
Mortgage loan maturities and principal repayments......      57.7       60.3       79.2
Venture capital partnership capital distributions......      30.0       75.7      185.9
Real estate and other invested assets sales............     118.4      103.7       17.8
                                                        ---------  ---------  ---------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............ $ 4,574.8  $ 5,561.3  $ 4,801.7
                                                        =========  =========  =========

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2007 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2007.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:

                                                             MORTGAGE
                                                     DEBT    LOANS AT
                                                  SECURITIES CARRYING
                                                   AT COST    VALUE     TOTAL
($ in millions)                                   ---------- -------- ---------
Due in one year or less.......................... $   436.9   $ 3.0   $   439.9
Due after one year through five years............   1,892.7     9.6     1,902.3
Due after five years through ten years...........   3,589.3      --     3,589.3
Due after ten years..............................   6,106.3     3.0     6,109.3
                                                  ---------   -----   ---------
TOTAL............................................ $12,025.2   $15.6   $12,040.8
                                                  =========   =====   =========
10. FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:

                                                      AS OF DECEMBER 31,
                                                -------------------------------
                                                     2007            2006
                                                --------------- ---------------
                                                CARRYING  FAIR  CARRYING  FAIR
                                                 VALUE    VALUE  VALUE    VALUE
($ in millions)                                 -------- ------ -------- ------
7.15% surplus notes............................  $174.0  $179.6  $174.0  $189.6
                                                 ------  ------  ------  ------
TOTAL INDEBTEDNESS.............................  $174.0  $179.6  $174.0  $189.6
                                                 ======  ======  ======  ======

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, we amended and restated our existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009.

Potential borrowers on the credit line are The Phoenix Companies, Inc., PXP and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this facility to Phoenix Life and PXP. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. There are no current borrowings on the credit facility.

The credit facility contains covenants that require us at all times to maintain a minimum level of consolidated stockholders' equity, based on GAAP standards in effect on June 6, 2006 and a maximum consolidated debt-to-capital ratio of 30%. In addition, Phoenix Life must maintain a minimum risk-based capital ratio of 250% and a minimum A.M. Best financial strength rating of "A-". Borrowings under the facility are not conditioned on the absence of a material adverse change.

INTEREST EXPENSE ON INDEBTEDNESS:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              -----------------
                                                               2007  2006  2005
($ in millions)                                               ----- ----- -----
INTEREST EXPENSE INCURRED.................................... $12.4 $14.5 $14.7
                                                              ===== ===== =====
INTEREST PAID................................................ $12.5 $14.6 $14.6
                                                              ===== ===== =====

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in insurance, investment management and product fees. In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently cede to reinsurers a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   . Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

   . Liabilities associated with the guaranteed minimum income benefit (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB, 200 stochastically generated scenarios were used. For annuities with GMIB, we used 1,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:

                                                             AS OF DECEMBER 31,
                                                             ------------------
                                                               2007      2006
($ in millions)                                              --------  --------
Debt securities............................................. $  736.7  $  733.0
Equity funds................................................  2,895.4   2,591.0
Other.......................................................    103.9      92.2
                                                             --------  --------
TOTAL....................................................... $3,736.0  $3,416.2
                                                             ========  ========

CHANGES IN GUARANTEED LIABILITY BALANCES (NET OF REINSURANCE RECOVERABLES):

                                                                 YEAR ENDED
                                                             DECEMBER 31, 2007
                                                             ------------------
                                                             ANNUITY   ANNUITY
                                                             GMDB/(1)/  GMIB
($ in millions)                                              --------  --------
Liability balance as of January 1, 2007..................... $   32.2  $    3.7
Incurred....................................................    (26.3)      2.2
Paid........................................................     (2.7)       --
                                                             --------  --------
LIABILITY BALANCE AS OF DECEMBER 31, 2007................... $    3.2  $    5.9
                                                             ========  ========

CHANGES IN GUARANTEED LIABILITY BALANCES:

(NET OF REINSURANCE RECOVERABLES):

                                                                 YEAR ENDED
                                                             DECEMBER 31, 2006
                                                             ------------------
                                                             ANNUITY   ANNUITY
                                                             GMDB/(1)/  GMIB
($ in millions)                                              --------  --------
Liability balance as of January 1, 2006..................... $   32.7  $    2.5
Incurred....................................................      3.2       1.2
Paid........................................................     (3.7)       --
                                                             --------  --------
LIABILITY BALANCE AS OF DECEMBER 31, 2006................... $   32.2  $    3.7
                                                             ========  ========
--------
/(1)/ The reinsurance recoverable asset related to the GMDB was $1.4 million and $21.5 million as of December 31, 2007 and 2006, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts, beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2007 and 2006, 100% of the aggregate account value with the GMWB, GMAB and GPAF features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. We began hedging our GMAB exposure in 2006 and GMWB exposure during fourth quarter 2007 using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2007 and 2006, the embedded derivative for GMWB, GMAB and GPAF was immaterial. Benefit payments made for the GMWB, GMAB and GPAF during 2007 or 2006 were immaterial.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:

                                                                 NET AMOUNT   AVERAGE
                                                                   AT RISK   ATTAINED
                                                        ACCOUNT     AFTER     AGE OF
                                                         VALUE   REINSURANCE ANNUITANT
($ in millions)                                         -------- ----------- ---------
GMDB return of premium/(1)/............................ $1,451.0    $ 5.5       59
GMDB step up/(2)/......................................  1,915.4     37.6       60
GMDB earnings enhancement benefit (EEB)/(3)/...........     78.4       --       60
GMDB greater of annual step up and roll up/(4)/........     42.5      3.6       63
                                                        --------    -----
TOTAL GMDB AT DECEMBER 31, 2007........................ $3,487.3    $46.7
                                                        ========    =====

GMIB................................................... $  716.8                59
GMAB...................................................    389.8                55
GMWB...................................................    214.6                62
GPAF...................................................     43.3                74
                                                        --------
TOTAL AT DECEMBER 31, 2007............................. $1,364.5
                                                        ========

--------
/(1)/ Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

/(2)/ Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

/(3)/ EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

11. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

/(4)/ Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2007 and 2006, we held additional universal life benefit reserves of $34.7 million and $12.7 million, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
    OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to 10 collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These 10 collateralized obligation trusts are investment trusts with aggregate assets of $3.6 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $9.1 million, $8.0 million and $8.8 million during the years ended December 31, 2007, 2006 and 2005, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the 10 collateralized obligation trusts is $13.4 million at December 31, 2007 (none of which relates to trusts that are consolidated), all of which relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2007 and 2006 and three as of December 31, 2005. As of
December 31, 2007, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.5 million, $0.7 million and $5.0 million for the years ended December 31, 2007, 2006 and 2005, respectively, related to these consolidated obligation trusts.

The other eight variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.4 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $13.4 million (all of which are investment grade debt securities at December 31, 2007).

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                    AS OF DECEMBER 31,
                                            -----------------------------------
                                                  2007              2006
                                            ----------------- -----------------
                                            FAIR VALUE  COST  FAIR VALUE  COST
($ in millions)                             ---------- ------ ---------- ------

Debt securities pledged as collateral......   $219.1   $219.3   $267.2   $251.4
Equity securities pledged as collateral....       --      0.1      0.6      0.3
                                              ------   ------   ------   ------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED
  AS COLLATERAL............................   $219.1   $219.4   $267.8   $251.7
                                              ======   ======   ======   ======

Cash and accrued investment income of $13.4 million and $5.0 million are included in the amounts above at December 31, 2007 and 2006, respectively.

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $307.2 million and $332.2 million at December 31, 2007 and 2006, respectively, and non-recourse derivative cash flow hedge liability of $10.7 million (notional amount of $211.1 million with maturity of June 1, 2009) and $11.8 million (notional amount of $222.9 million with maturities of 2005-2013) at December 31, 2007 and 2006, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2007 and 2006.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                        AS OF DECEMBER 31,
                                                    --------------------------
                                                        2007          2006
                                                    ------------  ------------
                                                    GAINS LOSSES  GAINS LOSSES
($ in millions)                                     ----- ------  ----- ------
Debt securities pledged as collateral.............. $29.0 $(29.2) $35.4 $(19.6)
Equity securities pledged as collateral............    --   (0.1)   0.4   (0.1)
                                                    ----- ------  ----- ------
TOTAL.............................................. $29.0 $(29.3) $35.8 $(19.7)
                                                    ===== ======  ===== ======
NET UNREALIZED GAINS...............................       $ (0.3) $16.1
                                                          ======  =====

AGING OF TEMPORARILY IMPAIRED DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:

                                                    AS OF DECEMBER 31, 2007
                                       -------------------------------------------------
                                          LESS THAN       GREATER THAN
                                          12 MONTHS        12 MONTHS          TOTAL
                                       ---------------  ---------------  ---------------
                                       FAIR  UNREALIZED FAIR  UNREALIZED FAIR  UNREALIZED
                                       VALUE   LOSSES   VALUE   LOSSES   VALUE   LOSSES
($ in millions)                        ----- ---------- ----- ---------- ----- ----------
Corporate............................. $ --    $  --    $ --    $ (2.0)  $  --   $ (2.0)
Mortgage-backed.......................  3.7     (0.4)    7.2     (12.7)   10.9    (13.1)
Other asset-backed....................  2.6       --     0.2     (14.1)    2.8    (14.1)
                                       ----    -----    ----    ------   -----   ------
DEBT SECURITIES....................... $6.3    $(0.4)   $7.4    $(28.8)  $13.7   $(29.2)
EQUITY SECURITIES PLEDGED AS
  COLLATERAL..........................   --       --      --      (0.1)     --     (0.1)
                                       ----    -----    ----    ------   -----   ------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL............... $6.3    $(0.4)   $7.4    $(28.9)  $13.7   $(29.3)
                                       ====    =====    ====    ======   =====   ======

Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $2.6 million at December 31, 2007. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2007.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:

                                                                          2007
                                                                          COST
($ in millions)                                                          ------
Due in one year or less................................................. $ 19.1
Due after one year through five years...................................   16.1
Due after five years through ten years..................................   25.9
Due after ten years.....................................................  158.2
                                                                         ------
TOTAL DEBT SECURITIES................................................... $219.3
                                                                         ======

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2007, 2006 and 2005 is $0.8 million, $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:

                                                           AS OF AND FOR THE
                                                        YEAR ENDED DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in millions)                                         ------  ------  ------
INCREASE (DECREASE) IN NET INCOME...................... $  1.0  $ (1.0) $  1.3
                                                        ======  ======  ======
REDUCTION TO STOCKHOLDERS' EQUITY...................... $(85.4) $(71.2) $(67.9)
                                                        ======  ======  ======

12. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS (CONTINUED)

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

13. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN GENERAL ACCOUNT:

                                                      AS OF DECEMBER 31,
                                                -------------------------------
                                                     2007            2006
                                                --------------- ---------------
                             NOTIONAL
                              AMOUNT  MATURITY  ASSET LIABILITY ASSET LIABILITY
($ in millions)              -------- --------- ----- --------- ----- ---------
INTEREST RATE SWAPS.........
   Cash flow hedges.........   $ --     2007    $  --   $ --    $0.4    $ --
   Non-hedging derivative
     instruments............     22     2017      0.2    0.2     2.1     1.2
CROSS CURRENCY SWAPS........     35   2012-2016    --    2.9      --     1.0
PUT OPTIONS.................    150   2016-2017  21.5     --     4.0      --
CALL OPTIONS................      6     2008      0.5     --      --      --
OTHER.......................     56     2008      0.5     --     0.5      --
                               ----             -----   ----    ----    ----
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT
  POSITIONS.................   $269             $22.7   $3.1    $7.0    $2.2
                               ====             =====   ====    ====    ====

INTEREST RATE SWAPS

We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. These interest rate swaps do not qualify for hedge accounting treatment and are stated at fair value (market value) with their change in valuation reported in net realized capital gains/losses.

Interest Rate Options

We use interest rate options, such as caps to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate cap gives us the right to receive, over the maturity of the contract, the excess of a reference rate index that is determined. The cash settlement or payoff from these cap contracts is made on a quarterly basis based on the rate difference times notional principal.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use the following to hedge against market risks from changes in volatility, interest rates, and equity indices associated with our Life and Annuity products:

   . Equity index options, such as S&P 500 puts for the variable annuity guaranteed minimum living benefit (GMAB/GMWB) rider liabilities;

   . Equity index options, such as S&P 500 European calls for the Equity Index Universal Life (EIUL); and

   . Equity index options, such as S&P European, Asian and Binary calls for the Equity Index Annuity (EIA).

An equity index put option affords us the right to sell a specified equity index at the established price determined at the time the instrument was purchased. We may use short-dated options, which are traded on exchanges or use long-dated over-the-counter options, which require entering into an agreement with another party (referred to as the counterparty).

An equity index call option affords us the right to buy a specified equity index at the established price determined at the time the instrument was purchased. We used exact-dated options, which are traded over-the-counter with another party (referred to as the counterparty) to closely replicate the option payoff profile embedded in EIA and EIUL liabilities.

We are exposed to credit-related losses in the event of nonperformance by counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of equity index options is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS:

                                                  AS OF DECEMBER 31,
                                        ---------------------------------------
                                               2007                2006
                                        ------------------- -------------------
                                        CARRYING    FAIR    CARRYING    FAIR
                                         VALUE      VALUE    VALUE      VALUE
($ in millions)                         --------- --------- --------- ---------
Cash and cash equivalents.............. $   366.8 $   366.8 $   289.0 $   289.0
Available-for-sale debt securities
  (Note 9).............................  11,924.7  11,924.7  12,549.9  12,549.9
Available-for-sale equity securities
  (Note 9).............................     191.8     191.8     174.5     174.5
Mortgage loans (Note 9)................      15.6      14.3      71.9      74.7
Debt and equity securities pledged as
  collateral (Note 12).................     219.1     219.1     267.8     267.8
Derivative financial instruments.......      22.7      22.7       7.0       7.0
Policy loans (Note 9)..................   2,380.5   2,495.6   2,322.0   2,415.9
                                        --------- --------- --------- ---------
FINANCIAL ASSETS....................... $15,121.2 $15,235.0 $15,682.1 $15,778.8
                                        ========= ========= ========= =========

Investment contracts................... $ 1,808.9 $ 1,803.9 $ 2,228.4 $ 2,190.9
Non-recourse collateralized
  obligations (Note 12)................     317.9     232.5     344.0     272.8
Indebtedness (Note 10).................     174.0     179.6     174.0     189.6
Derivative financial instruments.......       3.1       3.1       2.2       2.2
                                        --------- --------- --------- ---------
FINANCIAL LIABILITIES.................. $ 2,303.9 $ 2,219.1 $ 2,748.6 $ 2,655.5
                                        ========= ========= ========= =========

14. INCOME TAXES

ALLOCATION OF INCOME TAXES:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                         ---------------------
                                                          2007    2006   2005
($ in millions)                                          ------  -----  ------
Income taxes (benefit) applicable to:
   Current.............................................. $  5.1  $26.1  $  6.6
   Deferred.............................................   37.0   47.1    32.7
                                                         ------  -----  ------
   Continuing operations................................   42.1   73.2    39.3
   Discontinued operations..............................   (1.5)   0.7     0.6
                                                         ------  -----  ------
INCOME TAXES APPLICABLE TO NET INCOME...................   40.6   73.9    39.9
Other comprehensive loss................................  (20.7)  (8.2)  (22.1)
                                                         ------  -----  ------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME......... $ 19.9  $65.7  $ 17.8
                                                         ======  =====  ======
INCOME TAXES PAID (REFUNDED)............................ $ 17.7  $14.5  $(14.1)
                                                         ======  =====  ======

EFFECTIVE INCOME TAX RATE:

                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                         2007    2006    2005
($ in millions)                                         ------  ------  ------
Income from continuing operations before income taxes
  and minority interest................................ $191.1  $225.8  $159.2
                                                        ------  ------  ------
Income taxes at statutory rate of 35.0%................   66.9    79.1    55.7
Valuation allowance release............................  (11.0)     --      --
Dividends received deduction...........................   (6.3)   (3.1)   (7.8)
Low income housing tax credit..........................   (4.1)   (4.0)   (4.0)
Tax interest recoveries................................     --      --    (5.3)
Historic rehabilitation and other tax credits..........     --    (0.6)   (2.3)
Realized losses (gains) on available-for-sale
  securities pledged as collateral.....................   (0.4)    0.3    (0.5)
Other, net.............................................   (3.0)    1.5     3.5
                                                        ------  ------  ------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS  $ 42.1  $ 73.2  $ 39.3
                                                        ======  ======  ======

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              ----------------
                                                                2007     2006
($ in millions)                                               -------  -------
Deferred income tax assets:
Future policyholder benefits................................. $ 337.8  $ 290.7
Unearned premiums/deferred revenues..........................   104.1    103.3
Employee benefits............................................    53.3     58.3
Intangible assets............................................     0.1      2.1
Net operating and capital loss carryover benefits............    21.1     13.7
Historic rehabilitation and other tax credits................    29.8     16.4
Foreign tax credits carryover benefits.......................    14.3     14.3
Other........................................................     1.4      5.0
Valuation allowance..........................................    (1.1)   (12.1)
                                                              -------  -------
GROSS DEFERRED INCOME TAX ASSETS.............................   560.8    491.7
                                                              -------  -------
Deferred tax liabilities:
Deferred policy acquisition costs............................  (523.5)  (434.6)
Investments..................................................  (111.3)  (126.7)
Other........................................................    (8.7)      --
                                                              -------  -------
GROSS DEFERRED INCOME TAX LIABILITIES........................  (643.5)  (561.3)
                                                              -------  -------
DEFERRED INCOME TAX LIABILITIES.............................. $ (82.7) $ (69.6)
                                                              =======  =======

We are included in the consolidated federal income tax return filed by The Phoenix Companies and are party to a tax sharing agreement by and among The Phoenix Companies and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

As of December 31, 2007, we had deferred tax assets of $5.5 million and $14.5 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $15.8 million are scheduled to expire between the years 2019 and 2027. The federal capital losses of $41.5 million are scheduled to expire in 2010 and 2012. The state net operating losses of $15.2 million related to the non-life subgroup are scheduled to expire between 2019 and 2026. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million valuation allowance at the end of 2007 and 2006, relative to the state deferred tax assets.

As of December 31, 2007, we had deferred income tax assets of $29.8 million related to general business tax credit carryovers, which are expected to expire between the years 2022 and 2026.

As of December 31, 2007, we had deferred income tax assets of $14.3 million related to foreign tax credit carryovers, which are expected to expire between the 2011 and 2016 tax years.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2007 and 2006 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary. During the year, management identified sources of future taxable income that would allow for the realization of the entire foreign tax credit carryover. Accordingly, the valuation allowance related to the Company's foreign tax credit of $11.0 million was released.

We adopted the provisions of FASB, Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $4.0 million, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $20.7 million of total gross unrecognized tax benefits as of January 1, 2007.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is a follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF UNRECOGNIZED TAX BENEFITS:

($ in millions)
Balance at January 1, 2007.............................................. $20.7
Reductions for tax positions of prior years.............................  (2.2)
Settlements with taxing authorities.....................................  (1.1)
                                                                         -----
BALANCE AT DECEMBER 31, 2007............................................ $17.4
                                                                         =====

The entire amount of unrecognized tax benefits at December 31, 2007 would, if recognized, impact the annual effective tax rate upon recognition.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increase to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Together with The Phoenix Companies, Phoenix Life files consolidated, combined, unitary or separate income tax returns in the U.S., federal, various state and foreign jurisdictions. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our consolidated U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. State examinations are being conducted by Connecticut for the years 1996 through 2005 and New York for the years 2003 through 2005. We do not believe that these examinations will result in a material change to our financial position.

15. OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:

                                                                       YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------
                                                               2007             2006             2005
                                                         ---------------  ---------------  ----------------
                                                          GROSS     NET    GROSS     NET    GROSS     NET
($ in millions)                                          -------  ------  -------  ------  -------  -------
Unrealized losses on investments........................ $(239.3) $(37.5) $(177.3) $(37.8) $(358.4) $ (91.1)
Net realized investment gains (losses) on
  available-for-sale securities included in net income..   (23.8)  (20.3)    55.0    13.7    (52.8)   (34.7)
                                                         -------  ------  -------  ------  -------  -------
Net unrealized investment losses........................  (263.1)  (57.8)  (122.3)  (24.1)  (411.2)  (125.8)
Net unrealized foreign currency translation adjustment..     1.4     0.9     (0.3)   (0.1)    (6.0)    (4.0)
Net unrealized derivative instruments gains (losses)....    (1.1)   (0.3)     7.1     6.9     82.8     82.8
                                                         -------  ------  -------  ------  -------  -------
Other comprehensive loss................................  (262.8) $(57.2)  (115.5) $(17.3)  (334.4) $ (47.0)
                                                         -------  ======  -------  ======  -------  =======
Applicable policyholder dividend obligation.............  (121.5)           (73.8)          (194.8)
Applicable deferred policy acquisition cost amortization   (63.4)           (16.2)           (70.5)
Applicable deferred income tax benefit..................   (20.7)            (8.2)           (22.1)
                                                         -------          -------          -------
Offsets to other comprehensive income...................  (205.6)           (98.2)          (287.4)
                                                         -------          -------          -------
OTHER COMPREHENSIVE LOSS................................ $ (57.2)         $ (17.3)         $ (47.0)
                                                         =======          =======          =======

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:

                                                                    AS OF DECEMBER 31,
                                                             -------------------------------
                                                                   2007            2006
                                                             ---------------  --------------
                                                              GROSS     NET    GROSS    NET
($ in millions)                                              -------  ------  ------  ------
Unrealized gains on investments............................. $ (77.7) $(55.0) $185.4  $  2.8
Unrealized foreign currency translation adjustment..........     0.8      --    (0.6)   (0.9)
Unrealized losses on derivative instruments.................   (34.4)  (18.0)  (33.3)  (17.7)
                                                             -------  ------  ------  ------
Accumulated other comprehensive income......................  (111.3) $(73.0)  151.5  $(15.8)
                                                             -------  ======  ------  ======
Applicable policyholder dividend obligation.................    46.2           167.7
Applicable deferred policy acquisition costs................   (63.6)           (0.3)
Applicable deferred income taxes............................   (20.9)           (0.1)
                                                             -------          ------
Offsets to accumulated other comprehensive income...........   (38.3)          167.3
                                                             -------          ------
ACCUMULATED OTHER COMPREHENSIVE INCOME                       $ (73.0)         $(15.8)
                                                             =======          ======

16. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, we sponsored the aforementioned employee benefit plans. Effective June 25, 2001, our parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes) and $6.5 million ($4.2 million after income taxes) in 2006 and 2005, respectively, primarily in connection with organizational and employment-related costs.

17. DISCONTINUED OPERATIONS

During 2007, we sold 100% of the stock held by us in Emprendimiento Compartido S.A. (EMCO), an Argentine wholly-owned subsidiary. We realize an after-tax loss of $4.8 million on this sale. The net after-tax income (loss) included in discontinued operations for the years ended December 31, 2007, 2006 and 2005 was $(3.5) million, $1.1 million and $1.1 million, respectively.

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:

                                                        AS OF AND FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                        -----------------------------
                                                          2007      2006      2005
($ in millions)                                         --------  --------  --------
Statutory capital, surplus, and surplus notes.......... $  848.1  $  932.5  $  873.2
Asset valuation reserve (AVR)..........................    192.6     187.8     210.8
                                                        --------  --------  --------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR...... $1,040.7  $1,120.3  $1,084.0
                                                        ========  ========  ========
STATUTORY GAIN FROM OPERATIONS......................... $  115.2  $  131.6  $  106.2
                                                        ========  ========  ========
STATUTORY NET INCOME................................... $   80.0  $  162.0  $   61.0
                                                        ========  ========  ========

18. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS (CONTINUED)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2007 and 2006.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $92.2 million in 2007 and is able to pay $83.8 million in dividends in 2008 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $83.8 million in 2008, would be subject to the discretion of the New York Superintendent of Insurance.

19. PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:

                                                           AS OF DECEMBER 31,
                                                   -----------------------------------
                                                         2007              2006
                                                   ----------------- -----------------
                                                            CARRYING          CARRYING
                                                     COST    VALUE     COST    VALUE
($ in millions)                                    -------  -------- -------  --------
Real estate....................................... $ 106.8   $36.1   $ 105.5   $37.0
Equipment.........................................   213.1    49.2     200.2    40.9
Leasehold improvements............................      --      --       0.8     0.7
                                                   -------   -----   -------   -----
Premises and equipment cost and carrying value....   319.9   $85.3     306.5   $78.6
                                                             =====             =====
Accumulated depreciation and amortization.........  (234.6)           (227.9)
                                                   -------           -------
PREMISES AND EQUIPMENT............................ $  85.3           $  78.6
                                                   =======           =======

Depreciation and amortization expense for premises and equipment for 2007, 2006 and 2005 totaled $12.8 million, $12.1 million and $9.2 million, respectively.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $3.0 million, $2.7 million and $2.4 million in 2007, 2006 and 2005, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $12.4 million as of December 31, 2007, payable as follows: 2008, $2.5 million; 2009, $2.1 million; 2010, $2.0 million; 2011, $1.4 million; 2012, $1.0 million; and
thereafter, $3.5 million.

20. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $11.6 million, $9.8 million and $9.4 million for 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $0.5 million, as of December 31, 2007 and 2006, respectively. Through July 2007, PXP provided investment advisory services to the variable product separate accounts. They received variable product separate account fees on our behalf, retained a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.0 million and $0.7 million as of December 31, 2007 and 2006, respectively. The variable product separate account fees retained by PXP were $0.5 million, $1.8 million and $1.9 million for 2007, 2006 and 2005, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $0.6 million as of December 31, 2007.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% for the year ended December 31, 2005. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3.0 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2007 and 2006 were $42.0 million and $54.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $60.2 million, $48.9 million and $45.3 million for 2007, 2006 and 2005, respectively. Amounts payable to PEPCO were $2.4 million and $0.5 million, as of December 31, 2007 and 2006, respectively.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2007, 2006 and 2005, we incurred $62.3 million, $50.1 million and $37.6 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $3.9 million and $2.4 million as of December 31, 2007 and 2006, respectively.

21. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, in October 2007, the New York State Insurance Department commenced the on-site portion of its routine quinquennial financial and market conduct exam of Phoenix Life and its New York domiciled life insurance subsidiary for the five year period ending December 31, 2007.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In May 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.

22. OTHER COMMITMENTS

During the normal course of business, we enter into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2007, we had committed $164.4 million under such investments, of which $62.6 million is expected to be disbursed by December 31, 2008.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $13.3 million at December 31, 2007.

                                     Part C

                                Other Information

Item 26. Exhibits.

(a)  Board of Directors Resolution.

     Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Post-Effective Amendment No. 14 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 1998.

(b)  Custodian Agreements.

     Not applicable.

(c)  Underwriting Contracts.

     (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793) filed via EDGAR on April 30, 2004.

     (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Post-Effective Amendment No. 27 on Form N-6 (File No. 033-06793) filed via EDGAR on April 25, 2005.

(d)  Contracts.

     (1) Fixed and Flexible Premium Variable Universal Life Insurance Policy Form Number V616 of the Depositor is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on February 9, 2005.

     (2) Form of Fixed and Flexible Premium Variable Universal Life Insurance Policy, Form Number 06PEXVUL of Depositor is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on February 9, 2005.

     (3) Form of Fixed and Flexible Premium Variable Universal Life Insurance Policy Form Number 06PEXVUL replacement pages (sections 18 and 20) of Depositor is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 11, 2006.

(e)  Applications.

     (1) Form of application for this product, Form Number OL4138 of the Depositor is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on February 9, 2005.

     (2) Forms of application for this product, Form Numbers OL4248ME.1, OL4248NY, OL4250ME and OL4250NY of the Depositor is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 11, 2006.

(f)  Depositor's Certificate of Incorporation and By laws.

     (1) Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004 is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) via EDGAR on February 9, 2005.

     (2) Amended and Restated bylaws of Phoenix Life Insurance Company dated February 2, 2006 is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(g)  Reinsurance Contracts.


     Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-143656), filed via EDGAR on November 7, 2007.


(h)  Participation Agreements.

     (1) (a) Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

          (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

          (c) Amendment to Participation Agreement dated May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778) filed via EDGAR on April 27, 2006.

          (d) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 14, 2006.

     (2) (a) Participation Agreement dated April 18, 1995 between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

          (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (4) (a) Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

          (b) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

          (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (5) Participation Agreement dated May 1, 2006 among The Universal Institutional Funds, Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc. and Phoenix Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035) filed via EDGAR on December 19, 2006.

     (6) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (7) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund, II and III and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (8) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793) filed via EDGAR on April 29, 2002.

     (9) Amended and Restated Participation Agreement dated January 1, 2007 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Post-Effective Amendment No. 27 on Form N-6 (File No. 033-87376) filed via EDGAR on February 20, 2007.

     (10) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

     (11) Fund Participation Agreement dated May 5, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisors Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

     (12) Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

     (13) Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor, LLC is incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

     (14) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-6 (File No. 333-119919) filed via EDGAR on August 14, 2006.

     (15) Participation Agreement among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. dated May 30, 2003 is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793) filed via EDGAR on April 30, 2004.


     (16) Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123040) filed via EDGAR on September 6, 2007.

     (17) Participation Agreement dated February 1, 2008 among Phoenix Life Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.

     (18) Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020), filed via EDGAR on April 30, 2008.


(i)  Administrative Contracts.

     (1) Service Agreement dated January 1, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793) filed via EDGAR on April 30, 2004.

     (2) First Amendment to Service Agreement dated November 11, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793) filed via EDGAR on April 30, 2004).

     (3) Second Amendment to Service Agreement dated February 27, 2004 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on February 9, 2005.

     (4) Third Amendment to Service Agreement dated November 15, 2004 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, Post-Effective Amendment No. 1 on Form N-6 (File No. 333-119919) filed via EDGAR on April 25, 2005.

     (5) Fourth Amendment to Service Agreement dated November 13, 2005 by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-23171) filed via EDGAR on April 27, 2006.

(j)  Other Material Contracts.


     (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333- 123035), filed via EDGAR on September 7, 2007.

     (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-123035), filed via EDGAR on September 7, 2007.

     (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.


     (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2, between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Form N-4 (File No. 333-123035), Post-Effective Amendment No. 6, filed via EDGAR on September 28, 2007.


     (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

(k)  Legal Opinion.


     (1) Opinion and Consent of Counsel of Michele Drummey, Esq. is filed herewith.


(l)  Actuarial Opinion.

     Not applicable.

(m)  Calculation.

     Not applicable.

(n)  Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm is filed herewith.


     (2) Powers of Attorney, are incorporated by reference to Post-Effective Amendment No. 51 on Form N-4 (File No. 002-78020) filed via EDGAR on April 30, 2008.


(o)  Omitted Financial Statements.

     Not applicable.

(p)  Initial Capital Agreements.

     Not applicable.

(q)  Redeemability Exemption.

     Not applicable.

Item 27. Directors and Officers of the Depositor.

Name and Principal Business Address      Positions and Offices with Depositor
-----------------------------------   ------------------------------------------
Sal H. Alfiero*                       Director
Protective Industries, LLC
Buffalo, NY

Martin N. Baily                       Director
The Brookings Institution
Washington, DC

Jean S. Blackwell                     Director
Cummins Inc.
Columbus, IN

Peter C. Browning*                    Director

Arthur P. Byrne                       Director
J.W. Childs Associates
Boston, MA

Sanford Cloud, Jr.*                   Director


Gordon J. Davis, Esq.                 Director
Dewey and LeBoeuf, LLP

New York, NY

John H. Forsgren*                     Director

Ann Maynard Gray*                     Director

John E. Haire*                        Director

Jerry J. Jasinowski*                  Director

Thomas S. Johnson*                    Director


Dona D. Young*                        Director, Chairman of the Board, President
                                      and Chief Executive Officer


Philip K. Polkinghorn*                Senior Executive Vice President and
                                      President, Life and Annuity

Tracy L. Rich*                        Executive Vice President, General Counsel
                                      and Secretary

Daniel J. Moskey*                     Vice President and Treasurer

James D. Wehr**                       Senior Executive Vice President and
                                      Chief Investment Officer


Peter A. Hofmann*                     Senior Executive Vice President and Chief
                                      Financial Officer

David R. Pellerin**                   Senior Vice President and Chief
                                      Accounting Officer


* The principal business address of this individual is One American Row, Hartford, CT 06103-2899

** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware
     Phoenix Distribution Holding Company (100%) Connecticut


               WS Griffith Securities, Inc. (100%) New York


     Phoenix Investment Management Company (100%) Connecticut
          Phoenix Investment Partners, Ltd. (100%) Delaware

               DP Holdings, Ltd. (100%) New Brunswick, Canada
               DPCM Holdings, Inc. (100%) Illinois


               Duff & Phelps Investment Management Company (100%) Illinois


               Goodwin Capital Advisers, Inc. (100%) New York
               Kayne Anderson Rudnick Investment Management, LLC (100%)
                    California
               Pasadena Capital Corporation (100%) California
                    Engemann Asset Management (100%) California
               Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut Phoenix Equity Planning Corporation (100%) Connecticut
                    Phoenix Investment Counsel, Inc. (100%) Massachusetts
               Phoenix/Zweig Advisers, LLC (100%) Delaware


                    Euclid Advisors, LLC (100%) New York


               PXP Securities Corp. (100%) New York
               Rutherford Financial Corporation (100%) Delaware
               Rutherford, Brown & Catherwood, LLC (73.2%) Delaware SCM Advisors, LLC (100%) California
               Walnut Asset Management, LLC (70.6%) Delaware
     Phoenix Life Insurance Company (100%) New York


          Phoenix Foundation (0%) Connecticut


          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York
          Phoenix Life Variable Universal Life Account (100%) New York
          PM Holdings, Inc. (100%) Connecticut
               American Phoenix Life and Reassurance Company (100%) Connecticut
                    Phoenix Life and Reassurance Company of New York (100%)
                    New York


               PFG Holdings, Inc. (100%) Pennsylvania


                    AGL Life Insurance Company (100%) Pennsylvania
                    PFG Distribution Company (100%) Delaware
                    Philadelphia Financial Group, Inc. (100%) Delaware
               PHL Variable Insurance Company (100%) Connecticut
                    PHL Variable Accumulation Account (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut
               Phoenix Founders, Inc. (100%) Connecticut
               Phoenix International Capital Corporation (100%) Connecticut
                    Practicare, Inc. (100%) Delaware
               Phoenix Life and Annuity Company (100%) Connecticut
                    Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut
               Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
               PML International Insurance Limited (100%) Bermuda
          The Phoenix Edge Series Fund (0%) Massachusetts business trust


     Phoenix National Trust Holding Company (100%) Connecticut
     Phoenix Life Solutions, Inc. (100%) Delaware


     Only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 29. Indemnification.

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective February 2, 2006) provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1)  is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter.

1.   Phoenix Equity Planning Corporation ("PEPCO")


     (a)  PEPCO serves as the principal underwriter for the following entities:
          Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


     (b)  Directors and Executive Officers of PEPCO


Name                       Position
------------------------   -----------------------------------------------------
George R. Aylward, Jr.**   Director and Executive Vice President
John H. Beers*             Vice President and Secretary
John R. Flores*            Vice President and Anti-Money Laundering Officer
Stephen D. Gresham**       Director and Senior Vice President
David Hanley**             Vice President and Treasurer
David C. Martin*           Vice President and Chief Compliance Officer
Philip K. Polkinghorn*     Director and Executive Vice President


* The business address of this individual is One American Row, Hartford, CT 06103-2899

** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 31. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

Item 32. Management Services.

Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:




Year                       Fee Paid
------------------------   --------
2007....................   $ 95,000
2006....................   $101,000
2005....................   $ 86,000


Item 33. Fee Representation.


Pursuant to Section 26(f)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 to registration statement under Rule 485(b) under the Securities Act and has caused this Post-Effective Amendment No. 7 to registration statement No. 333-119919 to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 30th day of April, 2008.



                                    PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                    (Registrant)


                                     By:
                                         ---------------------------------------
                                         *Dona D. Young, Chairman of the Board,
                                         President and Chief Executive Officer
                                         of Phoenix Life Insurance Company


                                     PHOENIX LIFE INSURANCE COMPANY
                                     (Depositor)


                                     By:
                                         ---------------------------------------
                                         *Dona D. Young, Chairman of the Board,
                                         President and Chief Executive Officer


By: /s/ Kathleen A. McGah
    ---------------------------------------
    *Kathleen A. McGah, as Attorney-in-Fact
    pursuant to Powers of Attorney.


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on this 30th day of April 2008.


Signature                               Title
-------------------------------------   ------------------------------------

                                        Director
-------------------------------------
*Sal H. Alfiero

                                        Director
-------------------------------------
*Martin N. Baily

                                        Director
-------------------------------------
*Jean S. Blackwell

                                        Director
-------------------------------------
*Peter C. Browning

                                        Director
-------------------------------------
*Arthur P. Byrne

                                        Director
-------------------------------------
*Sanford Cloud, Jr.

                                        Director
-------------------------------------
*Gordon J. Davis

                                        Director
-------------------------------------
*John H. Forsgren

Signature                               Title
-------------------------------------   ------------------------------------

                                        Director
-------------------------------------
*Ann Maynard Gray

                                        Director
-------------------------------------
*John E. Haire

                                        Director
-------------------------------------
*Jerry J. Jasinowski

                                        Director
-------------------------------------
*Thomas S. Johnson

                                        Chairman of the Board, President and
-------------------------------------   Chief Executive Officer
*Dona D. Young


                                         Chief Accounting Officer
-------------------------------------
*David R. Pellerin

                                         Chief Financial Officer
-------------------------------------
*Peter A. Hofmann



By: /s/ Kathleen A. McGah
    ---------------------------------------
    *Kathleen A. McGah, as Attorney-in-Fact
    pursuant to Powers of Attorney.

                                  Exhibit Index

Exhibit 26(k)      Opinion and Consent of Counsel

Exhibit 26(n)(1)   Consent of Independent Registered Public Accounting Firm